As Filed with the Securities and Exchange Commission on March 2, 2001

                     Registration Nos. 333-28339; 811-08239

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]

         Pre-Effective Amendment No.                                        [ ]
         Post-Effective Amendment No. 17                                    [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]
         Amendment No. 20                                                   [X]


                                    ProFunds
               (Exact Name of Registrant as Specified in Charter)

                        7900 Wisconsin Avenue, Suite 300
                            Bethesda, Maryland 20814
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (301) 657-1970

         Michael L. Sapir                              With copy to:
         Chairman                                      William J. Tomko
         PROFUND Advisors LLC                          President
         7900 Wisconsin Avenue, Suite 300              BISYS Fund Services
         Bethesda, Maryland 20814                      3435 Stelzer Road
                                                       Columbus, Ohio 43219

                 (Name and Address of Agent for Service Process)

Approximate  Date  of  Commencement  of  the  Proposed  Public  Offering  of the
Securities:

It is proposed that this filing will become effective:

_________  immediately upon filing pursuant to paragraph (b)

_________  on (date) pursuant to paragraph (b)

     X     60 days after filing pursuant to paragraph (a)(1)
_________

_________  on (date) pursuant to paragraph (a)(1)

_________  75 days after filing pursuant to paragraph (a)(2)


_________  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

______ This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

                                EXPLANATORY NOTE

          This Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A relates only to the 11 "Benchmark" ProFund, 21 "UltraSector" ProFund, and Money Market ProFund series of the Registrant described in the prospectus and statement of additional information set forth herein. Accordingly, this filing does not relate to the "VP ProFund" series of the Registrant, disclosure regarding which is hereby incorporated by reference from the following documents (File Nos. 333-28339, 811-08239): (1) the prospectus and a statement of additional information relating to the ProFund VP UltraBull included in Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, on January 12, 2001; (2) the prospectus relating to fourteen "ProFunds VP" ProFunds filed pursuant to Rule 497 under the Securities Act of 1933, on January 22, 2001; (3) the prospectuses and a statement of additional information relating to twenty-four "ProFunds VP" ProFunds included in Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, on September 1, 2000; and (4) the two prospectuses and statements of additional information relating to the 11 "VP" ProFunds included in Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed pursuant to Rule 485(b) under the Securities Act of 1933, on May 1, 2000.

                                                                     May 1, 2001

                                                                      Prospectus
ProFunds Mutual Funds

Bull ProFund                                                 Consumer Non-Cyclical UltraSector ProFund
OTC ProFund                                                  Energy UltraSector ProFund
UltraBull ProFund                                            Entertainment and Leisure UltraSector ProFund
UltraMid-Cap ProFund                                         Financial UltraSector ProFund
UltraSmall-Cap ProFund                                       Healthcare UltraSector ProFund
UltraOTC ProFund                                             Industrial UltraSector ProFund
UltraEurope ProFund                                          Internet UltraSector ProFund
UltraJapan ProFund                                           Oilfield Equipment and Services UltraSector ProFund
Bear ProFund                                                 Pharmaceuticals UltraSector ProFund
UltraBear ProFund                                            Precious Metals UltraSector ProFund
UltraShort OTC ProFund                                       Real Estate UltraSector ProFund
Money Market ProFund                                         Semiconductor UltraSector ProFund
Airlines UltraSector ProFund                                 Technology UltraSector ProFund
Banks UltraSector ProFund                                    Telecommunications UltraSector ProFund
Basic Materials UltraSector ProFund                          Utilities UltraSector ProFund
Biotechnology UltraSector ProFund                            Wireless Communications UltraSector ProFund
Consumer Cyclical UltraSector ProFund

PROFUNDSTM LOGO

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                Table of Contents

ProFunds
Broad Market ProFunds
Bearish ProFunds
UltraSector ProFunds
ProFunds Strategy
Money Market ProFund
Share Prices, Classes & Tax Information
Shareholder Services Guide
ProFunds Management
Financial Highlights


PROFUNDSTM LOGO
\ProFund Advisors LLC
Bankers Trust Company

Investment Advisors

                                                              ProFunds Overview

ProFunds Objectives [This information will be in chart form]

Except for the Money Market ProFund, the ProFunds described in this prospectus seek to provide daily investment results, before fees and expenses, that correspond to the performance of a particular benchmark.1

Broad Market ProFunds

These ProFunds seek to match or double an index's daily performance:

ProFund                Index            Daily Objective           Types of Companies in Index

Bull                   S&P 500          Match                      Diverse, widely traded,
                                                                   large capitalization

OTC                    NASDAQ 100       Match                      Large capitalization, most
                                                                   with technology and/or
                                                                   growth orientation

UltraBull              S&P 500          Double                     Diverse, widely traded,
                                                                   large capitalization

UltraMid-Cap           S&P MidCap 400   Double                     Diverse, widely traded, mid-
                                                                   sized capitalization companies

UltraSmall-Cap         Russell 2000     Double                     Diverse, small capitalization

UltraOTC               NASDAQ 100       Double                     Large capitalization, most
                                                                   with technology and/or
                                                                   growth orientation

UltraEurope            ProFunds Europe  Double                     Large capitalization, widely
                       Index                                       traded European stocks

UltraJapan             Nikkei 225       Double                     Large capitalization, widely
                       Stock Average                               traded Japanese stocks

--------
1        A benchmark  can be any standard of investment  performance  to which a mutual fund seeks to match its return,  such as a stock index.  A stock index  reflects the price of a group of stocks of specified  companies.
         For  example,  UltraBull  ProFund  has a  benchmark  of twice the daily return of the Standard & Poor's  Composite  Stock Price  Index(R) ("S&P
         500 Index").


Bearish ProFunds

These ProFunds seek to match or double the inverse (opposite) of an index's daily performance.

ProFund                Index               Daily Objective           Types of Companies in the Index

Bear                   S&P 500             Inverse                    Diverse, widely traded,
                                                                      large capitalization

UltraBear              S&P 500             Double the inverse         Diverse, widely traded,
                                                                      large capitalization

UltraShort OTC         NASDAQ 100          Double the inverse         Large capitalization, most
                                                                      with technology and/or
                                                                      growth orientation.

UltraSector ProFunds

These ProFunds seek to provide daily investment results that correspond to 150% of the daily performance of a specified Dow Jones U.S. sector index.

ProFund            Index                Daily Objective          Types of Companies in Index

Airlines           Dow Jones U.S.             150%                Securities within the airlines
                   Airlines Sector                                sector of the U.S. equity
                   Index                                          market

Banks              Dow Jones U.S.             150%                Securities within the banking
                   Banking Sector                                 sector of the U.S. equity
                   Index                                          market

Basic Materials    Dow Jones U.S.             150%                Securities within the basic
                   Basic Materials                                materials sector of the U.S.
                   Sector Index                                   equity market

Biotechnology     Dow Jones U.S.              150%                Securities within the
                  Biotechnology                                   biotechnology sector of
                  Sector Index                                    the U.S. equity market

Consumer Cyclical Dow Jones U.S.              150%                Securities within the
                  Consumer Cyclical                               consumer cyclical sector of
                  Sector Index                                    the U.S. equity market

Consumer Non-     Dow Jones U.S.              150%                Securities within the
Cyclical          Consumer Non-                                   consumer non-cyclical sector
                  Cyclical Sector Index                           of the U.S. equity market

Energy                      Dow Jones U.S.              150%                 Securities within the energy
                            Energy Sector                                    sector of the U.S. equity
                            Index                                            market

Entertainment &             Dow Jones U.S.              150%                 Securities within the
Leisure                     Entertainment &                                  entertainment and leisure
                            Leisure Index                                    sector of the U.S. equity
                                                                             market

Financial                   Dow Jones U.S.              150%                 Securities within the financial
                            Financial Sector                                 sector of the U.S. equity
                            Index                                            market

Healthcare                  Dow Jones U.S.              150%                 Securities within the health
                            Healthcare Sector Index                          care sector of the U.S. equity
                                                                             market

Industrial                  Dow Jones U.S.              150%                 Securities within the industrial
                            Industrial Sector Index                          sector of the U.S. equity market

Internet                    Dow Jones U.S. Internet     150%                 Securities within the internet
                            Index                                            sector of the U.S. equity market

Oilfield Equipment          Dow Jones U.S. Oilfield     150%                 Securities within the oilfield
and Services                Equipment and Services                           equipment and services sector of
                            Sector Index                                     the U.S. equity market

Pharmaceuticals             Dow Jones U.S.              150%                 Securities within the
                            Pharmaceuticals Index                            pharmaceuticals sector of the
                                                                             U.S. equity market

Precious Metals             Dow Jones U.S. Precious     150%                 Securities within the precious
                            Metals Index                                     metals sector of the U.S. equity
                                                                             market

Real Estate                 Dow Jones U.S. Real         150%                 Securities within the real
                            Estate Index                                     estate sector of the U.S. equity
                                                                             market

Semiconductor               Dow Jones U.S.              150%                 Securities within the
                            Semiconductor Index                              semiconductor sector of the U.S.
                                                                             equity market

Technology                  Dow Jones U.S.              150%                 Securities within the technology
                            Technology Sector Index                          sector of the U.S. equity market

Telecommunications          Dow Jones U.S.              150%                 Securities within the
                            Telecommunications                               telecommunications sector of the
                            Sector Index                                     U.S. equity market

Utilities                   Dow Jones U.S.              150%                 Securities within the utilities
                            Utilities Sector Index                           sector of the U.S. equity market

Wireless Communications     Dow Jones U.S.              150%                 Securities within the wireless
                            Wireless Communications                          communications sector of the
                            Index                                            U.S. equity market

Broad Market ProFunds

     . The investment objective of each of the Bull ProFund and the OTC ProFund is to seek daily investment results that correspond to the daily performance of a specific stock market index. These ProFunds may be considered to be conventional index funds.

          . The investment objective of each of the UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraOTC ProFund, UltraEurope ProFund, and UltraJapan ProFund is to seek daily investment results that correspond to twice (200%) the daily performance of a specified stock market index. The investment results of these ProFunds should magnify (both positively and negatively) the daily performance of the underlying stock market index.

Bearish ProFunds

     . The investment objective of the Bear ProFund is to seek to produce a daily investment result that corresponds to the inverse (opposite) of the daily performance of a particular stock market index.

     . The investment objective of each of the UltraBear ProFund and UltraShort OTC ProFund is to seek daily investment results that correspond to double the inverse (opposite) of the daily performance of a particular stock market index.

     . The net asset values of shares of these ProFunds should go up when the index underlying their benchmark goes down on a given day, and their net asset values should go down when the index underlying their benchmark goes up on a given day.



UltraSector ProFunds

     . The investment objective of each of the 21 UltraSector ProFunds described in this prospectus is to seek to provide daily investment results, before fees and expenses, that correspond to 150% of the daily performance of a specified U.S. Dow Jones sector index.

     . These ProFunds are designed to allow investors to gain investment exposure to a particular economic segment of the U.S. economy.

The ProFunds also offer the Money Market ProFund which is discussed later in this prospectus.

Principal Investment Strategies

The following discussion of investment strategies covers all the ProFunds, with the exception of the Money Market ProFund whose investment objective and strategy are covered later in this prospectus in the section titled "Money Market ProFund."

In seeking to achieve the ProFunds' investment objective of seeking daily investment results that correspond to a specific market or sector index, the ProFunds' investment advisor, ProFund Advisors LLC ("ProFund Advisors"), uses a "passive" approach to investing referred to as "quantitative analysis." On the basis of this analysis, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund should hold to approximate the performance of its benchmark. ProFund Advisors does not make judgments about the investment merit of a particular stock, nor does it attempt to apply any economic, financial or market analysis. The ProFunds do not take temporary defensive positions.

The ProFunds take positions in securities and other instruments that ProFund Advisors believes should have a similar investment profile as, and simulate the movement of, their respective underlying indices. The ProFunds may invest in securities that are not included in their underlying indices if ProFund Advisors decides it is appropriate in view of their investment objectives.

The Bull, OTC, UltraBull, UltraMid-Cap, UltraSmall-Cap, UltraOTC, UltraEurope, and the UltraSector ProFunds principally invest in:

     . A combination of equity securities that in ProFund Advisors' opinion should simulate the movement of the appropriate benchmark index;

     .    Futures contracts on stock indices,  and options on futures contracts;
          and

     . Financial instruments such as equity caps, collars, floors, swaps, and options on securities and stock indices.

The UltraJapan ProFund principally invests in:

     .    Futures contracts on stock indices,  and options on futures contracts;
          and

     . Financial instruments such as equity caps, collars, floors, swaps, depository receipts, and options on securities and stock indices.

     . In addition, the UltraJapan ProFund may invest in a combination of stocks that in ProFund Advisors' opinion, should simulate the movement of the Nikkei 225 Stock Average.

The Bearish ProFunds generally do not invest in traditional securities, such as common stock of operating companies. Rather, the Bearish ProFunds principally invest in futures contracts, options contracts, swaps and other financial instruments, and engage in short sales. Using these techniques, these ProFunds will generally incur a loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the ProFund terminates the position. These ProFunds will generally realize a gain if the underlying security or index declines in price between those dates.

All of the ProFunds may invest in futures contracts on stock indices, options on futures contracts, and the other financial instruments noted above as a substitute for investing directly in stocks in order to gain exposure to the appropriate benchmark index.

The UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraOTC ProFund, UltraEurope ProFund, UltraJapan ProFund and the UltraSector ProFunds may invest in futures contracts on stock indices, options on futures contracts, and the other financial instruments noted above in order to produce economically "leveraged" investment results. Leverage is a way to change market movements into larger changes in the value of the investments of these ProFunds.

The UltraEurope ProFund invests in financial instruments with values that reflect the performance of stocks of European companies. The UltraJapan ProFund may invest in financial instruments with values that reflect the performance of stocks issued by certain Japanese companies. UltraEurope and UltraJapan ProFunds may invest in American Depository Receipts (ADRs).

What the ProFunds Do

Each ProFund:

 .    Seeks to provide  its  shareholders  with  predictable  investment  returns approximating its benchmark by investing in securities and other financial instruments such as futures and options on futures.
 .    Uses a mathematical and quantitative approach.
 .    Pursues its objective regardless of market conditions, trends or direction.
 .    Seeks to provide correlation with its benchmark on a daily basis.

What the ProFunds Do Not Do

ProFund Advisors does not:

 .    Conduct  conventional  stock  research or analysis or forecast stock market movement in managing the ProFunds' assets.
 .    Invest  the  ProFunds'  assets in stocks or  instruments  based on  ProFund
     Advisors' view of the fundamental prospects of particular companies.
 .    Adopt  defensive  positions by investing  in cash or other  instruments  in anticipation of an adverse climate for the ProFunds benchmark indices.

In addition, the UltraProFunds do not seek to provide correlation with their benchmark indices over a period of time other than daily since mathematical compounding prevents the UltraProFunds from achieving such results.

Principal Risks of Investing in the ProFunds

Like all investments, the ProFunds entail risk. ProFund Advisors cannot guarantee that any ProFund will achieve its investment objective. As with any mutual fund, the ProFunds could lose money, or their performance could trail that of other investment alternatives. Some of the risks that are common (unless otherwise specified) to the ProFunds are:

Market Risk -- The ProFunds are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in the ProFunds, other than the Bearish ProFunds, should normally lose money when the index underlying their benchmark declines. Investors in a Bearish ProFund should gain money when the index underlying its benchmark declines.

Equity Risk -- The equity markets are volatile, and the value of securities and futures and options contracts may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund to decrease. The risk of equity investing may be particularly acute when a ProFund invests in the securities of issuers with small market capitalization. Small capitalization companies may lack the financial and personnel resources to handle economic setbacks, and their securities typically are less liquid than larger companies' stock.

Concentration Risk -- Since each UltraSector ProFund invest in the securities of a limited number of issuers conducting business in a specific market sector, it is subject to the risk that those issuers (or that market sector) will perform poorly, and the UltraSector ProFund will be negatively impacted by that poor performance.

Correlation Risk -- ProFund Advisors expects that each of the ProFunds will track its benchmark with a high level of correlation. There can be, however, no guarantee that the ProFunds will be able to achieve a high level of correlation. A ProFund may invest in securities or in other financial instruments not included in its underlying index. A ProFund may not have investment exposure to all securities in its underlying index, or its weighting of investment exposure to such stocks may be different from that of the index. A ProFund may be subject to large movements of assets into and out of the ProFund and may receive trade information after the market close, potentially resulting in the ProFund being over or underexposed within its market. These factors may adversely affect a ProFund's correlation with its benchmark. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment goal.

Leverage Risk -- The ProFunds (other than the Bull, OTC, and Bear ProFunds) employ leveraged investment techniques and may borrow money for investment purposes. Leverage is the ability to get a return on a capital base that is larger than a ProFund's investment. Use of leverage can magnify the effects of changes in the value of the ProFunds and makes them more volatile. The leveraged investment techniques that the ProFunds employ should cause investors in these ProFunds to lose more money in adverse environments.

Risks of Aggressive Investment Techniques -- ProFunds use investment techniques that may be considered aggressive. Risks associated with the use of options, swaps, futures contracts and other similar instruments include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.

Liquidity Risk -- In certain circumstances, such as the disruption of the orderly markets for financial instruments in which the ProFunds invest, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds from limiting losses or realizing gains.

Non-Diversification Risk -- The ProFunds are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of companies, if ProFund Advisors determines that doing so is the most efficient means of tracking the relevant benchmark. This would make the performance of a ProFund more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be. Nevertheless, the ProFunds, other than the UltraSector ProFunds, intend to invest on a diversified basis.

Swap Counterparty Credit Risk - The ProFunds are subject to credit risk on the amount each ProFund expects to receive from swap agreement counterparties. A swap counterparty default on its payment obligation to the ProFund will cause the value of the ProFund to decrease.

New Fund Risk -- For the Airline UltraSector ProFund, the Banks UltraSector ProFund, the Basic Materials UltraSector ProFund, the Consumer Cyclical UltraSector ProFund, the Consumer Non-Cyclical UltraSector ProFund, the
Entertainment and Leisure ProFund, the Industrial UltraSector ProFund, the Precious Metals UltraSector ProFund, and the Oilfield Equipment and Services UltraSector ProFund, there can be no assurances that a ProFund will grow to or maintain an economically viable size, in which case management may determine to liquidate the ProFund at a time that may not be opportune for shareholders.

The investment objective of each ProFund is non-fundamental and may be changed without shareholder approval. There can be no assurance that a ProFund will achieve its investment objective.

The ProFunds:

Are not federally insured

Are not guaranteed by any government agency

Are not bank deposits

Are not  guaranteed  to  achieve  their  objectives

Who  May Want To  Consider  a ProFunds Investment

The Bull ProFund and the OTC ProFund may be appropriate for investors who want to receive investment results approximating the performance of the S&P 500 Index and the NASDAQ 100 Index respectively.

The Ultra Broad Market ProFunds may be appropriate for investors who believe that the value of a particular index will increase, and that by investing with the objective of doubling the index's daily return, they will achieve superior results over time or are seeking to match an index's daily return with half the investment required of a conventional mutual fund. Investors in these ProFunds should understand that since each Ultra Broad Market ProFund seeks to double the daily performance of its benchmark index, it should have twice the volatility of a conventional index fund and twice the potential of loss.

The Bearish ProFunds may be appropriate for investors who expect the underlying index to decrease and desire to earn a profit as a result of the index declining or who want to protect (hedge) the value of a diversified portfolio of stocks and/or stock mutual funds from a market downturn that they anticipate.

The UltraSector ProFunds may be appropriate for investors who expect one or more U.S. sectors to outperform the markets in general.

All of the ProFunds may be appropriate for investors who are executing a strategy that relies on frequent buying, selling, or exchanging among stock mutual funds or exchanging between stock mutual funds and money market funds since the ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $15 redemption wire fee.

Broad Market ProFunds

Each Broad Market ProFund is benchmarked to a major market index, such as the S&P 500 Composite Index. The following chart outlines the Broad Market ProFunds, their indices and their daily objectives.

ProFund           Index                     Daily Objective

Bull               S&P 500                      Match

OTC                NASDAQ 100                   Match

UltraBull          S&P 500                      Double

UltraMid-Cap       S&P MidCap 400               Double

UltraSmall-Cap     Russell 2000                 Double

UltraOTC           NASDAQ 100                   Double

UltraEurope        ProFunds Europe              Double
                   Index

UltraJapan         Nikkei 225                   Double
                   Stock Average

Bull ProFund

Fund Strategy

The Bull ProFund seeks daily investment results that correspond to the daily performance of the S&P 500 Index.

The S&P 500 Index is a widely used measure of large U.S. company stock performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's for their size and the frequency and ease with which their stocks trade. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the American economy.

Risk Considerations

The general risks associated with the Bull ProFund are discussed above in the Overview.

Fund Performance

The bar chart and table below can help you evaluate the potential risks of investing in the Bull ProFund by showing its performance from year to year and as compared to a broad-based securities index. The bar chart shows the annual returns for the Investor Class shares of the Bull ProFund through December 31, 2000. The table compares the Bull ProFund's return for Investor Class shares and Service Class shares in 2000 and from inception through December 31, 2000 with the relevant benchmark index. Of course, how the Bull ProFund has performed in the past is not necessarily an indication of how it will perform in the future.

[INSERT BAR CHART]
Annual Returns as of December 31 each year

         [   ]%        2000
         17.18%        1999
         26.57%        1998

During the period covered in chart above, the highest and lowest returns of the Investor Class shares of the Bull ProFund in any calendar quarter were as follows:

                           Highest Quarterly         Lowest Quarterly
                           Return (%)                         Return (%)
--------------------------------------------------------------------------------
                           [        ]                  [           ]


Average Annual Returns Bull ProFund
As of December 31, 2000
---------------------------------------------------------------------------------------------------------

                                    One Year                  Since Inception            Inception Date
Investor Class Shares               [          ]%             [          ]%                 12/02/97
Service Class Shares                [          ]%             [          ]%                 12/02/97
S&P 500 Index                       [          ]%             [          ]%
(excludes dividends)

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of the Bull ProFund.

Shareholder Fees-- Investor Class Shares and Service Class Shares
(paid directly from your investment)

Wire Redemption Fee*       $15

*This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                                      Investor      Service
                                                        Class        Class
                                                      --------     ---------
Management Fees                                        0.75%         0.75%
Distribution and Service (12b-1) Fees                  None          1.00%
Other Expenses                                         0.78%         0.73%
                                                       -------      -------
Total Annual ProFund Operating Expenses                1.53%         2.48%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the Bull ProFund, and is intended to help you compare the cost of investing in the Bull ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Bull ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.
                                    1 YEAR     3 YEARS  5 YEARS     10 YEARS
Investor Class                      $156        $483     $834        $1,824
Service Class                       $251        $773     $1,321      $2,816

OTC ProFund

Fund Strategy

The OTC ProFund seeks daily investment results that correspond to the daily performance of the NASDAQ 100 Index(TM).

The NASDAQ 100 Index(TM) contains 100 of the largest and most active non-financial domestic and international companies listed on the NASDAQ Stock Market based on market capitalization. Eligibility criteria for the NASDAQ 100 Index(TM) includes a minimum average daily trading volume of 100,000 shares. If the security is a foreign security, the company must have a world wide market value of at least $10 billion, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day.

Risk Considerations

In addition to the risks discussed in the Overview, the OTC ProFund is subject to the following risk:

Technology Concentration Risk - To the extent the NASDAQ 100 Index is currently concentrated in issuers conducting business in the technology sector, the technology companies making up the OTC ProFund's investments are subject to:
intense competition, both domestically and internationally; limited product lines, markets, financial resources or personnel; product obsolescence due to rapid technological developments and frequent new product introduction; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights the loss or impairment of which may adversey affect profitability.

Fund Performance

Because the OTC ProFund commenced operations on August 8, 2000, it does not have a record of performance for a calendar year.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the OTC ProFund.

Shareholder Fees-- Investor Class Shares and Service Class Shares
(paid directly from your investment)

Wire Redemption Fee*       $15

*This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses

(as a percentage of average daily net assets)

                                                      Investor     Service
                                                       Class        Class
                                                      -------      -------
Management Fees                                        0.70%?       0.70%?
Distribution and Service (12b-1) Fees                   None        1.00%
Other Expenses                                         0.63%        0.63%
                                                      -------      -------
Total Annual ProFund Operating Expenses                1.33%        2.33%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the OTC ProFund, and is intended to help you compare the cost of investing in the OTC ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the OTC ProFund earned an annual return of 5% over the periods shown, that you reinvested all dividends and distributions, and that gross operating expenses remained constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                    1 YEAR  3 YEARS
                                    ------  -------
Investor Class                      $135     $421
Service Class                       $236     $727

UltraBull ProFund

Fund Strategy

The UltraBull ProFund seeks daily investment results that correspond to twice (200%) the daily performance of the S&P 500 Index. If the UltraBull ProFund is successful in meeting its objective, it should gain approximately twice as much as the Bull ProFund when the prices of the securities in the S&P 500 Index rise on a given day and should lose approximately twice as much when such prices decline on a given day.

The S&P 500 Index is a widely used measure of large U.S. company stock performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's for their size and the frequency and ease with which their stocks trade. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the American economy.

Risk Considerations

The general risks associated with the UltraBull ProFund are discussed above in the Overview.

Fund Performance

The bar chart and table below can help you evaluate the potential risks of investing in the UltraBull ProFund by showing its performance from year to year and as compared to a broad-based securities index. The bar chart shows the annual returns for the Investor Class shares of the UltraBull ProFund through December 31, 2000. The table compares the UltraBull ProFund's return for Investor Class shares and Service Class shares in 2000 and from inception through December 31, 2000 with the relevant benchmark index. Of course, how the UltraBull ProFund has performed in the past is not necessarily an indication of how it will perform in the future.

[INSERT BAR CHART]

Annual Returns as of December 31 each year

         [       ]%    2000
         29.56%        1999
         42.95%        1998

During the period covered in chart above, the highest and lowest returns of the Investor Class shares of the UltraBull ProFund in any calendar quarter were as follows:

                           Highest Quarterly         Lowest Quarterly
                           Return (%)                  Return (%)
--------------------------------------------------------------------------------
                            [        ]                 [        ]

Average Annual Return
As of December 31, 2000
--------------------------------------------------------------------------------
                          One Year    Since Inception         Inception Date
Investor Class Shares     [    ]%          [    ]%               11/28/97
Service Class Shares      [    ]%          [    ]%               11/28/97
S&P 500 Index             [    ]%          [    ]%
(excludes dividends)

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of the UltraBull ProFund.


Shareholder Fees-- Investor Class Shares and Service Class Shares
(paid directly from your investment)

Wire Redemption Fee*       $15

         *This charge may be waived at the discretion of the ProFunds.


Annual Operating Expenses
(as a percentage of average daily net assets)

                                                              Investor   Service
                                                              Class       Class
                                                             --------   --------
Management Fees                                               0.75%      0.75%
Distribution and Service (12b-1) Fees                         None       1.00%
Other Expenses                                                0.61%      0.61%
                                                              -------  -------
Total Annual ProFund Operating Expenses                       1.36%      2.36%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the UltraBull ProFund, and is intended to help you compare the cost of investing in the UltraBull ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the UltraBull ProFund earned an annual return of 5% over the periods shown, that you reinvested all dividends and distributions, and that gross operating expenses remained constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                    1 YEAR    3 YEARS  5 YEARS    10 YEARS
Investor Class                      $138       $431     $745       $1,635
Service Class                       $239       $736     $1,260     $2,696

UltraMid-Cap ProFund

Fund Strategy

The UltraMid-Cap ProFund seeks daily investment results that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index. If the UltraMid-Cap ProFund is successful in meeting its objective, it should gain approximately twice as much as the S&P MidCap 400 Index when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline on a given day.

The S&P MidCap 400 Index, is a widely used measure of medium capitalized U.S. company stock performance. It consists of the common stocks of 400 major corporations selected buy Standard & Poor's for their size and the frequency and ease with which their stocks trade. Standard &Poor's also attempts to assure that the Index reflects the full range and diversity of the American economy.

Risk Considerations

In addition to the risks discussed in the Overview, the UltraMid-Cap ProFund is subject to mid-cap company investment risk. The UltraMid-Cap ProFund could experience risks that a fund which invests in primarily large capitalized, widely traded companies would not. Such risks could include:

     . Mid-Cap company stocks tend to have greater fluctuations in price than the stocks of large companies, but not as drastic as the stocks of small companies; and

     .    Stocks of  mid-sized  companies  could be more  difficult to liquidate
          during  market  downturns  compared  to  larger,   more  widely-traded
          companies.

Fund Performance

Because the UltraMid-Cap ProFund commenced operations on February 8, 2000, it does not have a record of performance for a calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of the UltraMid-Cap ProFund.

Shareholder Fees-- Investor Class Shares and Service Class Shares
(paid directly from your investment)

Wire Redemption Fee*       $15

         *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                                   Investor        Service
                                                    Class           Class
                                                   --------        --------
Management Fees                                      0.75%           0.75%
Distribution and Service (12b-1) Fees                None            1.00%
Other Expenses                                       0.56%           0.56%
                                                   -------          -------
Total Annual ProFund Operating Expenses              1.31%           2.31%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the UltraMid-Cap ProFund, and is intended to help you compare the cost of investing in the UltraMid-Cap ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the UltraMid-Cap
ProFund earned an annual return of 5% over the periods shown, that you reinvested all dividends and distributions, and that gross operating expenses remained constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                    1 YEAR   3 YEARS   5 YEARS    10 YEARS
                                    ------   -------   -------    --------
Investor Class                      $133      $415     $[    ]    $[     ]
Service Class                       $234      $721     $[    ]    $[     ]

UltraSmall-Cap ProFund

Fund Strategy

The UltraSmall-Cap ProFund seeks daily investment results that correspond to twice (200%) the daily performance of the Russell 2000(R) Index. If the UltraSmall-Cap ProFund is successful in meeting its objective, it should gain approximately twice as much as the Russell 2000(R) Index when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline on a given day.

The Russell 2000(R) Index is an unmanaged index consisting of 2,000 small company common stocks. The Index comprises 2,000 of the smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000(R) Index which, in turn, represents approximately 98% of the publicly traded U.S. equity market.

Risk Considerations

In addition to the risks discussed in the Overview for all the ProFunds, the UltraSmall-Cap ProFund is subject to small company investment risk. The UltraSmall-Cap ProFund could experience greater risks than a fund which invests primarily in large capitalized, widely traded companies, such as:

     . Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

     . There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

     . Small companies tend to lack the financial and personnel resources to handle industry wide setbacks and, as a result, such setbacks could have a greater effect on the companies share prices; and

     . Small company stocks are typically less liquid then large company stocks and liquidating positions in turbulent market conditions could become difficult.

Fund Performance

Because the UltraSmall-Cap ProFund commenced operations on February 8, 2000, it does not have a record of performance for a calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of the UltraSmall-Cap ProFund.

Shareholder Fees-- Investor Class Shares and Service Class Shares
(paid directly from your investment)

Wire Redemption Fee*       $15

         *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                                    Investor     Service
                                                     Class        Class
                                                    -------     --------
Management Fees                                       0.75%       0.75%
Distribution and Service (12b-1) Fees                 None        1.00%
Other Expenses                                        0.59%       0.59%
                                                     -------     -------
Total Annual ProFund Operating Expenses               1.34%       2.34%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the UltraSmall-Cap ProFund, and is intended to help you compare the cost of investing in the UltraSmall-Cap ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the UltraSmall-Cap ProFund earned an annual return of 5% over the periods shown, that you reinvested all dividends and distributions, and that gross operating expenses remained constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                    1 YEAR  3 YEARS    5 YEARS    10 YEARS
                                    ------  ------     ------     --------
Investor Class                      $136     $425      $[    ]    $[     ]
Service Class                       $237     $730      $[    ]    $[     ]

UltraOTC ProFund

Fund Strategy

The UltraOTC ProFund seeks daily investment results that correspond to twice (200%) the daily performance of the NASDAQ 100 Index(TM). If the UltraOTC ProFund is successful in meeting its objective, it should gain approximately twice as much as the growth oriented NASDAQ 100 Index(TM) when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline on a given day.

The  NASDAQ  100  Index(TM)   contains  100  of  the  largest  and  most  active
non-financial domestic and international issues listed on the NASDAQ Stock Market based on market capitalization. Eligibility criteria for the NASDAQ 100 Index(TM) includes a minimum average daily trading volume of 100,000 shares. If the security is a foreign security, the company must have a world wide market value of at least $10 billion, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day.

Risk Considerations

In addition to the risks discussed in the Overview, the OTC ProFund is subject to the following risk:

Technology Concentration Risk - To the extent the NASDAQ 100 Index is currently concentrated in issuers conducting business in the technology sector, the technology companies making up the OTC ProFund's investments are subject to:
intense competition, both domestically and internationally; limited product lines, markets, financial resources or personnel; product obsolescence due to rapid technological developments and frequent new product introduction; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights the loss or impairment of which may adversely affect profitability.

Fund Performance

The bar chart and table below can help you evaluate the potential risks of investing in the UltraOTC ProFund by showing its performance from year to year and as compared to a broad-based securities index. The bar chart shows the annual returns for the Investor Class shares of the UltraOTC ProFund through December 31, 2000. The table compares the UltraOTC ProFund's return for Investor Class and Service Class shares in 2000 and from inception through December 31, 2000 with the relevant benchmark index. Of course, how the UltraOTC ProFund has performed in the past is not necessarily an indication of how it will perform in the future.

[INSERT BAR CHART]

Annual Returns as of December 31 each year

         [       ]%        2000
         233.25%           1999
         185.34%           1998

During the period covered in chart above, the highest and lowest returns of the Investor Class shares of the UltraOTC ProFund in any calendar quarter were as follows:

                           Highest Quarterly         Lowest Quarterly
                           Return (%)                 Return (%)
------------------------------------------------------------------------
                           [        ]                [        ]



Average Annual Return
As of December 31, 2000
--------------------------------------------------------------------------------
                           One Year    Since Inception           Inception Date
                           ---------   ---------------           --------------
Investor Class Shares      [    ]%          [    ]%                  12/02/97
Service Class Shares       [    ]%          [    ]%                  12/02/97
NASDAQ 100 Index(TM)       [    ]%          [    ]%
(excludes dividends)

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of the UltraOTC ProFund.

Shareholder Fees-- Investor Class Shares and Service Class Shares
(paid directly from your investment)

Wire Redemption Fee*       $15

         *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                                      Investor      Service
                                                       Class        Class
                                                      -------       -------
Management Fees                                        0.75%        0.75%
Distribution and Service (12b-1) Fees                   None        1.00%
Other Expenses                                         0.58%        0.57%
                                                     -------       -------
Total Annual ProFund Operating Expenses                1.33%        2.32%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the UltraOTC ProFund, and is intended to help you compare the cost of investing in the UltraOTC ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the UltraOTC ProFund earned an annual return of 5% over the periods shown, that you reinvested all dividends and distributions, and that gross operating expenses remained constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                    1 YEAR  3 YEARS  5 YEARS    10 YEARS
                                    -----   ------   -------    --------
Investor Class                      $135    $421      $729       $1,601
Service Class                       $235    $724      $1,240     $2,656

UltraEurope ProFund

Fund Strategy

The UltraEurope ProFund seeks daily investment results that correspond to twice (200%) the daily performance of the ProFunds Europe Index. If the UltraEurope ProFund is successful in meeting its objective, it should gain approximately twice as much as the ProFunds Europe Index when the prices of the securities in that index rise on a given day and should lose approximately twice as much when such prices decline on a given day.

The ProFunds Europe Index ("PEI") is a combined measure of European stock performance created by ProFund Advisors from the leading stock indices of Europe's three largest economies giving equal weight to each index each day. The PEI averages the daily U.S. dollar results of the following three indices:

     .    The  Financial  Times  Stock  Exchange  100  Index   ("FTSE-100"),   a
          capitalization-weighted index of the 100 most highly capitalized companies traded on the London Stock Exchange;

     . The Deutsche Aktienindex ("DAX"), is a total rate of return index of 30 selected German blue-chip stocks traded on the Frankfurt Stock Exchange; and

     . The CAC-40, a capitalization-weighted index of 40 companies listed on the Paris Stock Exchange (the Bourse).

Risk Considerations

In addition to the risks discussed in the Overview, the UltraEurope ProFund is subject to foreign investment risk, which may involve risks not typically associated with investing in U.S. securities alone:

 .    Many foreign countries lack uniform accounting and disclosure standards, or
     have  standards  that  differ  from  U.S.   standards.   Accordingly,   the
     UltraEurope ProFund may not have access to adequate or reliable company information.

 .    The  UltraEurope  ProFund  will be  subject  to the  market,  economic  and political risks of the countries where it invests or where the companies represented in the PEI are located.

 .    Securities  purchased by the  UltraEurope  ProFund may be priced in foreign currencies. Their value could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. ProFund Advisors does not
     engage  in   activities   designed  to  hedge  against   foreign   currency
     fluctuations.

 .    On January 1, 1999,  the eleven  nations of the  European  Monetary  Union, including Germany and France, began the process of introducing a uniform currency. The new currency, the euro, is expected to reshape financial markets, banking systems and monetary policy in Europe and throughout the world. The continued transition to the euro may also have a worldwide impact on the economic environment and behavior of investors.

Fund Performance

The bar chart and table below can help you evaluate the potential risks of investing in the UltraEurope ProFund by showing its performance from year to year and as compared to a broad-based securities index. The bar chart shows the annual return for the Investor Class shares of the UltraEurope ProFund through December 31, 2000. The table compares the UltraEurope ProFund's return for
Investor Class shares in and Service Class shares in 2000 and from inception through December 31, 2000 with the relevant benchmark index. Of course, how the UltraEurope ProFund has performed in the past is not necessarily an indication of how it will perform in the future.

[INSERT BAR CHART]

Annual Return

As of December 31, 2000, the UltraEurope ProFund had an annual return of [  ]%.

During the period covered in chart above, the highest and lowest returns of the Investor Class shares of the UltraEurope ProFund in any calendar quarter were as follows:

                           Highest Quarterly         Lowest Quarterly
                           Return (%)                  Return (%)
-----------------------------------------------------------------------
                           [    ]                    [        ]


Average Annual Return
As of December 31, 2000
--------------------------------------------------------------------------------
                             One Year     Since Inception    Inception Date
                             --------     ---------------    -------------
Investor Class Shares         [    ]%        [    ]%            03/15/99
Service Class Shares          [    ]%        [    ]%            03/15/99
ProFunds Europe Index         [    ]%        [    ]%
(excludes dividends)

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of the UltraEurope ProFund.


Shareholder Fees-- Investor Class Shares and Service Class Shares
(paid directly from your investment)

Wire Redemption Fee*       $15

         *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                                      Investor      Service
                                                       Class        Class
                                                      -------       -------
Management Fees                                        0.90%        0.90%
Distribution and Service (12b-1) Fees                  None         1.00%
Other Expenses                                         1.63%        1.68%
                                                     -------       -------
Total Annual ProFund Operating Expenses                2.53%        3.58%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the UltraEurope ProFund, and is intended to help you compare the cost of investing in the UltraEurope ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the UltraEurope
ProFund earned an annual return of 5% over the periods shown, that you reinvested all dividends and distributions, and that gross operating expenses remained constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                          1 YEAR  3 YEARS    5 YEARS    10 YEARS
                          ------  -------    ------     --------
Investor Class             $256    $788      $1,345      $2,866
Service Class              $361    $1,097    $1,855      $3,845

UltraJapan ProFund

Fund Strategy

The UltraJapan ProFund seeks daily investment results that correspond to twice (200%) the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with twice (200%) the daily performance of related futures contracts traded in the United States. See "Risk Considerations" below for additional information.

The Nikkei 225 Stock Average, is a price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The index is computed and distributed by the Nihon Keizai Shimbun (NKS).

Risk Considerations

In addition to the risks discussed in the Overview, the UltraJapan ProFund is also subject to the following risks:

Foreign Investment Risk

 .    Many foreign countries lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Accordingly, the UtlraJapan ProFund may not have access to adequate or reliable company information.

 .    The  UltraJapan  ProFund  will  be  subject  to the  market,  economic  and political risks of the countries where it invests or where the companies represented in the Nikkei 225 Stock Average are located. Because it may invest, directly or indirectly, a large portion of its assets in Japanese
     stocks,   the  UltraJapan   ProFund's   performance   may  be  particularly
     susceptible to economic, political or regulatory events affecting Japanese companies and in Japan generally.

 .    Securities  purchased  by the  UltraJapan  ProFund may be priced in foreign currencies. Their value could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. ProFund Advisors does not
     engage  in   activities   designed  to  hedge  against   foreign   currency
     fluctuations.

Valuation Time Risk--The UltraJapan ProFund generally values its assets as of the close of the New York Stock Exchange. Such valuation will reflect market perceptions and trading activity on the U.S. financial markets since the calculation of the closing level of the Nikkei 225 Stock Average. The Nikkei 225 Stock Average is determined in the early morning U.S. Eastern time prior to the opening of the New York Stock Exchange. As a result, the day-to-day correlation of the UltraJapan ProFund's performance may vary from the closing performance of the Nikkei 225 Stock Average. However, ProFunds believes that over time the UltraJapan ProFund's performance will correlate highly with the movement of the Nikkei 225 Stock Average.

Fund Performance

Because the UltraJapan ProFund commenced operations on February 8, 2000, it does not have a record of performance for a calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of the UltraJapan ProFund.


Shareholder Fees-- Investor Class Shares and Service Class Shares
(paid directly from your investment)

Wire Redemption Fee*       $15

         *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                                    Investor     Service
                                                      Class      Class
                                                    -------      -------
Management Fees                                      0.90%        0.90%
Distribution and Service (12b-1) Fees                None         1.00%
Other Expenses                                       0.37%        0.37%
                                                     -------     -------
Total Annual ProFund Operating Expenses              1.27%        2.27%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the UltraJapan ProFund, and is intended to help you compare the cost of investing in the UltraJapan ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the UltraJapan ProFund earned an annual return of 5% over the periods shown, that you reinvested all dividends and distributions, and that gross operating expenses remained constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                    1 YEAR     3 YEARS  5 YEARS     10 YEARS
Investor Class                      $129       $403     $[    ]     $[    ]
Service Class                       $230       $709     $[    ]     $[    ]

Bearish ProFunds

Each Bearish ProFund seeks to match or double the inverse (opposite) of the daily performance of a major market index, such as the S&P 500 Index. The following chart outlines the Bearish ProFunds, their indices, their daily objectives and the types of companies in the indices.

ProFund           Index                 Daily Objective

Bear              S&P 500               Inverse

UltraBear         S&P 500               Double the inverse

UltraShort OTC    NASDAQ 100            Double the inverse

Bear ProFund

Fund Strategy

The Bear ProFund seeks daily investment results that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index. If the Bear ProFund is successful in meeting its objective, the net asset value of Bear ProFund shares will increase in direct proportion to any daily decrease in the level of the S&P 500 Index. Conversely, the net asset value of Bear ProFund shares will decrease in direct proportion to any daily increase in the level of the S&P 500 Index.

The S&P 500 Index is a widely used measure of large U.S. company stock performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's for their size and the frequency and ease with which their stocks trade. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the American economy.

Risk Considerations

In addition to the risks discussed in the Overview, the Bear ProFund is also subject to inverse correlation risk. Shareholders in the Bear ProFund should lose money when the S&P 500 Index, its underlying benchmark, rises -- a result that is the opposite from traditional equity mutual funds.

Fund Performance

The bar chart and table below can help you evaluate the potential risks of investing in the Bear ProFund by showing its performance from year to year and as compared to a broad-based securities index. The bar chart shows the annual returns for the Investor Class shares of the Bear ProFund through December 31, 2000. The table compares the Bear ProFund's return for Investor Class shares and Service Class shares in 2000 and from inception through December 31, 2000 with the relevant benchmark index. Of course, how the Bear ProFund has performed in the past is not necessarily an indication of how it will perform in the future.

[INSERT BAR CHART]

Annual Returns as of December 31 each year

         [       ]%       2000
         -12.32%          1999
         -19.46%          1998

During the period covered in chart above, the highest and lowest returns of the Investor Class shares of the Bear ProFund in any calendar quarter were as follows:

                           Highest Quarterly         Lowest Quarterly
                           Return (%)                  Return (%)
------------------------------------------------------------------------
                           [        ]                 [        ]

Average Annual Return
As of December 31, 2000
--------------------------------------------------------------------------------
                          One Year        Since Inception      Inception Date
                          --------        --------------       --------------
Investor Class Shares     [    ]%          [    ]%               12/31/97
Service Class Shares      [    ]%          [    ]%               12/31/97
S&P 500 Index             [    ]%          [    ]%
(excludes dividends)

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of the Bear ProFund.

Shareholder Fees-- Investor Class Shares and Service Class Shares
(paid directly from your investment)

Wire Redemption Fee*       $15

         *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                                     Investor      Service
                                                      Class         Class
                                                     ------        --------
Management Fees                                        0.75%        0.75%
Distribution and Service (12b-1) Fees                  None         1.00%
Other Expenses                                         0.93%        1.16%
                                                     -------       -------
Total Annual ProFund Operating Expenses                1.68%        2.91%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the Bear ProFund, and is intended to help you compare the cost of investing in the Bear ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Bear ProFund earned an annual return of 5% over the periods shown, that you reinvested all dividends and distributions, and that gross operating expenses remained constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                      1 YEAR    3 YEARS  5 YEARS   10 YEARS
                     -------    -------  ------    --------
Investor Class        $171       $530     $913      $1,987
Service Class         $294       $901   $1,533      $3,233

UltraBear ProFund

Fund Strategy

The UltraBear ProFund seeks daily investment results that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500 Index. The net asset value of shares of the UltraBear ProFund should increase or decrease approximately twice as much as does that of the Bear ProFund on any given day.

The S&P 500 Index is a widely used measure of large U.S. company stock performance. It consists of the common stocks of 500 major corporations selected by Standard & Poor's for their size and the frequency and ease with which their stocks trade. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the American economy.

Risk Considerations

In addition to the risks discussed in the Overview, the UltraBear ProFund is also subject to inverse correlation risk. Shareholders in the UltraBear ProFund should lose money when the S&P 500 Index, its underlying benchmark, rises -- a result that is the opposite from traditional equity mutual funds.

Fund Performance

The bar chart and table below can help you evaluate the potential risks of investing in the UltraBear ProFund by showing its performance for year to year and as compared to a broad-based securities index. The bar chart shows the annual returns for the Investor Class shares of the UltraBear ProFund through December 31, 2000. The table compares the UltraBear ProFund's return for Investor Class shares and Service Class shares in 2000 and from inception through December 31, 2000 with its relevant benchmark index. The second table compares the UltraBear ProFund's return for Service Class shares in 2000 and from its inception through December 31, 2000 with its relevant benchmark index. Of course, how the UltraBear ProFund has performed in the past is not necessarily an indication of how it will perform in the future.

[INSERT BAR CHART]
Annual Returns as of December 31 each year

         [       ]%       2000
         -30.54%          1999
         -38.34%          1998

During the period covered in chart above, the highest and lowest returns of the Investor Class shares of the UltraBear ProFund in any calendar quarter were as follows:

                           Highest Quarterly         Lowest Quarterly
                           Return (%)                  Return (%)
------------------------------------------------------------------------
                           [        ]                 [        ]

Average Annual Return
As of December 31, 2000
--------------------------------------------------------------------------------
                           One Year     Since Inception        Inception Date
                           --------     ---------------        --------------
Investor Class Shares      [    ]%          [    ]%              12/23/97
Service Class Shares       [    ]%          [    ]%              12/23/97
S&P 500 Index              [    ]%          [    ]%
(excludes dividends)

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of the UltraBear ProFund.

Shareholder Fees-- Investor Class Shares and Service Class Shares
(paid directly from your investment)

Wire Redemption Fee*       $15

         *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                                     Investor     Service
                                                      Class        Class
                                                     -------      -------
Management Fees                                        0.75%       0.75%
Distribution and Service (12b-1) Fees                   None       1.00%
Other Expenses                                         0.68%       0.67%
                                                     -------      -------
Total Annual ProFund Operating Expenses                1.43%       2.42%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the UltraBear ProFund, and is intended to help you compare the cost of investing in the UltraBear ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the UltraBear ProFund earned an annual return of 5% over the periods shown, that you reinvested all dividends and distributions, and that gross operating expenses remained constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                      1 YEAR    3 YEARS  5 YEARS   10 YEARS
                     -------    -------  ------    --------
Investor Class         $146      $452     $782      $1,713
Service Class          $245      $755   $1,291      $2,756

UltraShort OTC ProFund

Fund Strategy

The UltraShort OTC ProFund seeks daily investment results that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ 100 Index(TM). This ProFund operates similar to the UltraBear ProFund, but the UltraShort OTC ProFund is benchmarked to twice the inverse of the daily performance of the NASDAQ 100 Index(TM).

The  NASDAQ  100  Index(TM)   contains  100  of  the  largest  and  most  active
non-financial domestic and international issues listed on the NASDAQ Stock Market based on market capitalization. Eligibility criteria for the NASDAQ 100 Index(TM) includes a minimum average daily trading volume of 100,000 shares. If the security is a foreign security, the company must have a world wide market value of at least $10 billion, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day.

Risk Considerations

In addition to the risks discussed in the Overview, the OTC ProFund is subject to the following risks:

Technology Concentration Risk - To the extent the NASDAQ 100 Index is currently concentrated in issuers conducting business in the technology sector, the technology companies making up the OTC ProFund's investments are subject to:
intense competition, both domestically and internationally; limited product lines, markets, financial resources or personnel; product obsolescence due to rapid technological developments and frequent new product introduction; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights the loss or impairment of which may adversey affect profitability.

Inverse Correlation Risk - Shareholders in the Ultrashort OTC ProFund should lose money when the NASDAQ 100 Index rises - a result that is opposite from traditional equity mutual funds.

Fund Performance

The bar chart and table below can help you evaluate the potential risks of investing in the UltraShort OTC ProFund by showing its performance from year to year and as compared to a broad-based securities index. The bar chart shows the annual returns for the Investor Class shares of the UltraShort OTC ProFund through December 31, 2000. The table compares the UltraShort OTC ProFund's return for Investor Class shares and Service Class Shares in 2000 and from a inception through December 31, 2000 with the relevant benchmark index. Of course, how the UltraShort OTC ProFund has performed in the past is not necessarily an indication of how it will perform in the future.

[INSERT BAR CHART]

Annual Returns as of December 31 each year
         [    ]%        2000
         -80.36%        1999

During the period covered in chart above, the highest and lowest returns of the Investor Class shares of the UltraShort OTC ProFund in any calendar quarter were as follows:

                           Highest Quarterly         Lowest Quarterly
                           Return (%)                  Return (%)
------------------------------------------------------------------------
                           [        ]                 [        ]


Average Annual Return
As of December 31, 2000
--------------------------------------------------------------------------------
                             One Year       Since Inception   Inception Date
Investor Class Shares        [    ]%          [    ]%           12/23/97
Service Class Shares         [    ]%          [    ]%           12/23/97
NASDAQ 100 Index(TM)         [    ]%          [    ]%
(excludes dividends)

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of the UltraShort OTC ProFund.

Shareholder Fees-- Investor Class Shares and Service Class Shares
(paid directly from your investment)

Wire Redemption Fee*       $15

         *This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                                   Investor      Service
                                                    Class         Class
                                                   --------      -------
Management Fees                                     0.75%        0.75%
Distribution and Service (12b-1) Fees               None         1.00%
Other Expenses                                      0.70%        0.71%
                                                   -------      -------
Total Annual ProFund Operating Expenses             1.45%        2.46%


Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the UltraShort OTC ProFund, and is intended to help you compare the cost of investing in the UltraShort OTC ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the UltraShort OTC ProFund earned an annual return of 5% over the periods shown, that you reinvested all dividends and distributions, and that gross operating expenses remained constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                      1 YEAR    3 YEARS  5 YEARS   10 YEARS
                     -------    -------  ------    --------

Investor Class       $148       $459      $792      $1,735
Service Class        $249       $767    $1,311      $2,796

UltraSector ProFunds

The ProFunds contained in this section are all benchmarked to a specific Dow Jones sector index. The following chart outlines the funds, their index, their daily objective and the types of companies in the index.

ProFund                           Index                     Daily Objective

Airlines                        Dow Jones U.S.                  150%
                                Airlines Sector
                                Index

Banks                           Dow Jones U.S.                  150%
                                Banking Sector
                                Index

Basic Materials                 Dow Jones U.S.                  150%
                                Basic Materials
                                Sector Index

Biotechnology                   Dow Jones U.S.                  150%
                                Biotechnology
                                Sector Index

Consumer Cyclical               Dow Jones U.S.                  150%
                                Consumer Cyclical
                                Sector Index

Consumer Non-                   Dow Jones U.S.                  150%
Cyclical                        Consumer Non-
                                Cyclical Sector Index

Energy                          Dow Jones U.S.                  150%
                                Energy Sector
                                Index

Entertainment &                 Dow Jones U.S.                  150%
Leisure                         Entertainment &
                                Leisure Index

Financial                       Dow Jones U.S.                  150%
                                Financial Sector
                                Index

Healthcare                      Dow Jones U.S.                  150%
                                Healthcare Sector Index

ProFund                       Dow Jones Index                Daily Objective

Industrial                    Dow Jones U.S.                    150%
                              Industrial Sector Index

Internet                      Dow Jones U.S. Internet           150%
                              Index

Oilfield Equipment and        Dow Jones U.S. Oilfield           150%
Services                      Equipment and Services
                              Sector Index

Pharmaceuticals               Dow Jones U.S.                    150%
                              Pharmaceuticals Index

Precious Metals               Dow Jones U.S. Precious           150%
                              Metals Index

Real Estate                   Dow Jones U.S. Real               150%
                              Estate Index

Semiconductor                 Dow Jones U.S.                    150%
                              Semiconductor Index

Technology                    Dow Jones U.S.                    150%
                              Technology Sector Index

Telecommunications            Dow Jones U.S.                    150%
                              Telecommunications
                              Sector Index

Utilities                     Dow Jones U.S.                    150%
                              Utilities Sector Index

Wireless Communications       Dow Jones U.S.                    150%
                              Wireless Communications
                              Index

Airlines UltraSector ProFund

Fund Strategy

The Airlines UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Airlines Sector Index. The Index measures the performance of the portion of the airline industry which is listed in the U.S. equity market. Component companies primarily provide passenger air transport. Airports and airplane manufacturers are not involved in [ ], [ ], and [ ]. The Airline UltraSector ProFund primarily invests in airline companies or in instruments that provide exposure to these companies.

As of March 31, 2001, the Index consisted of [ ] stocks. Its three largest stocks were [______]; [__________]; and [__________] (which comprised [_____%],
[_____%], and [_____%], respectively, of its market capitalization). The Airlines UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2001, the Index was concentrated in the airline industry, which comprised [_____%] of its market capitalization (based on the composition of the Index). [needs to be updated]

Risk Considerations

In addition to the risks discussed in the Overview, the Airlines UltraSector ProFund is subject to the following risks:

     . Companies in this sector could be adversely affected by commodity price volatility, exchange rates, foreign market access restrictions, and increased competition.

     . The prices of the securities of airline companies may fluctuate widely due to their cyclical nature, economic trends, and changes in disposable consumer income.

     .    Airline  companies are subject to regulations by, and restrictions of,
          the   Federal   Aviation   Authority,   [federal,   state   and  local
          governments], and foreign regulatory authorities.

     . The profitability of companies in this sector is related to worldwide fuel prices, labor agreements, and insurance costs.

     . Airline companies face intense competition, both domestically and internationally. Many foreign airline companies, many of which are partially funded by foreign governments, may be less sensitive to short-term economic pressures.

 .    The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the Airlines UltraSector ProFund commenced operations on May 1, 2001, it does not have a record of performance for a calendar year.

Fees And Expenses Of The Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Airlines UltraSector ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares
(paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)
                                                   Investor          Service
                                                   Class              Class
                                                   --------         ---------
Management Fees                                      0.75%             0.75%
Distribution and Service (12b-1) Fees                None              1.00%
Other Expenses                                       0.60%             0.60%
                                                     -----             -----
Total Annual ProFund Operating Expenses              1.35%             2.35%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the Airlines UltraSector ProFund, and is intended to help you compare the cost of investing in the Airlines UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Airlines UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                    1 YEAR     3 YEARS
                                    ------     -------
Investor Class                       $137       $428
Service Class                        $238       $733

Banks UltraSector ProFund

Fund Strategy

The Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Banks Sector Index. The Index measures the performance of the banking economic sector of the U.S. equity market. This industry covers the global banking industry. All regional and major international banks are covered. Investment and merchant banks are excluded from this sector. The Banks UltraSector ProFund primarily invests in banking companies or in instruments that provide exposure to these companies.

As of March 31, 2001, the Index consisted of [ ] stocks. Its three largest stocks were [____________________] (which comprised [_____%], [_____%], and
[_____%], respectively, of its market capitalization). The Banks UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2001, the Index was concentrated in the banking industry, which comprised [_____%] and [_____%], respectively, of its market capitalization (based on the composition of the Index). [needs to be updated]

Risk Considerations

In addition to the risks discussed in the Overview, the Banks UltraSector ProFund is subject to the following risks:

     . Companies in this sector are subject to extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

     . The profitability of companies in this sector is adversely affected by increases in interest rates.

     . The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.

     .    Banks may be subject to severe price competition.

     . Newly enacted laws are expected to result in increased inter-industry consolidation and competition in the banking sector.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the Banks UltraSector ProFund commenced operations on May 1, 2001, it does not have a record of performance for a calendar year.

Fees And Expenses Of The Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Banks UltraSector ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares
(paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                                   Investor          Service
                                                   Class              Class
                                                   ------           --------
Management Fees                                      0.75%            0.75%
Distribution and Service (12b-1) Fees                None             1.00%
Other Expenses                                       0.60%            0.60%
                                                     ------           ------
Total Annual ProFund Operating Expenses              1.35%            2.35%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the Banks UltraSector ProFund, and is intended to help you compare the cost of investing in the Banks UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Banks UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                            1 YEAR   3 YEARS
                                            ------   --------
Investor Class                               $137      $428
Service Class                                $238      $733

Basic Materials UltraSector ProFund

Fund Strategy

The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Basic Materials Sector Index.

The Index measures the performance of the basic materials economic sector of the U.S. equity market. Component companies are involved in the production of aluminum, chemicals, commodities, chemical specialty products, forest products, non-ferrous mining products, paper products, precious metals and steel. The Basic Materials UltraSector ProFund primarily invests in basic material companies or in instruments that provide exposure to these companies.

As of March 31, 2001, the Index consisted of 87 stocks. Its three largest stocks were E.I. DuPont de Nemours and Company; Alcoa, Inc. and The Dow Chemical Company (which comprised 19.44%, 9.07% and 8.73%, respectively, of its market capitalization). The Basic Materials UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2001, the Index was concentrated in chemicals, which comprised 57.63% of its market capitalization (based on the composition of the Index). [needs to be updated].

Risk Considerations

In addition to the risks discussed in the Overview, the Basic Materials UltraSector ProFund is subject to the following risks:

     . Companies in this sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition.

     .    Production of industrial materials often exceeds demand as a result of
          overbuilding  or  economic  downturns,   leading  to  poor  investment
          returns.

     . Companies in this sector are at risk for environmental damage and product liability claims.

     .    Companies  in this sector may be  adversely  affected by  depletion of
          resources,   technical  progress,   labor  relations,  and  government
          regulations.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the Basic Materials UltraSector ProFund commenced operations on June 19, 2000, it does not have a record of performance for a calendar year.

Average Annual Returns Basic Materials UltraSector ProFund
As of December 31, 2000
                                  One Year   Since Inception   Inception Date
                                  --------   ---------------   -------------
Investor Class Shares                N/A         00.00%           6/19/00
Service Class Shares                 N/A         00.00%           6/19/00
Dow Jones U.S. Basic Materials
Sector Index                        00.00%       00.00%
(excludes dividends)

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Basic Materials UltraSector ProFund.

Shareholder Fees - Investor Class Shares and Service Class Shares
(paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)
                                                  Investor          Service
                                                   Class             Class
                                                  --------         ---------
Management Fees                                      0.75%            0.75%
Distribution and Service (12b-1) Fees                None             1.00%
Other Expenses                                       0.60%            0.60%
                                                     -----            -----
Total Annual ProFund Operating Expenses              1.35%            2.35%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the Basic Materials UltraSector ProFund, and is intended to help you compare the cost of investing in the Basic Materials UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Basic Materials UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                      1 YEAR  3 YEARS
                                      ------  ------
Investor Class                         $137   $428
Service Class                          $238   $733

Biotechnology UltraSector ProFund

Fund Strategy

The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Biotechnology Index.

The Index measures the performance of the biotechnology sector of the U.S. equity market. Component companies include those engaged in genetic research, and/or the marketing and development of recombinant DNA products. Makers of artificial blood and contract biotechnology researchers are also included in the Index. The Biotechnology UltraSector ProFund primarily invests in biotechnology companies or in instruments that provide exposure to these companies. Companies represented in this sector in which the Biotechnology UltraSector ProFund may invest include companies that may be newly-formed and that have relatively small market capitalizations.

As of March 31, 2001, the Index consisted of 47 stocks. Its three largest stocks were Amgen, Inc., Monsanto Co., and Immunex Corp. (which comprised 26.95%, 14.05%, and 13.44%, respectively, of its market capitalization). The Biotechnology UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. [needs to be updated]

Risk Considerations

In addition to risks discussed in the Overview, the Biotechnology UltraSector ProFund is subject to the following risks:

     .    Biotechnology   companies   are  heavily   dependent  on  patents  and
          intellectual property rights. The loss or impairment of such rights may adversely affect the profitability of these companies.

     . Companies in this sector are subject to risks of new technologies and competitive pressures.

     . Companies in this sector spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly.

     . Biotechnology companies are subject to regulations by, and restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

     . Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the Biotechnology UltraSector ProFund commenced operations on June 19, 2000, it does not have a record of performance for a calendar year.

Average Annual Returns Biotechnology UltraSector ProFund
As of December 31, 2000
                                     One Year Since Inception   Inception Date
                                     -------  -------------     --------------
Investor Class Shares                N/A               00.00%           6/19/00
Service Class Shares                 N/A               00.00%           6/19/00
Dow Jones U.S. Biotechnology Index   00.00%            00.00%
(excludes dividends)

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Biotechnology UltraSector ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)
                                                   Investor          Service
                                                   Class              Class
                                                   --------          --------
Management Fees                                      0.75%             0.75%
Distribution and Service (12b-1) Fees                None              1.00%
Other Expenses                                       0.60%             0.60%
                                                     -----            -----
Total Annual ProFund Operating Expenses              1.35%             2.35%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the Biotechnology UltraSector ProFund, and is intended to help you compare the cost of investing in the Biotechnology UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Biotechnology UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                    1 YEAR    3 YEARS
                                    ------    -------
Investor Class                       $137       $428
Service Class                        $238       $733

Consumer Cyclical Ultrasector ProFund

Fund Strategy

The Consumer Cyclical UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Cyclical Sector Index.

The Index measures the performance of the consumer cyclical economic sector of the U.S. equity market. Component companies include airlines, auto manufacturers, tire and rubber manufacturers, auto parts suppliers, casinos, toy manufacturers, restaurant chains, home construction companies, lodging chains, broadline retailers, specialty retailers, footwear and clothing/fabric manufacturers, and media companies, such as advertising companies, entertainment and leisure companies, consumer electronic companies, broadcasters and publishers. The Consumer Cyclical UltraSector ProFund primarily invests in consumer cyclical companies or in instruments that provide exposure to these companies.

As of March 31, 2001, the Index consisted of 343 stocks. Its three largest stocks were Wal-Mart Stores, Inc., The Home Depot, Inc. and Time Warner, Inc. (which comprised 12.65%, 7.60% and 6.00%, respectively, of its market capitalization). [needs to be updated]

Risk Considerations

In addition to the risks discussed in the Overview, the Consumer Cyclical UltraSector ProFund is subject to the following risks:

     . The success of consumer product manufacturers and retailers is tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence.

     . The success of companies in this sector depends heavily on disposable household income and consumer spending.

     .    Companies in this sector are subject to severe competition.

     . Changes in demographics and consumer tastes can affect the success of consumer products.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the Consumer Cyclical UltraSector ProFund commenced operations on June 19, 2000, it does not have a record of performance for a calendar year.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Consumer Cyclical UltraSector ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)
                                                     Investor        Service
                                                      Class           Class
                                                     -------         --------
Management Fees                                      0.75%             0.75%
Distribution and Service (12b-1) Fees                None              1.00%
Other Expenses                                       0.60%             0.60%
                                                     -----             -----
Total Annual ProFund Operating Expenses              1.35%             2.35%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the Consumer Cyclical UltraSector ProFund, and is intended to help you compare the cost of investing in the Consumer Cyclical UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Consumer Cyclical UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                      1 YEAR  3 YEARS
                                      ------  ------
Investor Class                        $137      $428
Service Class                         $238      $733

Consumer Non-Cyclical Ultrasector ProFund
Fund Strategy

The Consumer Non-Cyclical UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Non-Cyclical Sector Index.

The Index measures the performance of the consumer non-cyclical economic sector of the U.S. equity market. Component companies include distillers and brewers, producers of soft drinks, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food retailers, other food companies, tobacco and agricultural companies. The Consumer Non-Cyclical UltraSector ProFund primarily invests in consumer non-cyclical companies or in instruments that provide exposure to these companies.

As of March 31, 2001, the Index consisted of 148 stocks. Its three largest stocks were America Online, Inc., The Coca-Cola Company and Yahoo Inc. (which comprised 13.77%, 10.40% and 8.10%, respectively, of its market capitalization). The Consumer Non-Cyclical UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the extent the Index is so concentrated. As of March 31, 2001, the Index was concentrated in food and beverage, and consumer services, which comprised 34.44% and 31.29%, respectively, of its market capitalization (based on the composition of the Index). [needs to be updated]

Risk Considerations

In addition to the risks discussed in the Overview, the Consumer Non-Cyclical UltraSector ProFund is subject to the following risks:

     . Governmental regulation affecting the permissibility of using various food additives and production methods could affect the profitability of companies in this sector.

     . Tobacco companies may be adversely affected by new laws and/or by litigation.

     . The success of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

     . The products of internet-related and software companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

     . Software and computer companies are heavily dependent on patents and intellectual property rights. The loss or impairment of such rights may adversely affect the profitability of these companies.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the Consumer Non-Cyclical UltraSector ProFund commenced operations on June 19, 2000, it does not have a record of performance for a calendar year.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Consumer Non-Cyclical UltraSector ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)
                                                   Investor          Service
                                                    Class             Class
                                                  ---------          -------
Management Fees                                      0.75%            0.75%
Distribution and Service (12b-1) Fees                None             1.00%
Other Expenses                                       0.60%            0.60%
                                                     -----            -----
Total Annual ProFund Operating Expenses              1.35%            2.35%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the Consumer Non-Cyclical UltraSector ProFund, and is intended to help you compare the cost of investing in the Consumer Non-Cyclical UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Consumer Non-Cyclical UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.
                                    1 YEAR    3 YEARS
                                    ------    ------
Investor Class                       $137       $428
Service Class                        $238       $733

Energy UltraSector ProFund

Fund Strategy

The Energy UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Energy Sector Index.

The Index measures the performance of the energy sector of the U.S. equity market. Component companies include oil equipment and services, oil-major, oil-secondary and pipelines. The Energy UltraSector ProFund primarily invests in energy companies or in instruments that provide exposure to these companies.

As of March 31, 2001, the Index consisted of 88 stocks. Its three largest stocks were Exxon Mobil Corporation, Chevron Corporation and Schlumberger Limited (which comprised 37.95%, 8.55% and 5.93%, respectively, of its market capitalization). The Energy UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2001, the Index was concentrated in oil and gas, which comprised 99.88% of its market capitalization (based on the composition of the Index). [needs to be updated]

Risk Considerations

In addition to the risks discussed in the Overview, the Energy UltraSector ProFund is subject to the following risks:

     . The profitability of companies in this sector is related to worldwide energy prices and exploration, and production spending.

     . Companies in this sector could be adversely affected by changes in exchange rates.

     . Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where energy companies are located or do business.

     .    Companies in this sector are at risk for environmental damage claims.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the Energy UltraSector ProFund commenced operations on June 19, 2000, it does not have a record of performance for a calendar year.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Energy UltraSector ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)
                                                    Investor     Service
                                                    Class         Class
                                                    -------     ---------
Management Fees                                      0.75%        0.75%
Distribution and Service (12b-1) Fees                None         1.00%
Other Expenses                                       0.60%        0.60%
                                                     -----        -----
Total Annual ProFund Operating Expenses              1.35%        2.35%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the Energy UltraSector ProFund, and is intended to help you compare the cost of investing in the Energy UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Energy UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                    1 YEAR     3 YEARS
                                    -------    -------
Investor Class                       $137      $428
Service Class                        $238      $733

Entertainment and Leisure UltraSector ProFund

Fund Strategy

The Entertainment and Leisure UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Entertainment and Leisure Sector Index.

The Index measures the performance of the entertainment sector of the U.S. equity market. Component companies include casinos, consumer electronics, entertainment, recreational products and services, restaurants, toys, and all items relevant to the fields of entertainment and leisure. The Entertainment and Leisure UltraSector ProFund primarily invests in entertainment companies or in instruments that provide exposure to these companies. As of March 31, 2001, the Index consisted of [ ] stocks. Its three largest stocks were [__________], [__________], and [__________] (which comprised [_____%], [_____%], and
[_____%], respectively, of its market capitalization).
[needs to be updated.]

Risk Considerations

In addition to the risks discussed in the Overview, the Entertainment and Leisure UltraSector ProFund is subject to the following risks:

     .    The  success  of the  entertainment  industry  is tied  closely to the
          performance   of  the  domestic   and   international   economy,   and
          competition.

     . Companies in this sector are increasingly affected by government regulation.

     . The success of companies in this sector depends heavily on disposable household income and consumer spending.

     .    Companies in this sector are subject to severe competition.

     . Changes in demographics and consumer tastes can affect the success of companies in the entertainment industry.

     .    Companies in this sector are subject to risks of new technologies.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


Fund Performance

Because the Entertainment and Leisure UltraSector ProFund commenced operations on May 1, 2001, it does not have a record of performance for a calendar year.

Fees And Expenses Of The Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Entertainment and Leisure UltraSector ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares
(paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                                   Investor          Service
                                                    Class             Class
                                                   ---------         --------
Management Fees                                      0.75%             0.75%
Distribution and Service (12b-1) Fees                None              1.00%
Other Expenses                                       0.60%             0.60%
                                                   -------             ------
Total Annual ProFund Operating Expenses              1.35%             2.35%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the Entertainment and Leisure UltraSector ProFund, and is intended to help you compare the cost of investing in the Entertainment and Leisure UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Entertainment and Leisure UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                            1 YEAR     3 YEARS
                                            ------     -------
Investor Class                               $137        $428
Service Class                                $238        $733

Financial Ultrasector ProFund

Fund Strategy

The Financial UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Financial Sector Index.

The Index measures the performance of the financial economic sector of the U.S. equity market. Component companies include regional banks, major international banks, insurance companies, companies that invest, directly or indirectly, in real estate, Fannie Mae, credit card insurers, check cashing companies, mortgage lenders, investment advisors, savings and loans, savings banks, thrifts, building associations and societies, credit unions, securities broker-dealers, including investment banks and merchant banks, online brokers, publicly traded stock exchanges, and specialty finance companies. The Financial UltraSector ProFund primarily invests in financial services companies or in instruments that provide exposure to these companies.

As of March 31, 2001, the Index consisted of 344 stocks. Its three largest stocks were Citigroup, Inc., American International Group, Inc. (AIG) and Morgan Stanley Dean Witter Discover & Company (which comprised 10.10%, 8.56% and 4.68%, respectively, of its market capitalization). The Financial UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2001, the Index was concentrated in specialty finance and banks, which comprised 41.75% and 35.08%, respectively, of its market capitalization (based on the composition of the Index). [need to update]

Risk Considerations

In addition to the risks discussed in the Overview, the Financial UltraSector ProFund is subject to the following risks:

     . Companies in this sector are subject to extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

     . The profitability of companies in this sector is adversely affected by increases in interest rates.

     . The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.

     .    Insurance companies may be subject to severe price competition.

     . Newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the Financial UltraSector ProFund commenced operations on June 19, 2000, it does not have a record of performance for a calendar year.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Financial UltraSector ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares
(paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)
                                                   Investor        Service
                                                    Class           Class
                                                   --------        --------
Management Fees                                      0.75%           0.75%
Distribution and Service (12b-1) Fees                None            1.00%
Other Expenses                                       0.60%           0.60%
                                                     -----           -----
Total Annual ProFund Operating Expenses              1.35%           2.35%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the Financial UltraSector ProFund, and is intended to help you compare the cost of investing in the Financial UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Financial UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                    1 YEAR     3 YEARS
Investor Class                       $137       $428
Service Class                        $238       $733

Healthcare Ultrasector ProFund

Fund Strategy

The Healthcare UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Healthcare Sector Index.

The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals. The Healthcare UltraSector ProFund primarily invests in healthcare companies or in instruments that provide exposure to these companies.

As of March 31, 2001, the Index consisted of 171 stocks. Its three largest stocks were Merck & Company, Inc., Pfizer Inc. and Bristol-Myers Squibb Company (which comprised 10.42%, 10.15% and 8.22%, respectively, of its market capitalization). The Healthcare UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2001, the Index was concentrated in pharmaceuticals and biotechnology, which comprised 78.29% of its market capitalization (based on the composition of the Index). [need to update]

Risk Considerations

In addition to the risks discussed in the Overview, the Healthcare UltraSector ProFund is subject to the following risks:

     . Many companies in this sector are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies.

     . Companies in this sector are subject to extensive litigation based on product liability and similar claims.

     . Companies in this sector are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.

     . Many new products in this sector are subject to the approval of the Food and Drug Administration. The process of obtaining such approval can be long and costly.

     .    Companies in this sector may be susceptible to product obsolescence.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

     .    Companies in this sector may be thinly capitalized.

Fund Performance

Because the Healthcare UltraSector ProFund commenced operations on June 19, 2000, it does not have a record of performance for a calendar year.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Healthcare UltraSector ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares
(paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)
                                                    Investor         Service
                                                    Class             Class
                                                    --------         --------
Management Fees                                      0.75%            0.75%
Distribution and Service (12b-1) Fees                None             1.00%
Other Expenses                                       0.60%            0.60%
                                                     -----            -----
Total Annual ProFund Operating Expenses              1.35%            2.35%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the Healthcare UltraSector ProFund, and is intended to help you compare the cost of investing in the Healthcare UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Healthcare UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                    1 YEAR    3 YEARS
                                    ------     ------
Investor Class                       $137      $428
Service Class                        $238      $733

Industrial Ultrasector ProFund

Fund Strategy

The Industrial UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Industrial Sector Index.

The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include aerospace and defense companies, advanced industrial companies, equipment manufacturers, air freight companies, building material manufacturers, packaging companies, manufacturers of electrical components and equipment, heavy construction companies, manufacturers of heavy machinery, industrial services companies, industrial companies, marine transportation companies, railroads, shipbuilders, and trucking companies. The Industrial UltraSector ProFund primarily invests in industrial companies or in instruments that provide exposure to these companies.

As of March 31, 2001, the Index consisted of 382 stocks. Its three largest stocks were General Electric Company, Tyco International Ltd. and JDS Uniphase Corporation (which comprised 27.57%, 4.66% and 4.10%, respectively, of its market capitalization). The Industrial UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2001, the Index was concentrated in industrial diversified, which comprised 46.74% of its market capitalization (based on the composition of the Index). [need to update]

Risk Considerations

In addition to the risks discussed in the Overview, the Industrial UltraSector ProFund is subject to the following risks:

     . The stock prices of companies in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general.

     . The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

     . Government regulation, world events and economic conditions affect the performance of companies in this sector.

     . Companies in this sector are at risk for environmental damage and product liability claims.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the Industrial UltraSector ProFund commenced operations on June 19, 2000, it does not have a record of performance for a calendar year.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Industrial UltraSector ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)
                                                     Investor     Service
                                                      Class        Class
                                                     -------      -------
Management Fees                                      0.75%           0.75%
Distribution and Service (12b-1) Fees                None            1.00%
Other Expenses                                       0.60%           0.60%
                                                     -----           -----
Total Annual ProFund Operating Expenses              1.35%           2.35%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the Industrial UltraSector ProFund, and is intended to help you compare the cost of investing in the Industrial UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Industrial UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                    1 YEAR    3 YEARS
                                    ------    -------
Investor Class                       $137       $428
Service Class                        $238       $733

Internet Ultrasector ProFund

Fund Strategy

The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Internet Index.

The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is comprised of two sub-groups:

     . Internet Commerce: companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site.

     . Internet Services: companies that derive the majority of their revenues from providing access to the Internet or providing enabling services to people using the Internet.

The Internet UltraSector ProFund primarily invests in internet companies or in instruments that provide exposure to these companies.

As of March 31, 2001, the Index consisted of 40 stocks. Its three largest stocks were America Online, Inc., CMGI, Inc. and Exodus Communications, Inc. (which comprised 10.59%, 7.29% and 5.92%, respectively, of its market capitalization). The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2001, the Index was concentrated in general industrial services and consumer services, which comprised 32.06% and 29.65% of its market capitalization (based on the composition of the Index). [needs to be updated]

Risk Considerations

In addition to the risks discussed in the Overview, the Internet UltraSector ProFund is subject to the following risks:

     . Companies in this sector spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly.

     . The Internet sector may be subject to greater governmental regulation than other sectors and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on this sector.

     . Companies in this sector are subject to risks of new technologies and competitive pressures.

     . Companies in this sector are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the Internet UltraSector ProFund commenced operations on June 19, 2000, it does not have a record of performance for a calendar year.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Internet UltraSector ProFund during its first year of operations

Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)
                                                    Investor        Service
                                                    Class            Class
                                                    -------         --------
Management Fees                                      0.75%            0.75%
Distribution and Service (12b-1) Fees                None             1.00%
Other Expenses                                       0.60%            0.60%
                                                     -----            -----
Total Annual ProFund Operating Expenses              1.35%            2.35%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the Internet UltraSector ProFund, and is intended to help you compare the cost of investing in the Internet UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Internet UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                    1 YEAR    3 YEARS
Investor Class                       $137     $428
Service Class                        $238     $733

Oilfield Equipment and Services UltraSector ProFund

Fund Strategy

The Oilfield Equipment and Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oilfield Equipment and Services Sector Index.

The Index measures the performance of the oilfield equipment and services sector of the U.S. equity market. Component companies include suppliers of equipment and services for oil field or platform users. The Oilfield Equipment and Services UltraSector ProFund primarily invests in oil equipment and service companies or in instruments that provide exposure to these companies.

As of March 31, 2001, the Index consisted of [ ] stocks. Its three largest stocks were [__________], [__________], and [__________] (which comprised
[_____%], [_____%], and [_____%], respectively, of its market capitalization). The Oilfield Equipment and Services UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2001, the Index was concentrated in the oilfield equipment and services industry, which comprised [_____%] of its market capitalization (based on the composition of the Index). [needs to be updated]

Risk Considerations

In addition to the risks discussed in the Overview for all ProFunds, the Oilfield Equipment and Services UltraSector ProFund is subject to the following risks:

     . The profitability of companies in this sector is related to worldwide oil exploration and production spending.

     . Companies in this sector could be adversely affected by changes in currency exchange rates.

     . Companies in this sector are affected by government environmental regulations, world events and economic conditions, and are subject to market, economic and political risks of the countries where oil companies are located or do business.

     . Low consumer demand, warmer winters, and energy efficiency may lower demand for oil-related products.

     .    Companies in this sector are at risk for environmental damage claims.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the Oilfield Equipment and Services UltraSector ProFund UltraSector ProFund commenced operations on May 1, 2001, it does not have a record of performance for a calendar year.

Fees And Expenses Of The Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Oilfield Equipment and Services UltraSector ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares
(paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)

                                                  Investor         Service
                                                    Class           Class
                                                  ---------        --------
Management Fees                                      0.75%          0.75%
Distribution and Service (12b-1) Fees                None           1.00%
Other Expenses                                       0.60%          0.60%
                                                    -------         ------
Total Annual ProFund Operating Expenses              1.35%          2.35%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the Oilfield Equipment and Services UltraSector ProFund, and is intended to help you compare the cost of investing in the Oilfield Equipment and Services UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Oilfield Equipment and Services UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                            1 YEAR   3 YEARS
                                            ------   -------
Investor Class                               $137      $428
Service Class                                $238      $733

Pharmaceuticals Ultrasector ProFund

Fund Strategy

The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

The Index measures the performance of the pharmaceuticals sector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as aspirin, cold remedies, birth control pills, and vaccines, as well as companies engaged in contract drug research. The Pharmaceuticals UltraSector ProFund primarily invests in pharmaceutical companies or in instruments that provide exposure to these companies.

As of March 31, 2001, the Index consisted of 42 stocks. Its three largest stocks were Merck & Co., Inc., Pfizer, Inc., and Bristol-Myers Squibb (which comprised 16.79%, 16.37%, and 13.25%, respectively, of its market capitalization). The Pharmaceuticals UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. [needs to be updated]

Risk Considerations

In addition to the risks discussed in the Overview, the Pharmaceuticals UltraSector ProFund is subject to the following risks:

     . The prices of the securities of pharmaceuticals companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability.

     . Companies in this sector spend heavily on research and development and their products and services may not prove commercially successful or may become obsolete quickly.

     .    Liability  for products that are later alleged to be harmful or unsafe
          may  be  substantial,   and  may  have  a  significant   impact  on  a
          pharmaceutical company's market value and/or share price.

     . Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where pharmaceutical companies are located or do business.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the Pharmaceuticals UltraSector ProFund commenced operations on June 19, 2000, it does not have a record of performance for a calendar year.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Pharmaceuticals UltraSector ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)
                                                   Investor            Service
                                                    Class              Class
                                                  ----------          -------
Management Fees                                      0.75%              0.75%
Distribution and Service (12b-1) Fees                None               1.00%
Other Expenses                                       0.60%              0.60%
                                                     -----              -----
Total Annual ProFund Operating Expenses              1.35%              2.35%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the Pharmaceuticals UltraSector ProFund, and is intended to help you compare the cost of investing in the Pharmaceuticals UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Pharmaceuticals UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                    1 YEAR   3 YEARS
                                    -----    -------
Investor Class                       $137      $428
Service Class                        $238      $733

Precious Metals Ultrasector ProFund

Fund Strategy

The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Precious Metals Index.

The Index measures the performance of the precious metals economic sector of the U.S. equity market. Component companies include companies involved in the mining and production of gold, silver, and other precious metals. This also includes companies involved in the mining and production of precious stones, such as diamonds, or the harvesting and production of pearls. This does not include, however, producers of commemorative medals and coins that are made of these metals or stones. The Precious Metals UltraSector ProFund primarily invests in precious metal companies or in instruments that provide exposure to these companies.

As of March 31, 2001, the Index consisted of 5 stocks. Its three largest stocks were Newmont Mining Corp., Homestake Mining Co., and Freeport-McMoRan Copper & Gold, Inc., Class B (which comprised 51.18%, 20.71%, and 16.21%, respectively, of its market capitalization). The Precious Metals UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. [needs to be updated]

Risk Considerations

In addition to the risks discussed in the Overview, the Precious Metals UltraSector ProFund is subject to the following of risks:

     . The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations or currency fluctuations.

     .    Speculation, worldwide demand.

     . Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where precious metals companies are located or do business.

     . Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the Precious Metals UltraSector ProFund commenced operations on June 19, 2000, it does not have a record of performance for a calendar year.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Precious Metals UltraSector ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)
                                                  Investor          Service
                                                   Class              Class
                                                 --------           --------
Management Fees                                      0.75%            0.75%
Distribution and Service (12b-1) Fees                None             1.00%
Other Expenses                                       0.60%            0.60%
                                                     -----            -----
Total Annual ProFund Operating Expenses              1.35%            2.35%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the Precious Metals UltraSector ProFund, and is intended to help you compare the cost of investing in the Precious Metals UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Precious Metals UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                    1 YEAR     3 YEARS
                                    ------     -------
Investor Class                       $137       $428
Service Class                        $238       $733

Real Estate Ultrasector ProFund

Fund Strategy

The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Real Estate Index.

The Index measures the performance of the real estate industry sector of the U.S. equity market. Component companies include hotel and resort companies and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are parked investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. The Real Estate UltraSector ProFund primarily invests in real estate companies or in instruments that provide exposure to these companies.

As of March 31, 20010, the Index consisted of 78 stocks. Its three largest stocks were Equity Office Properties Trust, Equity Residential Properties Trust and Starwood Hotels & Resorts Worldwide, Inc. (which comprised 6.08%, 4.87% and 4.76%, respectively, of its market capitalization). The Real Estate UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2001, the Index was concentrated in real estate, which comprised 100% of its market capitalization (based on the composition of the Index). [update information]

Risk Considerations

In addition to the risks discussed in the Overview, the Real Estate UltraSector ProFund is subject to the following of risks:

     . Adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates);

     .    Obsolescence of properties;

     .    Changes in the availability, cost and terms of mortgage funds; and

     .    The impact of environmental laws.

     . A REIT that fails to comply with federal tax requirements affecting REITs would be subject to federal income taxation.

     . The federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures.

     . Transactions between REITs and their affiliates may be subject to conflicts of interest, which may adversely affect shareholders.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the Real Estate UltraSector ProFund commenced operations on June 19, 2000, it does not have a record of performance for a calendar year.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Real Estate UltraSector ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)
                                             Investor          Service
                                              Class             Class
                                             --------          -------
Management Fees                               0.75%             0.75%
Distribution and Service (12b-1) Fees         None              1.00%
Other Expenses                                0.60%             0.60%
                                              -----             -----
Total Annual ProFund Operating Expenses       1.35%             2.35%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the Real Estate UltraSector ProFund, and is intended to help you compare the cost of investing in the Real Estate UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Real Estate UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                    1 YEAR      3 YEARS
                                    ------      --------
Investor Class                       $137         $428
Service Class                        $238         $733

Semiconductor UltraSector ProFund

Fund Strategy

The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Semiconductor Index.

The Index measures the performance of the semiconductor sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as circuit boards and motherboards. Companies represented in this sector in which the Semiconductor UltraSector ProFund may invest include companies that may be newly-formed and that have relatively small market capitalizations.

As of March 31, 2001, the Index consisted of 68 stocks. Its three largest stocks were Intel Corp., Texas Instruments, Inc., and Applied Materials, Inc. (which comprised 38.28%, 11.35%, and 6.56%, respectively, of its market capitalization). The Semiconductor UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. [needs to be updated]

Risk Considerations

In  addition  to  the  risks  discussed  in  the  Overview,   the  Semiconductor
UltraSector  ProFund  is  subject to the  following  risks:

     . The prices of the securities of semiconductor companies may fluctuate widely due to risks of rapid obsolescence of products.

     . Intense competition, and may face competition from subsidized foreign competitors with lower production costs.

     .    The economic performance of their customers.

     . High technology and research costs (especially in light of decreased defense spending by the U.S. Government), and their products may not prove commercially successful.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the Semiconductor UltraSector ProFund commenced operations on June 19, 2000, it does not have a record of performance for a calendar year.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Semiconductor UltraSector ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)
                                                   Investor        Service
                                                    Class           Class
                                                   --------        --------
Management Fees                                      0.75%           0.75%
Distribution and Service (12b-1) Fees                None            1.00%
Other Expenses                                       0.60%           0.60%
                                                     -----           -----
Total Annual ProFund Operating Expenses              1.35%           2.35%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the Semiconductor UltraSector ProFund, and is intended to help you compare the cost of investing in the Semiconductor UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Semiconductor UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                    1 YEAR    3 YEARS
                                    ------    -------
Investor Class                       $137      $428
Service Class                        $238      $733

Technology Ultrasector ProFund

Fund Strategy

The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Technology Sector Index.

The Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology. The Technology UltraSector ProFund primarily invests in technology companies or in instruments that provide exposure to these companies.

As of March 31, 2001, the Index consisted of 319 stocks. Its three largest stocks were Microsoft Corporation, Cisco Systems Inc. and Intel Corporation (which comprised 11.56%, 11.05% and 9.21%, respectively, of its market capitalization). The Technology UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2001, the Index was concentrated in hardware and equipment, and software, which comprised 69.54% and 30.46%, respectively, of its market capitalization (based on the composition of the Index). [update information]

Risk Considerations

In addition to the risks described in the Overview, the Technology UltraSector ProFund is subject to the following risks:

     . Technology companies face intense competition, both domestically and internationally.

     .    Technology   companies  may  have  limited  product  lines,   markets,
          financial resources or personnel.

     .    The products of technology companies may face product obsolescence due
          to  rapid   technological   developments   and  frequent  new  product
          introduction.

     . Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

     .    Companies  in  this  sector  are  heavily   dependent  on  patent  and
          intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the Technology UltraSector ProFund commenced operations on June 19, 2000, it does not have a record of performance for a calendar year.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Technology UltraSector ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)
                                                   Investor          Service
                                                    Class              Class
                                                  ----------         ---------
Management Fees                                      0.75%            0.75%
Distribution and Service (12b-1) Fees                None             1.00%
Other Expenses                                       0.60%            0.60%
                                                     -----            -----
Total Annual ProFund Operating Expenses              1.35%            2.35%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the Technology UltraSector ProFund, and is intended to help you compare the cost of investing in the Technology UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Technology UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                    1 YEAR     3 YEARS
                                    ------     -------
Investor Class                       $137       $428
Service Class                        $238       $733

Telecommunications Ultrasector ProFund

Fund Strategy

The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Telecommunications Sector Index.

The Index measures the performance of the telecommunications sector of the U.S. equity market. Component companies include fixed line communications and wireless communications companies. The Telecommunications UltraSector ProFund primarily invests in telecommunications companies or in instruments that provide exposure to these companies.

As of March 31, 2001, the Index consisted of 54 stocks. Its three largest stocks were AT&T Corporation, SBC Communications Inc. and MCI Worldcom, Inc. (which comprised 15.83%, 12.62% and 11.33%, respectively, of its market capitalization). The Telecommunications UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2001, the Index was concentrated in fixed line communications, which comprised 86.07% of its market capitalization (based on the composition of the Index). [needs to be updated]

Risk Considerations

In addition  to the risks  discussed  in the  Overview,  the  Telecommunications
UltraSector   ProFund  is  subject  to  the  following  risks:

     . The domestic telecommunications market is characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities.

     . Companies in this sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.

     . Technological innovations may make the products and services of telecommunications companies obsolete.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the Telecommunications UltraSector ProFund commenced operations on June 19, 2000, it does not have a record of performance for a calendar year.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Telecommunications UltraSector ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares (paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)
                                                   Investor         Service
                                                   Class             Class
                                                   --------         --------
Management Fees                                      0.75%            0.75%
Distribution and Service (12b-1) Fees                None             1.00%
Other Expenses                                       0.60%            0.60%
                                                     -----            -----
Total Annual ProFund Operating Expenses              1.35%            2.35%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the Telecommunications UltraSector ProFund, and is intended to help you compare the cost of investing in the Telecommunications UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Telecommunications UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                    1 YEAR      3 YEARS
                                    ------      -------
Investor Class                       $137       $428
Service Class                        $238       $733

Utilities Ultrasector ProFund

Fund Strategy

The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Utilities Sector Index.

The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities. The Utilities UltraSector ProFund primarily invests in utility companies or in instruments that provide exposure to these companies.

As of March 31, 2001, the Index consisted of 88 stocks. Its three largest stocks were Enron Corporation, Duke Energy Corporation and AES Corporation (which comprised 15.07%, 5.40% and 4.57%, respectively, of its market capitalization). The Utilities UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2001, the Index was concentrated in electric utilities, which comprised 92.18% of its market capitalization (based on the composition of the Index). [needs to be updated]

Risk Considerations

In addition to the risks discussed in the Overview, the Utilities UltraSector ProFund is subject to the following risks:

     . The rates of regulated utility companies are subject to review and limitation by governmental regulatory commissions.

     . The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.

     . As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have no experience.

     . Deregulation is subjecting utility companies to greater competition and may adversely affect profitability.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the Utilities UltraSector ProFund commenced operations on June 19, 2000, it does not have a record of performance for a calendar year.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Utilities UltraSector ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares
(paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)
                                                     Investor       Service
                                                     Class           Class
                                                     --------       -------
Management Fees                                      0.75%           0.75%
Distribution and Service (12b-1) Fees                None            1.00%
Other Expenses                                       0.60%           0.60%
                                                     -----            -----
Total Annual ProFund Operating Expenses              1.35%            2.35%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the Utilities UltraSector ProFund, and is intended to help you compare the cost of investing in the Utilities UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Utilities UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                    1 YEAR      3 YEARS
                                    ------      -------
Investor Class                       $137        $428
Service Class                        $238        $733

Wireless Communications UltraSector ProFund

Fund Strategy

The Wireless Communications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Wireless Communications Index.

The Index measures the performance of the wireless communications sector of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services. The Wireless Communications UltraSector ProFund primarily invests in wireless communication companies or in instruments that provide exposure to these companies. Companies represented in this sector in which the Wireless Communications UltraSector ProFund may invest include companies that may be newly-formed and that have relatively small market capitalizations.

As of March 31, 2001, the Index consisted of 16 stocks. Its three largest stocks were Sprint Corp. (PCS Group), Nextel Communications Inc. Class A, and Voicestream Wireless Corp. (which comprised 37.03%, 33.65%, and 12.03%, respectively, of its market capitalization). The Wireless Communications UltraSector ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. [needs to be updated]

Risk Considerations

In addition to the risks discussed in the Overview, the Wireless Communications UltraSector ProFund is subject to the following risks:

     . The prices of the securities of wireless communications companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered.

     . Fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors.

     . Recent industry consolidation trends may lead to increased regulation of wireless communications companies in their primary markets.

     . Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.

     . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Fund Performance

Because the Wireless Communications UltraSector ProFund commenced operations on June 19, 2000, it does not have a record of performance for a calendar year.

Fees and Expenses of the Fund

The table below describes the estimated fees and expenses you may pay if you buy and hold shares of the Wireless Communications UltraSector ProFund during its first year of operations.

Shareholder Fees - Investor Class Shares and Service Class Shares
(paid directly from your investment)

Wire Redemption Fee*                $15

*This charge may be waived at the discretion of ProFunds.

Annual Operating Expenses
(as a percentage of average daily net assets)
                                                    Investor          Service
                                                    Class             Class
                                                    -------           ---------
Management Fees                                      0.75%             0.75%
Distribution and Service (12b-1) Fees                None              1.00%
Other Expenses                                       0.60%             0.60%
                                                     -----              -----
Total Annual ProFund Operating Expenses              1.35%             2.35%

Example

The following example illustrates the expenses you would have incurred on a $10,000 investment in the Wireless Communications UltraSector ProFund, and is intended to help you compare the cost of investing in the Wireless Communications UltraSector ProFund compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the Wireless Communications UltraSector ProFund earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                    1 YEAR    3 YEARS
Investor Class                       $137      $428
Service Class                        $238      $733

                                                               ProFunds Strategy


Important Concepts

 .    Leverage offers a means of magnifying  market  movements,  up or down, into larger changes in an investment's value.

 .    Futures,  or futures  contracts,  are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities, on an agreed-upon date.

 .    Option  contracts  grant one party a right,  for a price,  either to buy or sell a security or futures contract at a fixed sum during a specified period or on a specified day.

 .    Swap agreements are two party contracts where the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

 .    Selling short,  or borrowing stock to sell to a third party, is a technique that may be employed by the ProFunds to seek gains when their benchmark index declines. If a ProFund replaces the security to the lender at a price lower than the price at which it borrowed the security plus interest incurred, the ProFund makes a profit on the difference. If the current market price is greater when the time comes to replace the stock, the ProFund will incur a loss on the transaction.

 .    ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since:(i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

 .    Global   Depository   Receipts   (GDRs)  are   receipts  for  shares  in  a
     foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, Global Depository Receipts allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

 .    New York Shares (or "direct  shares") are foreign stocks traded on American exchanges without being converted into ADRs. These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that don't restrict the trading of their stocks on other nations' exchanges.

Portfolio Turnover

ProFund Advisors expects a significant portion of the ProFunds' assets to come from professional money managers and investors who use ProFunds as part of "market timing" investment strategies. These strategies often call for frequent trading of ProFund shares to take advantage of anticipated changes in market conditions. Although ProFund Advisors believes its accounting methodology should minimize the effect on ProFunds of such trading, market timing trading could increase the rate of ProFunds' portfolio turnover, forcing realization of substantial capital gains and losses and increasing transaction expenses. In addition, while ProFunds does not expect it, large movements of assets into and out of the ProFunds may negatively impact their abilities to achieve their investment objectives or their level of operating expenses.

                                                            Money Market ProFund
Objective

         The Money Market ProFund currently invests its assets in the Cash Management Portfolio (the "Portfolio"), a separate investment company managed by Bankers Trust Company. This structure is sometimes referred to as a "master-feeder" structure. The objective of the Money Market ProFund and the Portfolio are identical: both seek a high level of current income consistent with liquidity and preservation of capital.

Strategy

         The Money Market ProFund currently invests all of its investable assets in the Portfolio. The Portfolio may invest in high-quality, short-term, dollar-denominated money market securities paying a fixed, variable or floating interest rate. These include:

          . Debt securities issued by U.S. and foreign banks, financial institutions, corporations, or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. government securities.

          . U.S. government securities that are issued or guaranteed by the U.S. Treasury, or by agencies or instrumentalities of the U.S. Government.

          . Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

          . Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

         Because many of the Portfolio's principal investments are issued or credit-enhanced by banks, the Portfolio may invest more than 25% of its total assets in obligations of domestic banks. The Portfolio may invest in other types of instruments, as described in the Statement of Additional Information.

         In order to maintain a stable share price, the Portfolio maintains a dollar-weighted average maturity of 90 days or less. Generally, securities in the Portfolio are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less on their purchase date. The Portfolio may also invest in longer term securities that have features that reduce their maturities to 397 days or less on their purchase date. The Portfolio buys U.S. government debt obligations, money market instruments and other debt obligations that at the time of purchase:

          . have received the highest short-term rating from two nationally recognized statistical rating organizations;

          . have received the highest short-term rating from one rating organization (if only one organization rates the security);

          . if unrated, are determined to be of similar quality by the Portfolio's investment advisor; or

          . have no short-term rating, but are rated within the three highest long-term rating categories, or are determined to be of similar quality by the Portfolio's investment advisor.

Risks

         Interest Rate Risk

         Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline.

         Credit Risk

         A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it.

         Repurchase Agreement Risk

         A repurchase agreement exposes the Portfolio to the risk that the party that sells the securities defaults on its obligation to repurchase them. In this circumstance, the Portfolio can lose money because:

          .    it may not be able to sell the securities at the agreed-upon time and price; or
          .    the securities lose value before they can be sold.

         Market Risk

         Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

         Security Selection Risk

         While the Portfolio invests in short-term securities, which by nature should be relatively stable investments, the risk remains that the securities selected will not perform as expected. This could cause the Portfolio's returns to lag behind those of similar money market funds.

         Concentration Risk

         Because the Portfolio may invest more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial service companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations.

         Prepayment Risk

         When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high-yielding bond before it comes due, the Portfolio may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Portfolio's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

Organizational Structure

         The Money Market ProFund is a feeder fund that currently invests all of its assets in a master fund, the Portfolio. The Money Market ProFund and the Portfolio have the same investment objective.

         The Portfolio may accept investments from other feeder funds. The feeders bear the Portfolio's expenses in proportion to their assets. Each feeder can set its own transaction minimums, fund-specific expenses and other requirements.

         Shareholders of the Money Market ProFund, on April [19], 2001, approved an investment advisory agreement between the Trust, on behalf of the Money Market ProFund, and ProFund Advisors under which ProFund Advisors serves as investment advisor of the Money Market ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and ProFund Advisors directly invests the assets of the Money Market ProFund.

         An investment in the Money Market ProFund is not a deposit of a bank, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Money Market ProFund tries to maintain a stable net asset value of $1.00 per share, there is no guarantee that the Money Market ProFund will do so, and you could lose money by investing in this ProFund. The Money Market ProFund's Trustees may withdraw its assets from the Portfolio if they believe doing so is in the shareholders' best interests.

Considering a Money Market ProFund Investment

Investors can take advantage of the Money Market ProFund in at least two ways:

     . during periods when investors want to maintain a neutral exposure to the stock market, the income earned from an investment in the Money Market ProFund can keep their capital at work.

     . the Money Market ProFund can be invested in conjunction with other ProFunds to adjust an investor's target exposure to an index.

--------------------------------------------------------------------------------
For instance, an investor who desires to target a daily return of 1.5 times the daily performance of the S&P 500 Index could allocate 75% of his or her investment to the UltraBull ProFund and 25% of the investment to the Money Market ProFund.
--------------------------------------------------------------------------------

Money Market ProFund's Total Returns and Expenses

The bar chart and tables in this section can help you evaluate the potential risk of investing in the Money Market ProFund by showing its performance from year to year and as compared to a broad-based securities index. The bar chart shows the annual returns for the Investor Class shares of the Money Market ProFund through December 31, 2000. The table shows the Money Market ProFund's return for Investor Class shares and Service Class shares in 2000 and from inception through December 31, 2000 with the relevant benchmark index. Of course, how the Money Market ProFund has performed in the past is not necessarily an indication of how it will perform in the future.

[Insert Bar Chart]

Annual Returns as of December 31 each year

                  Money Market ProFund
                  [    ]%     2000
                  4.48%       1999
                  4.84        1998

During the periods covered in the chart above, the highest return in any calendar quarter for the Money Market ProFund's Investor Class shares was Q[ ] [ ] ([ ]%), and its lowest quarterly return was Q[ ] [ ] ([ ]%).

Average Annual INVESTOR CLASS Share Returns
as of December 31, 2000
                                One Year       Since Inception    Inception Date
                                --------       ---------------    --------------
  Money Market ProFund            [   ]%        [    ]%            11/17/97

The 7-day yield (the income yield for the previous seven days projected over a full year) was [ ]% for Money Market ProFund's Investor Class shares as of December 31, 2000. To learn the current 7-day yield, call ProFunds at (888) 776-3637.

Average Annual SERVICE CLASS Share Returns
as of December 31, 2000
                               One Year        Since Inception    Inception Date
                               --------        ---------------    --------------
  Money Market ProFund         [   ]%           [    ]%             11/17/97

The 7-day yield (the income yield for the previous seven days projected over a full year) was [ ]% for Money Market ProFund's Service Class shares as of December 31, 2000. To learn the current 7-day yield, call ProFunds at (888) 776-3637.

Annual Money Market ProFund Operating Expenses

The table below describes the fees and expenses, including the Money Market ProFund's prorated Portfolio expenses, you may pay if you buy and hold shares of the Money Market ProFund.

Shareholder Fees - INVESTOR CLASS SHARES and SERVICE CLASS SHARES (paid directly from your investment)

  Wire Redemption Fee*              $15

* This charge may be waived at the discretion of the ProFunds.

Annual Operating Expenses-INVESTOR CLASS Shares
(as percentage of average daily net assets)

                                                    Investor        Service
                                                     Class           Class
                                                    --------        -------
Management Fees                                      0.15%             0.15%
Distribution and Service (12b-1) Fee                 None              1.00%
Other Expenses                                       0.68%             0.68%
                                                     -----             -----
Total Annual ProFund Operating Expenses              0.83%             1.83%

Please refer to the discussion under "ProFunds Management" for more information regarding investment advisory and management services relating to the Money Market ProFund.

Expense Examples

The examples below illustrate the expenses you would have incurred on a $10,000 investment in each class of shares of the Money Market ProFund, and are intended to help you compare the cost of investing in the ProFund compared to other mutual funds. The examples assume that you invested for the time periods shown and redeemed all of your shares at the end of each period, that the Money Market ProFund earned an annual return of 5% over the periods shown, that you reinvested all dividends and distributions, and that gross operating expenses remained constant. Because this example is hypothetical and for comparison only, your actual costs will be different.

                                      1 Year    3 Years     5 Years     10 Years
  Investor Class Shares                $ 85      $265          $460      $1,025
  Service Class Shares                 $186      $576          $990      $2,148

                                                     Share Prices, Classes & Tax
                                                                     Information

Calculating the ProFunds' Share Prices
(All ProFunds Except the Money Market ProFund)

Each ProFund, except the UltraEurope ProFund, calculates daily share prices on the basis of the net asset value of each class of shares at the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m., Eastern time) every day the NYSE and the Chicago Mercantile Exchange are open for business.

The UltraEurope ProFund calculates daily share prices on the basis of the net asset value of each class of shares at the latest close of trading on the three exchanges tracked by the PEI: the London Stock Exchange, the Frankfurt Stock Exchange or the Paris Bourse (normally, 2:00 p.m., Eastern time), on each day that all three of these exchanges and the NYSE are open.

Purchases and redemptions of shares are effected at the net asset value per share next determined after receipt and acceptance of an order. If portfolio investments of a ProFund are traded in markets on days when the ProFund's principal trading market(s) is closed, the ProFund's net asset value may vary on days when investors cannot purchase or redeem shares.

The ProFunds value shares of each class of shares by dividing the market value of the assets attributable to each class, less the liabilities attributable to the class, by the number of the class's outstanding shares. The ProFunds use the following methods for arriving at the current market price of investments held by the ProFunds:

     . securities listed and traded on exchanges--the last price the stock traded at on a given day, or if there were no sales, the mean between the closing bid and asked prices.

     . securities traded over-the-counter--NASDAQ-supplied information on the prevailing bid and asked prices.

     . futures contracts and options on indices and securities--the last sale price prior to the close of regular trading on the NYSE (for all ProFunds except UltraEurope ProFund).

     . futures prices used to calculate net asset values for the UltraEurope ProFund will be the last transaction prices for the respective futures contracts that occur immediately prior to the close of the underlying stock exchange.

     . options on futures contracts--priced at fair value determined with reference to established future exchanges.

     . bonds and convertible bonds generally are valued using a third-party pricing system.

     . short-term debt securities are valued at amortized cost, which approximates market value.

     . the foreign exchange rates used to calculate the net asset values for the UltraEurope ProFund will be the mean of the bid price and the asked price for the respective foreign currency occurring immediately before the last underlying stock exchange closes.

When price quotes are not readily available, securities and other assets are valued at fair value in good faith under procedures established by, and under the general supervision and responsibility of, the ProFunds' Board of Trustees. This procedure incurs the unavoidable risk that the valuation may be higher or lower than the securities might actually command if the ProFunds sold them. In the event that a trading halt closes the NYSE or a futures exchange early, portfolio investments may be valued at fair value, or in a manner that is different from the discussion above. See the Statement of Additional Information for more details.

The New York Stock Exchange and the Chicago Mercantile Exchange, a leading market for futures and options, are open every week, Monday through Friday, except when the following holidays are celebrated in 2001: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Either or both of these Exchanges may close early on the business day before each of these holidays. Either or both of these Exchanges also may close early on the day after Thanksgiving Day and the day before Christmas holiday.

The London Stock Exchange, Frankfurt Stock Exchange or Paris Bourse closes for the following holidays in 2001: May Day (May 1), Spring Bank Holiday (May [ ]), Pentecost Monday (June [ ]), Bastille Day (July 14), Summer Bank Holiday (August [ ]), Christmas Day, and Boxing Day (observed December 26). Holidays scheduled for 2002 include: New Year's Day (January 1), Good Friday (April [ ]) and Easter Monday (April [ ]). Please note that holiday schedules are subject to change without notice. [Need to update]

Calculating the Money Market ProFund's Share Price

The Money Market ProFund calculates daily share prices on the basis of the net asset value of each class of shares at the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time) every day the NYSE is open for business except for two additional bank holidays, Columbus Day and Veterans' Day. Purchases and redemptions of shares are effected at the net asset value per share next determined after receipt and acceptance of an order. On the day before certain holidays are observed, the bond markets or other primary trading markets for the Portfolio may close early. They may also close early on the day after Thanksgiving and the day before Christmas Eve. If the Bond Market Association recommends an early close of the bond markets, the Money Market
ProFund may also close early. The Money Market ProFund will cease taking purchase orders at such times. The Money Market ProFund's net asset value per share for each class of shares will normally be $1.00, although Bankers Trust Company cannot guarantee that this will always be the case. The Portfolio uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities it buys. This method does not reflect daily fluctuations in market value.

Dividends and Distributions

Each of the ProFunds intends to distribute to its shareholders every year all of the year's net investment income and net capital gains. Each ProFund will reinvest these distributions in additional shares unless a shareholder has written to request a direct cash distribution.

The Money Market ProFund declares dividends from its net income daily and pays the dividends on a monthly basis. The Money Market ProFund will pay annually any long-term capital gains as well as any short-term capital gains that it did not distribute during the year, but it reserves the right to include in the daily dividend any short-term capital gains on securities that it sells.

The Money Market ProFund may revise these policies, postpone the payment of dividends and interest or take other actions in order to maintain a constant net asset value of $1.00 per share.

Please keep in mind:

     . Dividend and distribution proceeds will be paid by check, unless they are reinvested.

     . By selecting the direct cash distribution option, the shareholder agrees to the following conditions:

          . A check will not be issued if the total amount of the dividend or distribution payment for an account is less than $10. In such cases, the dividend proceeds will be automatically reinvested into the appropriate class of the ProFund from which the dividend was paid.

          . Any dividend or distribution check, which has been returned to ProFunds, or has remained uncashed for a period of six months from the issuance date, will be cancelled, and the funds will be reinvested on the date of cancellation into the appropriate class of the ProFund from which such distribution was paid.

          . Any account on which a dividend or distribution check was returned or remained uncashed for a period of six months will automatically have the dividend and distribution payment election adjusted so that all future dividends or distributions are reinvested into the appropriate class of the ProFund from which such dividend or distribution would have been paid.

Tax Consequences

A ProFund does not ordinarily pay income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders, but individual shareholders pay tax on the dividends and distributions they receive. Shareholders will generally be taxed regardless of how long they have held ProFund shares and regardless of whether they receive cash or choose to have distributions and dividends reinvested. Distributions and dividends generally will be taxable as either ordinary income or long-term capital gains. For example, if a ProFund designates a particular distribution as a long-term capital gains distribution, it will be taxable to shareholders at their long-term capital gains rate. Dividends and distributions may also be subject to state and local taxes.

Every year the ProFunds will send shareholders tax information on the dividends and distributions for the previous year.

If shareholders sell or redeem their ProFund shares, they may have a capital gain or loss, which will be long-term or short-term, generally depending upon how long they have held the shares. An exchange of ProFund shares may be treated as a sale.

The tax consequences for tax deferred retirement accounts or non-taxable shareholders will be different.

Please keep in mind:

 .    Whether a distribution  by a ProFund is taxable to shareholders as ordinary income or at the lower capital gains rate depends on whether it is long-term capital gains of the ProFund, not on how long an investor has owned shares of the ProFund.

 .    Dividends and distributions  declared by a ProFund in October,  November or
     December of one year and paid in January of the next year may be taxable in the year the ProFund declared them.

 .    As with all mutual  funds,  a ProFund  may be  required  to  withhold  U.S.
     federal income tax at the rate of 31% of all taxable distributions and redemption proceeds, payable to shareholders who fail to provide the ProFund with correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. You also may be subject to a $50 fee to reimburse the ProFunds for any penalty that the IRS may impose.

Please see the Statement of Additional Information for more information. Because each investor's tax circumstances are unique and because the tax laws are subject to change, ProFund Advisors recommends that shareholders consult their tax advisors about federal, state, local and foreign tax consequences of investment in the ProFunds.

Classes of Shares

Investors in any of the ProFunds can purchase either Investor Class shares directly, or Service Class shares through an authorized financial intermediary. Under a Distribution and Service Plan adopted by the Board of Trustees, each ProFund may pay financial intermediaries such as broker-dealers and investment advisors up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities with respect to Service Class shares and/or shareholder services. Over time, fees paid under the Distribution and Service Plan will increase the cost of a Service Class shareholder's investment and may cost more than other types of sales charges.

                                                            Shareholder Services
                                                                           Guide

Contacting ProFunds

                  By telephone:             (888) 776-3637 or (614) 470-8122-- for investors
                                            (888) 776-5717--a phone line dedicated
                                              for use by financial professionals only

                  By mail:                  ProFunds
                                            P.O. Box 182800
                                            Columbus, OH 43218-2800

                  By overnight mail:        ProFunds
                                            c/o BISYS Fund Services
                                            3435 Stelzer Road

                                            Columbus, OH 43219
Minimum Investments

               . $5,000 for discretionary accounts controlled by a financial professional.

               . $15,000 for self-directed accounts controlled directly by investors.

         These minimums apply to all accounts, including retirement plans, and apply to the total value of an investor's initial ProFunds investment. ProFunds reserves the right to reject or refuse, at its discretion, any order for the purchase of a ProFund's shares in whole or in part.


Opening Your ProFunds Account

         By mail: Send a completed application, along with a check payable to "ProFunds," to the aforementioned address. If the application does not designate a specific ProFund, then the proceeds from the check will be placed into the Money Market ProFund--Investor Class. Unless you later direct ProFunds to (1) purchase shares of another ProFund or (2) redeem shares of the Money Market ProFund and return the proceeds (including any dividends earned) to you, ProFunds will treat your inaction as approval of the purchase of the Money Market ProFund. If the application does not designate a Class, the investment will be made into the Investor Class of the applicable ProFund. Cash, credit cards and credit card checks are not accepted. Please contact ProFunds in advance if you wish to send third party checks. All purchases must be made in U.S. dollars through a U.S. bank.

         By wire transfer: First, complete an application and fax it to ProFunds at (800) 782-4797 (toll-free) or (614) 470-8718. Next, call ProFunds at
         (888) 776-3637  (toll-free) or (614) 470-8122 to a) confirm  receipt of the faxed application, b) request your new account number, c) inform ProFunds of the amount to be wired and d) receive a confirmation number for your purchase order. After receiving your confirmation number, instruct your bank to transfer money by wire to:

                     UMB Bank, N.A.
                     Kansas City, MO
                     Routing/ABA #:101000695
                     ProFunds DDA #9870857952

                     For  further   credit  to:  Your  name,  the  name  of  the
                     ProFund(s), and your ProFunds account number

                     Confirmation number: The confirmation number given to you by the ProFunds representative

         After faxing a copy of the completed application, send the original to ProFunds via mail or overnight delivery. The addresses are shown above under "Contacting ProFunds-By mail."

         Instructions, written or telephonic, given to ProFunds for wire transfer requests do not constitute a purchase order until the wire transfer has been received by ProFunds. The ProFunds are not liable for any loss incurred due to a wire transfer not having been received.

         Please note that your bank may charge a fee to send or receive wires.

         Establishing Accounts For Tax-Sheltered Retirement Plans

         The ProFunds sponsor Individual Retirement Accounts ("IRAs") that enable individual investors to set up their own retirement savings programs. ProFund Advisors charges an annual fee of $15 per social security number for all types of IRAs to pay for the extra maintenance and tax reporting that these plans require. Investors in other types of retirement plans also may invest in the ProFunds. For additional information and an application, contact ProFunds directly by phone or at the above address.

Purchasing Additional ProFunds Shares

         Minimum:  The minimum subsequent purchase amount is $100.

         By mail: Send a check payable to "ProFunds", noting the ProFund and account number, to the aforementioned mail address. Cash, credit cards, and credit card checks are not accepted. Please contact ProFunds in advance if you wish to send third party checks. All purchases need to be made in U.S. dollars through a U.S. bank.

         By wire transfer: Call ProFunds to inform us of the amount you will be wiring and receive a confirmation number.

         You can then instruct your bank to transfer your funds to:

         UMB Bank, N.A.
         Kansas City, MO
         Routing/ABA #:101000695
         ProFunds DDA #9870857952

         For further credit to: Your name, the name of the ProFund(s), and your ProFunds account number.

         Confirmation number: The confirmation number given to you by the ProFunds representative.

         Instructions, written or telephonic, given to ProFunds for wire transfer requests do not constitute a purchase order until the wire transfer has been received by ProFunds. ProFunds is not liable for any loss incurred due to a wire transfer not having been received.

         Please note that your bank may charge a fee to send or receive wires.

         Procedures for purchasing shares:

          . ProFunds prices shares you purchase at the price per share next computed after we receive your purchase order in good order. To be in good order, a purchase order must include a wire, check or other form of payment, and for new accounts, a properly completed application.

          . Any check or wire order received which does not designate a specific ProFund(s) will result in those monies being deposited into the Money Market ProFund--Investor Class. Unless you later direct ProFunds to (1) purchase shares of another ProFund or (2) redeem shares of the Money Market ProFund and return the proceeds (including any dividends earned) to you, ProFunds will treat your inaction as approval of the purchase of the Money Market ProFund.

          . A wire order is considered in good order only if (i) you have called ProFunds under the procedures described above and (ii) ProFunds receives and accepts your wire. ProFunds only accepts wires during the times it processes wires: between 8:00 a.m. and 3:30 p.m., Eastern time for all Broad Market and Bearish ProFunds except that UltraEurope ProFund does not receive and process wires from 11:00 a.m. through 2:00 p.m., Eastern time. The UltraSector ProFunds only accept wires during the time it processes wires: between 8:00 a.m. and 3:10 p.m., Eastern time. Wires received after ProFunds' wire processing times will be processed as of the next time that orders are processed. If the primary exchange or market on which a ProFund transacts business closes early, the above cut-off time will be 25 minutes prior to the close of such exchange or market.

          . If your purchase is cancelled, you will be responsible for any losses that may result from any decline in the value of the cancelled purchase. ProFunds (or its agents) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on a cancelled transaction will accrue to the ProFunds.

          .    Securities   brokers  and  dealers  have  the  responsibility  of
               transmitting your orders promptly. Brokers and dealers may charge transaction fees on the purchase and/or sale of ProFunds shares.

Exchanges

         Shareholders can exchange shares of either class of any ProFund for shares of either class of another ProFund, including ProFunds not described in this prospectus, free of charge. ProFunds can only honor exchanges between accounts registered in the same name, and having the same address and taxpayer identification number.

         ProFunds accepts exchange orders by phone, in writing or through the Internet, except that the ProFunds does not accept exchange orders through the Internet for the UltraEurope ProFund. You will need to specify the number of shares, or the percentage or dollar value of the shares you wish to exchange, and the ProFunds (and classes of shares) involved in the transaction.

         By telephone: The Broad Market and Bearish ProFunds accept exchange orders by phone between 8:00 a.m. and 3:50 p.m. and between 4:30 p.m. and 9:00 p.m., Eastern time, with the exception that ProFunds does not accept exchange orders by phone involving the UltraEurope ProFund between 11:00 a.m. and 2:00 p.m., Eastern time. The UltraSector ProFunds accept exchange orders by phone between 8:00 a.m. and 3:30 p.m. and between 4:30 p.m. and 9:00 p.m. Eastern time. If the primary exchange or market on which a ProFund transacts business closes early, the above times will be adjusted to 25 minutes prior to the close of such exchange or market.

         The ProFunds may terminate the ability to exchange ProFund shares via the telephone at any time, in which case you may continue to exchange shares by other means.

         By Internet: Shareholders may transact on-line exchanges of shares of the ProFunds except exchanges of shares of the UltraEurope ProFund at ProFunds' website (www.profunds.com). To access this service through the website, click on the "Trade/Access Account" Icon and you will be prompted to enter your Social Security Number. Follow the instructions to establish your Personal Identification Number (PIN) which will allow you to execute exchanges between ProFunds and access ProFunds account information. The Broad Market, other than the UltraEurope ProFund, and the Bearish ProFunds accept exchange orders via the ProFunds website trading service between 8:00 a.m. and 3:55 p.m. and between 4:30 p.m. and 9:00 p.m., Eastern time. The UltraSector ProFunds accept exchange orders via the ProFunds' website trading service between 8:00 a.m. and 3:35 p.m. and between 4:30 p.m. and 9:00 p.m. Eastern Time. If the primary exchange or market on which a ProFund transacts business closes early, the above times will be adjusted to 25 minutes prior to the close of such exchange or market.

         Internet exchange transactions are extremely convenient, but are not free from risk. To ensure that all Internet transactions are safe, secure and as risk-free as possible, ProFunds has instituted certain safeguards and procedures for determining the identity of website users. As a result, neither ProFunds nor its transfer agent will be responsible for any loss, liability, cost or expense for following Internet instructions they reasonably believe to be genuine. If you or your intermediary make exchange requests by the Internet, you will generally bear the risk of loss.

         The ProFunds may terminate the ability to exchange ProFund shares on its website at any time, in which case you may continue to exchange shares by other means.

         Please keep in mind when exchanging shares:

          . An exchange actually is a redemption (sale) of shares of one ProFund and a purchase of shares of another ProFund.

          . If both ProFunds involved in the exchange have their respective net asset values calculated at the same time then both the sale and the buy will occur simultaneously.

         -----------------------------------------------------------------------
         For example, assume you were to exchange Money Market ProFund for UltraOTC ProFund and the order was placed before 3:50 p.m., Eastern time, on any business day. The net asset values for both ProFunds involved in the transaction are computed at the same time. Therefore, both the price of the shares sold out of Money Market ProFund and the shares purchased into UltraOTC ProFund would be determined simultaneously when the net asset values are next computed, normally 4:00 p.m., Eastern time.
         -----------------------------------------------------------------------

          . If the exchange involves ProFunds that calculate their net asset values at different times, you will receive the net asset value next computed for the redemption transaction. The purchase transaction will receive the price next determined after the redemption transaction is completed, with one exception as described below. The proceeds from the redemption transaction will not be invested during the intervening period and will not earn interest during that time.

--------------------------------------------------------------------------------
For example, assume you were to exchange UltraBull ProFund for UltraEurope ProFund and the order was placed prior to 3:50 p.m., Eastern time, on a business day of the UltraBull ProFund. The net asset values of UltraEurope and UltraBull ProFunds are not determined at the same time. As a result, the components of the exchange would be valued at two different times. First, the sale from UltraBull ProFund would be priced using the next computed net asset value, which would be determined normally at 4:00 p.m., Eastern time, on such day. Second, the buy into UltraEurope ProFund would receive the net asset value of UltraEurope ProFund next determined after the redemption from UltraBull ProFund. That determination of the net asset value of UltraEurope ProFund would normally take place at 2:00 p.m., Eastern time, on the next business day of UltraEurope ProFund.
--------------------------------------------------------------------------------

An exception to the above exchange transaction policies covers exchange requests from the Money Market ProFund to the UltraEurope ProFund, received after 4:00 p.m. on one business day and prior to 11:00 a.m. on the next business day. In such an exchange, you will receive the price next computed after the exchange request is made for both the redemption and the purchase transactions involved in the exchange. You will be responsible for any losses if sufficient redemption proceeds are not available to pay the purchase price of shares purchased.

Please note that during certain periods, it may take several days for exchanges to be completed due to holidays.

The minimum exchange for self-directed accounts is $1,000 or, if less, the account's current value.

Redeeming ProFund Shares

You can redeem all or part of your shares at the price next determined after we receive your request in good order.

Phone Redemptions

The Broad Market ProFunds, other than the UltraEurope ProFund, and the Bearish ProFunds accept redemption orders by phone between 8:00 a.m. and 3:50 p.m. and between 4:30 p.m. and 9:00 p.m., Eastern time. The UltraEurope ProFund accepts telephone redemption orders between 8:00 a.m. and 11:00 a.m. and between 2:00 p.m. and 9:00 p.m. Eastern time. The UltraSector ProFunds accept redemption orders by phone between 8:00 a.m. and 3:30 p.m. and between 4:30 p.m. and 9:00 p.m. Eastern time. ProFunds may not receive or accept phone redemption orders at any other time. If the primary exchange or market on which a ProFund (other than the UltraEurope ProFund) transacts business closes early, the above times will be adjusted to 25 minutes prior to the close of such exchange or market.

The ProFunds may terminate the acceptance of redemption orders by telephone at any time, in which case you may continue to redeem shares by other means.

Written Redemptions

To redeem all or part of your shares in writing, your request needs to include the following information:

the name of the ProFund(s),
the account number(s),
the amount of money or number of shares being redeemed, the name(s) of the account owners, the signature(s) of all registered account owners, and your daytime telephone number.

In Person

You may redeem shares in person at:

ProFunds
BISYS Fund Services
3435 Seltzer Road
Columbus, Ohio 43219

between 9:00 a.m and 5:00 p.m. Eastern Time Monday through Friday (except on New York Stock Exchange holidays.) Redemption orders received before the primary exchange on which the underlying securities of the ProFund trades closes will receive that day's closing price

Wire Redemptions

If your account is authorized for wire redemption, your proceeds will be wired directly into the bank account you have designated. The ProFunds charge a $15 service fee for a wire transfer of redemption proceeds, and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call ProFunds to request the appropriate form. Wire redemptions are not available for retirement accounts.

Signature Guarantee

Certain redemption requests must include a signature guarantee. Your request needs to be in writing and include a signature guarantee if any of the following situations apply:

Your account registration or address has changed within the last 30 calendar days.
The check is being mailed to a different address than the one on your account.
The check or wire is being made payable to someone other than the account owner.
The redemption proceeds are being transferred to an account with a different registration.
You wish to redeem more than $100,000.
You are adding or changing wire instructions on your account. Other unusual situations as determined by ProFund's transfer agent.

Signature guarantees may be provided by an eligible guarantor institution such as a commercial bank, an NASD member firm such as a stock broker, a savings association or a national securities exchange.

Please keep in mind when redeeming shares:

Redemptions from self-directed accounts must be for at least $1,000 or, if less, for the account's entire current value. The remaining balance needs to be above the applicable minimum investment.

The ProFunds normally remit redemption proceeds within seven days of redemption. For redemption of shares purchased by check or Automatic Investment, ProFunds may wait up to 15 days before sending redemption proceeds to assure that its transfer agent has collected the purchase payment.

ProFunds will remit payment of telephone redemptions only to the address or bank of record on the account application. You must submit, in writing, a request for payment to any other address, along with a signature guarantee from a financial service organization.

To redeem shares in a retirement account, your request needs to be in writing, except for exchanges to other ProFunds, which can be requested by phone or in writing. Call the ProFunds to request a retirement distribution form.

Involuntary Redemptions: ProFunds reserves the right to redeem involuntarily an investor's account, including a retirement account, which falls below the applicable minimum investment in total value in the ProFunds due to redemption. In addition, both a request for a partial redemption by an investor whose account balance is below the minimum investment and a request for partial redemption by an investor that would bring the account below the minimum investment will be treated as a request by the investor for a complete redemption of the account.

Redemption proceeds from the UltraEurope ProFund are made within seven business days after the business date of the redemption. The business date of these redemptions may be the business day following the day your redemption request reaches ProFunds.

Money Market ProFund shares begin accruing dividends on the day ProFund's transfer agent, BISYS Fund Services, receives a purchase order and payment in the form of a Federal funds wire. Purchases by check begin earning dividends the business day following the business day the check is received. They continue to earn dividends until the business day that BISYS Fund Services has processed the redemption order.

Suspension of Redemptions

Your right of redemption may be suspended, or the date of payment postponed: (i) for any period during which the NYSE or the Federal Reserve Bank of New York is closed (other than customary weekend or holiday closings) or trading on the NYSE, or other securities exchanges or markets as appropriate, is restricted, as determined by the Securities and Exchange Commission ("SEC"); (ii) for any period during which an emergency exists, as determined by the SEC, so that disposal of a ProFund's investments or the determination of its net asset value is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for protection of ProFunds' investors.

Draft Checks

You may elect to redeem shares of the Money Market ProFund by draft check ($500 minimum) made payable to the order of any person or institution. If you are interested in this option, you must submit a completed signature card to ProFunds. You will then be supplied with draft checks that are drawn on the Money Market ProFund's account. There is a $25 fee for stop payment requests on draft checks. This option is not available to Individual Retirement Account shareholders.

Automatic Investment and Redemption Plans

Shareholders may buy and redeem shares automatically on a monthly, bimonthly, quarterly or annual basis. The minimum automatic purchase is $100 and the minimum automatic redemption is $500. These minimums are waived for IRA shareholders 70 1/2 years of age or older.

About Telephone Transactions

It may be difficult to reach ProFunds by telephone during periods of heavy market activity or other times. If you are unable to reach us by telephone, consider sending written instructions.

You may initiate numerous transactions by telephone. Please note, however, that the ProFunds and their agents will not be responsible for losses resulting from unauthorized transactions when procedures designed to verify the identity of the caller are followed.

If you initiate exchange or redemption transactions that, in total, exceed the balance of your shares in a ProFund (either due to excess, uncancelled transactions or market movement), some transactions may get processed while others may not. This may result in you holding fund positions you may not want or not holding fund positions you did want. Neither ProFunds, ProFund Advisors, BISYS Fund Services, or Concord Financial will be responsible for transactions which did not process in this circumstance.

About Internet Transactions

It may be difficult to transact over the internet during times of heavy market activity or other times of heavy internet usage, at either ProFunds or at your internet service provider. Technological difficulties may also make the use of the internet slow or unavailable at times. If you are unable to process a trade via the internet, consider sending written instructions.

If you initiate exchange or redemption transactions that, in total, exceed the balance of your shares in a ProFund (either due to excess, uncancelled transactions or market movement), some transactions may get processed while others may not. This may result in you holding fund positions you may not want or not holding fund positions you did want. Neither ProFunds, ProFund Advisors, BISYS Fund Services, or Concord Financial will be responsible for transactions which did not process in this circumstance.

                                                                        ProFunds
                                                                      Management

Board of Trustees and Officers

The ProFunds' Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds' officers are responsible for day-to-day operations of the ProFunds.

Investment Advisors

ProFund Advisors LLC

ProFund Advisors LLC, located at 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland 20814, serves as the investment advisor to all of the ProFunds providing investment advice and management services to all ProFunds that are not feeder funds. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFund. It is entitled to receive fees equal to 0.75% of the average daily net assets of each non-money market ProFund, except the UltraEurope ProFund and UltraJapan ProFund, for which it is entitled to receive fees equal to 0.90% of the average daily net assets of each such ProFund. ProFund Advisors bears the costs of providing advisory services. During the year ended December 31, 2000 each operating ProFund for which ProFund Advisors served as investment advisor (which excludes the Airlines UltraSector ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Consumer Cyclical UltraSector ProFund, Consumer Non-Cyclical UltraSector ProFund, Entertainment and Leisure UltraSector ProFund, Industrial UltraSector ProFund, Oilfield Equipment and Services UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Utilities UltraSector ProFund, and Money Market ProFund) paid ProFund Advisors fees in the following amounts:

Fees Paid (as a percentage of average daily net assets)
Bull ProFund                                                               [ ]%
UltraBull ProFund                                                          [ ]%
Bear ProFund                                                               [ ]%
UltraBear ProFund                                                          [ ]%
UltraOTC ProFund                                                           [ ]%
Money Market ProFund                                                       [ ]%
UltraShort OTC ProFund                                                     [ ]%
UltraEurope ProFund                                                        [ ]%
UltraSmall-Cap ProFund                                                     [ ]%
UltraMid-Cap ProFund                                                       [ ]%
UltraJapan ProFund                                                         [ ]%
OTC ProFund                                                                [ ]%
Biotechnology UltraSector ProFund                                          [ ]%
Energy UltraSector ProFund                                                 [ ]%
Financial UltraSector ProFund                                              [ ]%
Healthcare UltraSector ProFund                                             [ ]%
Internet UltraSector ProFund                                               [ ]%
Real Estate UltraSector ProFund                                            [ ]%
Semiconductor UltraSector ProFund                                          [ ]%
Technology UltraSector ProFund                                             [ ]%
Telecommunications UltraSector ProFund                                     [ ]%
Wireless Communications UltraSector ProFund                                [ ]%

Shareholders of the Money Market ProFund, on April [ ], 2001, approved an investment advisory agreement between the Trust, on behalf of the Money Market ProFund, and ProFund Advisors under which ProFund Advisors serves as investment advisor of the Money Market ProFund for an annual fee equal to 0.35% of the average daily net assets of the Money Market ProFund, although no fee is payable under the agreement until the master-feeder relationship with the Portfolio is terminated and ProFund Advisors directly invests the assets of the Money Market ProFund.

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC, formerly served as senior vice president of Padco Advisors, Inc., which advised Rydex(R)Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

William E. Seale, Ph.D., Director of Portfolio for ProFund Advisors LLC, has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at George Washington University. He earned his degrees at University of Kentucky.

Each ProFund is managed by an investment team chaired by Dr. Seale.

Bankers Trust Company

The Money Market ProFund currently seeks to achieve its investment objective by investing all of its assets in a portfolio managed by Bankers Trust Company, with headquarters at 130 Liberty Street, New York, NY 10006. Bankers Trust makes the Portfolio's investment decisions and assumes responsibility for the securities the Portfolio owns. It receives a fee equal to 0.15% of the average daily net assets of the Portfolio.

As of December 31, 2000, Bankers Trust had total assets of approximately $270 billion under management. [update] Bankers Trust Company is dedicated to servicing the needs of corporations, governments, financial institutions and private clients and has invested retirement assets on behalf of the nation's largest corporations for more than 50 years. The scope of the firm's capability is broad--it is a leader in both the active and passive quantitative investment disciplines and maintains a major presence in stock and bond markets worldwide.

Other Service Providers

BISYS Fund Services, located at 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219, acts as the administrator to the ProFunds, providing operations, compliance and administrative services.

ProFund Advisors also performs client support and administrative services for the ProFunds. ProFund Advisors is entitled to receive fees equal to 0.15% of average daily net assets of each ProFund (other than the Money Market ProFund) for such services. During the year ended December 31, 2000, each operating ProFund (which excludes the Airlines UltraSector ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Consumer Cyclical UltraSector ProFund, Consumer Non-Cyclical UltraSector ProFund, Entertainment and Leisure UltraSector ProFund, Industrial UltraSector ProFund, Oilfield Equipment and Services UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, and Utilities UltraSector ProFund) paid ProFund Advisors fees in the following amounts:

Fees Paid (as a percentage of average daily net assets)
Bull ProFund                                                               [ ]%
UltraBull ProFund                                                          [ ]%
Bear ProFund                                                               [ ]%
UltraBear ProFund                                                          [ ]%
UltraOTC ProFund                                                           [ ]%
Money Market ProFund                                                       [ ]%
UltraShort OTC ProFund                                                     [ ]%
UltraEurope ProFund                                                        [ ]%
UltraSmall-Cap ProFund                                                     [ ]%
UltraMid-Cap ProFund                                                       [ ]%
UltraJapan ProFund                                                         [ ]%
OTC ProFund                                                                [ ]%
Biotechnology UltraSector ProFund                                          [ ]%
Energy UltraSector ProFund                                                 [ ]%
Financial UltraSector ProFund                                              [ ]%
Healthcare UltraSector ProFund                                             [ ]%
Internet UltraSector ProFund                                               [ ]%
Real Estate UltraSector ProFund                                            [ ]%
Semiconductor UltraSector ProFund                                          [ ]%
Technology UltraSector ProFund                                             [ ]%
Telecommunications UltraSector ProFund                                     [ ]%
Wireless Communications UltraSector ProFund                                [ ]%

During the year ended December 31, 2000, ProFund Advisors received fees equal to 0.35% of average daily net assets from the Money Market ProFund for client support and administrative services, and for feeder fund management, administration and reporting with respect to the Money Market ProFund's relationship to the Portfolio.

If the Trust's Board of Trustees terminates the Money Market ProFund's master-feeder relationship with the Portfolio, the fee charged by ProFund Advisors under the Management Services Agreement shall be reduced from 0.35% to 0.15% of the average daily net assets of the Money Market ProFund, as feeder fund management, administration and reporting with respect to the master-feeder relationship would no longer be required.

Other Information

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R),""500(R)", and "S&P MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProFunds. "Russell 2000(R) Index" is a trademark of the FrankRussell Company. "NASDAQ 100 Index" is a trademark of the NASDAQ Stock Markets, Inc. ("NASDAQ"). The ProFunds are not sponsored, endorsed, sold or promoted by Standard & Poor's or NASDAQ or the Frank Russell Company and neither Standard & Poor's nor NASDAQ nor the Frank Russell Company makes any representation regarding the advisability of investing in ProFunds.

"Dow Jones" and the name of each Dow Jones sector index are service marks of Dow Jones & Company, Inc.

Dow Jones does not:

     .    Sponsor, endorse, sell or promote the UltraSector ProFunds.

     . Recommend that any person invest in the UltraSector ProFunds or any other securities.

     . Have any responsibility or liability for or make any decisions about timing, amount or pricing of the UltraSector ProFunds.

     .    Have  any   responsibility   or  liability  for  the   administration,
          management or marketing of the UltraSector ProFunds.

     . Consider the needs of the UltraSector ProFunds or the owners of the UltraSector ProFunds in determining, composing or calculating the Dow Jones sector indices or have any obligation to do so.

--------------------------------------------------------------------------------
Dow Jones will not have any liability in connection with the UltraSector ProFunds. Specifically,

Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

     . The results to be obtained by the UltraSector ProFunds, the owner of the UltraSector ProFunds or any other person in connection with the use of the Dow Jones sector indices and the data included in the Dow Jones sector indices;

     . The accuracy or completeness of the Dow Jones sector indices and its data;

The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices and its data:

     . Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices or its data;

     . Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

If a ProFund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

(Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P).

                                                                       Financial
                                                                      Highlights

The following tables provide a picture of the performance of each share class of the ProFunds for each year ended December 31 since inception. No information is presented for the Airlines UltraSector ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Consumer Cyclical UltraSector ProFund, Consumer Non-Cyclical UltraSector ProFund, Entertainment and Leisure UltraSector ProFund, Industrial UltraSector ProFund, Oilfield Equipment and Services UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, and Utilities UltraSector ProFund. as these ProFunds were not open for investment as of December 31, 2000. The total return information selected represents the rate of return and the per share operating performance that an investor would have earned on an investment in a ProFund, assuming reinvestment of all dividends and distributions. This information, through December 31, 1999, has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report on the financial statements of the ProFunds appears in the ProFunds' annual report for the fiscal year ended December 31, 2000. The annual report is available free of charge by phoning 888-776-3637.

Bull ProFund

Financial Highlights
For a share of beneficial interest outstanding

                                                             Investor Class                               Service Class

                                               For the       For the year    For the year   For the       For the year   For the
                                               year ended    ended Dec.      ended Dec.     year ended    ended Dec.     year ended
                                               Dec. 31,      31, 1999        31, 1998       Dec. 31,      31, 1999       Dec. 31,
                                               2000                                         2000                         1998
                                               ------------- --------------- -------------- ------------- -------------- -----------

Net asset value, beginning of period           [           ]     $62.48      $49.45        [         ]         $62.12      $49.45
                                               -------------     ------       ------      ------------         ------      ------
Net investment income                          [           ]       0.34        1.63(a)     [         ]           0.11       1.08(a)
                                               -------------                              ------------
Net realized and unrealized gain/(loss) on     [           ]      10.41       11.49        [         ]          (9.79)     11.64
investment transactions and futures contracts                    ------       ------                            ------     ------
---------------------------------------------- ------------- ---------- -------------- ------------- -------------- -------------
Total income/(loss) from investment            [           ]     10.75        13.12        [         ]           9.90      12.72
operations                                     -------------                               ------------
---------------------------------------------- ------------- ---------- -------------- ------------- -------------- -------------
Distribution to Shareholders from:

Net investment income                          [           ]     (0.02)       (0.04)       [         ]          -----      -----(b)
                                               -------------                               ------------         -----      -------
---------------------------------------------- ------------- ---------- -------------- ------------- -------------- -------------
Net realized gains on investment               [           ]     (0.01)       (0.05)       [         ]          (0.01)     (0.05)
transactions and futures contracts             -------------    ------         ------     -------------         ------     ------
---------------------------------------------- ------------- ---------- -------------- ------------- -------------- -------------
Total distributions                            [           ]     (0.03)       (0.09)       [         ]          (0.01)     (0.05)
                                               -------------                              -------------
---------------------------------------------- ------------- ---------- -------------- ------------- -------------- -------------
Net asset value, end of period                 [           ]    $73.20        $62.48       [         ]         $72.01     $62.12
                                               -------------    ======         ======     -------------        ======      ======
---------------------------------------------- ------------- ---------- -------------- ------------- -------------- -------------
Total Return                                   [                17.18%         26.57%      [         ]         15.97%      25.68%
                                               -------------                 ------------
---------------------------------------------- ------------- ---------- -------------- ------------- -------------- -------------
Ratios/Supplemental Data:

Net assets, end of period                      [           ]    $116,208,049   $7,543,922  [          ]     $30,879,600    $589,547
                                               -------------                               -------------
---------------------------------------------- ------------- --------------- -------------- ------------- -------------- -----------
Ratio of expenses to average net assets        [           ]      1.40%         1.63%      [          ]          2.35%       2.67%
                                               -------------                                -------------
---------------------------------------------- ------------- --------------- -------------- ------------- -------------- -----------
Ratio of net investment income to average      [           ]      1.96%         2.84%      [          ]          0.70%       1.89%
net assets                                     -------------                 -------------
---------------------------------------------- ------------- --------------- -------------- ------------- -------------- -----------
Ratio of expenses to average net assets        [           ]      1.53%         2.40%      [          ]          2.48%       3.30%
(before reimbursements)*                       -------------                                -------------
---------------------------------------------- ------------- --------------- -------------- ------------- -------------- -----------
Portfolio Turnover(c)                          [           ]      1288%         -----      [          ]          1288%       -----
                                               -------------                                -------------

*During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated. (a) Per share net investment income has been calculated using the daily average shares method. (b) Distribution per share was less than $0.005.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

OTC ProFund

Financial Highlights
For a share of beneficial interest outstanding

                                                                               Investor Class                Service Class

                                                                        From the period from Sept.    From the period from Sept.
                                                                        5, 2000 to Dec. 31, 2000      5, 2000 to Dec. 31, 2000
                                                                        ----------------------------- -----------------------------

Net asset value, beginning of period                                                [        ]                  [     ]
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net investment income                                                               [        ]                  [     ]
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized and unrealized gain/(loss) on investment transactions                  [        ]                  [     ]
and futures contracts
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total income/(loss) from investment operations                                      [        ]                  [     ]
----------------------------------------------------------------------- ----------------------------- -----------------------------
Distribution to Shareholders from:
Net investment income                                                               [        ]                  [     ]
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized gains on investment transactions and futures contracts                 [        ]                  [     ]
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total distributions                                                                 [        ]                  [     ]
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net asset value, end of period                                                      [        ]                  [     ]
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total Return                                                                        [        ]                  [     ]
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratios/Supplemental Data:
Net assets, end of period                                                           [        ]                  [     ]
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets                                             [        ]                  [     ]
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of net investment income to average net assets                                [        ]                  [     ]
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets (before reimbursements)*                    [        ]                  [     ]
----------------------------------------------------------------------- ----------------------------- -----------------------------
Portfolio Turnover                                                                  [        ]                  [     ]
                                                                                    ---------                   -------


*During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

UltraBull ProFund

Financial Highlights
For a share of beneficial interest outstanding

                                                             Investor Class                                 Service Class

                                           For the year   For the year    For the year   For the year   For the year  For the year
                                           ended Dec.     ended Dec.      ended Dec.     ended Dec.     ended Dec.    ended Dec. 31,
                                           31, 2000       31, 1999        31, 1998       31, 2000       31, 1999       1998
                                           -------------- --------------- -------------- -------------- -------------- -------------

Net asset value, beginning of period*      [         ]             $18.36         $12.86  [          ]         $18.19   $12.86
                                           -------------           ------         ------  -------------         ------    ------
------------------------------------------ -------------- --------------- -------------- -------------- -------------- -------------
Net investment income                      [         ]               0.35          0.39(a)[          ]           0.08     0.24(a)
------------------------------------------ -------------- --------------- -------------- -------------- -------------- -------------
Net realized and unrealized gain on        [         ]               5.08           5.13  [          ]           5.09      5.10
investment transactions and futures                        --------------  ------------- -------------  --------------  ------------
contracts
------------------------------------------ -------------- --------------- -------------- -------------- -------------- -------------
Total income from investment operations    [         ]               5.43           5.52  [          ]           5.17      5.34
                                           -------------                                 -------------
------------------------------------------ -------------- --------------- -------------- -------------- -------------- -------------
Distribution to Shareholders from:
Net investment income                      [         ]             (0.03)         (0.01)  [          ]            -----  -----(b)
                                           -------------                                 -------------
------------------------------------------ -------------- --------------- -------------- -------------- -------------- -------------
Net realized gains on investment           [         ]              -----         (0.01)  [          ]            -----   (0.01)
transactions and futures contracts         -------------  --------------- -------------- ---------------
------------------------------------------ -------------- --------------- -------------- -------------- -------------- -------------
In Excess of net realized gains on          [______  ]             (0.09)         -----   [__________]         (0.09)      -----
investments and futures contracts           ----------            ------          -----   -------------          ------    -----
------------------------------------------ -------------- --------------- -------------- -------------- -------------- -------------
Total distributions                        [         ]             (0.12)         (0.02)  [          ]         (0.09)     (0.01)
                                           -------------                                 -------------
------------------------------------------ -------------- --------------- -------------- -------------- -------------- -------------
Net asset value, end of period             [         ]            $23.67         $18.36   [          ]        $23.27     $18.19
                                           -------------          ======         ======  -------------         ======    ======
------------------------------------------ -------------- --------------- -------------- -------------- -------------- -------------
Total Return                               [         ]             29.56%         42.95%  [          ]         28.42%    41.48%
                                           -------------                                 -------------
------------------------------------------ -------------- --------------- -------------- -------------- -------------- -------------
Ratios/Supplemental Data:

Net assets, end of period                  [         ]       $155,987,050    $90,854,397  [          ]   $70,219,680  $10,991,484
                                           -------------                                 -------------
------------------------------------------ -------------- --------------- -------------- -------------- -------------- -------------
Ratio of expenses to average net assets    [         ]              1.34%          1.50%  [          ]          2.34%     2.39%
                                           -------------                                 -------------
------------------------------------------ -------------- --------------- -------------- -------------- -------------- -------------
Ratio of net investment income to average  [         ]              1.99%          2.43%  [          ]          0.79%     1.53%
net assets                                 -------------                                 -------------
------------------------------------------ -------------- --------------- -------------- -------------- -------------- -------------
Ratio of expenses to average net assets    [         ]              1.36%          1.70%  [          ]          2.36%     2.84%
(before reimbursements)**                  -------------                                 -------------
------------------------------------------ -------------- --------------- -------------- -------------- -------------- -------------
Portfolio Turnover(b)                      [         ]               764%             --  [          ]           764%      --
                                           -------------                                 -------------

*Adjusted for 4:1 stock split that occurred on July 16, 1999.
**During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated. (a) Per share net investment income has been calculated using the daily average shares method. (b) Distribution per share was less than $0.005.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

UltraMid-Cap ProFund

Financial Highlights
For a share of beneficial interest outstanding

                                                                               Investor Class                Service Class

                                                                        From the period from Feb.     From the period from Feb.
                                                                        1, 2000 to Dec. 31, 2000      1, 2000 to Dec. 31, 2000
                                                                        ----------------------------- -----------------------------

Net asset value, beginning of period                                                [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net investment income                                                               [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized and unrealized gain/(loss) on investment transactions                  [ ]                           [ ]
and futures contracts                                                               --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total income/(loss) from investment operations                                      [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Distribution to Shareholders from:

Net investment income                                                               [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized gains on investment transactions and futures contracts                 [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total distributions                                                                 [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net asset value, end of period                                                      [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total Return                                                                        [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratios/Supplemental Data:

Net assets, end of period                                                           [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets                                             [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of net investment income to average net assets                                [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets (before reimbursements)*                    [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Portfolio Turnover                                                                  [ ]                           [ ]
                                                                                    --                            --


*During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

UltraSmall-Cap ProFund

Financial Highlights
For a share of beneficial interest outstanding

                                                                               Investor Class                Service Class

                                                                        From the period from Feb.     From the period from Feb.
                                                                        1, 2000 to Dec. 31, 2000      1, 2000 to Dec. 31, 2000
                                                                        ----------------------------- -----------------------------

Net asset value, beginning of period                                                [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net investment income                                                               [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized and unrealized gain/(loss) on investment transactions                  [ ]                           [ ]
and futures contracts                                                               --                            --

----------------------------------------------------------------------- ----------------------------- -----------------------------
Total income/(loss) from investment operations                                      [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Distribution to Shareholders from:

Net investment income                                                               [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized gains on investment transactions and futures contracts                 [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total distributions                                                                 [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net asset value, end of period                                                      [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total Return                                                                        [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratios/Supplemental Data:

Net assets, end of period                                                           [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets                                             [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of net investment income to average net assets                                [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets (before reimbursements)*                    [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Portfolio Turnover                                                                  [ ]                           [ ]
                                                                                    --                            --


*During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

UltraOTC ProFund

Financial Highlights
For a share of beneficial interest outstanding

                                                           Investor Class                                   Service Class

                                          For the year   For the year    For the year    For the year    For the year   For the year
                                          ended Dec.     ended Dec. 31,  ended Dec.      ended Dec.      ended Dec.      ended Dec.
                                          31, 2000       1999            31, 1998        31, 2000        31, 1999        31, 1998
                                          -------------- ------------------ --------------- --------------- --------------- --------

Net asset value, beginning of period*     [          ]      $29.82          $10.45  [            ]          $29.68          $10.45
                                          -------------     ------          ------  -------------           ------          ------
----------------------------------------- -------------- ---------- --------------- --------------- --------------- ---------------
Net investment income                     [          ]       (0.16)         0.20(a)  [            ]          (0.64)         0.10(a)
                                          -------------                             -------------
----------------------------------------- -------------- ---------- --------------- --------------- --------------- ---------------
Net realized and unrealized gain/(loss)   [          ]       69.68           19.17  [            ]           68.82           19.13
on investment transactions and futures    -------------      -----           -----  -------------            -----           -----
contracts
----------------------------------------- -------------- ---------- --------------- --------------- --------------- ---------------
Total income/(loss) from investment       [          ]        69.52           19.37  [            ]           68.18           19.23
operations                                -------------                             -------------
----------------------------------------- -------------- ---------- --------------- --------------- --------------- ---------------
Distribution to Shareholders from:

Net investment income                     [           ]    -----(b)        -----(b)  [            ]           -----        -----(b)
                                          -------------                             -------------
----------------------------------------- -------------- ---------- --------------- --------------- --------------- ---------------
Net realized gains on investment          [           ]      (0.46)              --  [            ]          (0.46)              --
transactions and futures contracts        -------------     ------                  -------------           ------
----------------------------------------- -------------- ---------- --------------- --------------- --------------- ---------------
Total distributions                       [           ]      (0.46)              --  [            ]          (0.46)              --
                                          -------------                             -------------
----------------------------------------- -------------- ---------- --------------- --------------- --------------- ---------------
Net asset value, end of period            [           ]      $98.88          $29.82  [            ]          $97.40          $29.68
                                          -------------     ======          ======  -------------           ======          ======
----------------------------------------- -------------- ---------- --------------- --------------- --------------- ---------------
Total Return                              [           ]     233.25%         185.34%  [            ]         229.73%         183.98%
                                          -------------                             -------------
----------------------------------------- -------------- ---------- --------------- --------------- --------------- ---------------
Ratios/Supplemental Data:

Net assets, end of period                 [           ]      $1,216,220,142  $239,017,203  [       ]    $134,837,724     $32,391,937
                                          -------------                                   -------------
----------------------------------------- -------------- ------------------ --------------- --------------- -----------------------
Ratio of expenses to average net assets   [           ]               1.31%     1.47%  [            ]      2.30%           2.38%
                                          -------------                                 -------------
----------------------------------------- -------------- ------------------ --------------- --------------- --------------- --------
Ratio of net investment income to         [           ]             (0.50)%    1.05%   [             ]     (1.49)%           0.07%
average net assets                        -------------                                 -------------
 ----------------------------------------- -------------- ------------------ --------------- --------------- --------------- -------
Ratio of expenses to average net assets   [           ]               1.33%    1.67%   [            ]       2.32%            2.61%
(before reimbursements)**                 -------------                                 -------------
----------------------------------------- -------------- ------------------ --------------- --------------- -------------- --------
Portfolio Turnover(c)                     [           ]                670%    156%    [            ]        670%            156%
                                          -------------                                 -------------

*Adjusted for 4:1 stock split that occurred on July 16, 1999.
**During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated. (a) Per share net investment income has been calculated using the daily average shares method.
(b) Distribution per share was less than $0.005.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

UltraEurope ProFund

Financial Highlights
For a share of beneficial interest outstanding

                                                         Investor Class                            Service Class

                                            For the year ended   For the period       For the year        For the period
                                            Dec. 31, 2000        from March 15,       ended Dec. 31,      from March 15,
                                                                 1999(a)  through     2000                1999(a)  through
                                                                 Dec. 31, 1999                            Dec. 31, 1999
                                            -------------------- -------------------- ------------------- --------------------

Net asset value, beginning of period             [            ]               $30.00      [            ]               $30.00
                                                 -------------                ------      -------------                ------
------------------------------------------- -------------------- -------------------- ------------------- --------------------
Net investment income                            [            ]                 0.19      [            ]                 0.03
                                                 -------------                            -------------
------------------------------------------- -------------------- -------------------- ------------------- --------------------
Net realized and unrealized gain/(loss)          [            ]                10.80      [            ]                10.69
on investment transactions and futures           -------------                 -----      -------------                 -----
contracts
------------------------------------------- -------------------- -------------------- ------------------- --------------------
Total income/(loss) from investment              [            ]                10.99      [            ]                10.72
operations                                       -------------                            -------------
------------------------------------------- -------------------- -------------------- ------------------- --------------------
Distribution to Shareholders from:

Net investment income                            [            ]                -----      [            ]                -----
                                                 -------------                            -------------
------------------------------------------- -------------------- -------------------- ------------------- --------------------
Total distributions                              [            ]                -----      [            ]                -----
                                                 -------------                            -------------
------------------------------------------- -------------------- -------------------- ------------------- --------------------
Net asset value, end of period                   [            ]               $40.99      [            ]               $40.72
                                                 -------------                ======      -------------                ======
------------------------------------------- -------------------- -------------------- ------------------- --------------------
Total Return                                     [            ]            36.63%(b)      [            ]            35.73%(b)
                                                 -------------                            -------------
------------------------------------------- -------------------- -------------------- ------------------- --------------------
Ratios/Supplemental Data:

Net assets, end of period                        [            ]           $5,560,299      [            ]          $18,960,052
                                                 -------------                            -------------
------------------------------------------- -------------------- -------------------- ------------------- --------------------
Ratio of expenses to average net assets          [            ]             1.53%(c)      [            ]             2.50%(c)
                                                 -------------                            -------------
------------------------------------------- -------------------- -------------------- ------------------- --------------------
Ratio of net investment income to average        [            ]             1.79%(c)      [            ]             0.46%(c)
net assets                                       -------------                            -------------
------------------------------------------- -------------------- -------------------- ------------------- --------------------
Ratio of expenses to average net assets          [            ]             2.53%(c)      [            ]             3.58%(c)
(before reimbursements)*                         -------------                            -------------
------------------------------------------- -------------------- -------------------- ------------------- --------------------
Portfolio Turnover(d)                            [            ]                 514%      [            ]                 514%
                                                 -------------                            -------------

*During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated. (a) Commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


UltraEurope ProFund

Financial Highlights
For a share of beneficial interest outstanding

                                                                               Investor Class                Service Class

                                                                        From the period from Feb.     From the period from Feb.
                                                                        1, 2000 to Dec. 31, 2000      1, 2000 to Dec. 31, 2000
                                                                        ----------------------------- -----------------------------

Net asset value, beginning of period                                                [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net investment income                                                               [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized and unrealized gain/(loss) on investment transactions                  [ ]                           [ ]
and futures contracts                                                               --                            --

----------------------------------------------------------------------- ----------------------------- -----------------------------
Total income/(loss) from investment operations                                      [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Distribution to Shareholders from:

Net investment income                                                               [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized gains on investment transactions and futures contracts                 [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total distributions                                                                 [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net asset value, end of period                                                      [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total Return                                                                        [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratios/Supplemental Data:

Net assets, end of period                                                           [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets                                             [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of net investment income to average net assets                                [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets (before reimbursements)*                    [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Portfolio Turnover                                                                  [ ]                           [ ]
                                                                                    --                            --

*During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

Bear ProFund

Financial Highlights
For a share of beneficial interest outstanding

                                                             Investor Class                                Service Class

                                               For the year   For the year   For the year   For the year    For the year   For the
                                               ended Dec.     ended Dec.     ended Dec.     ended Dec.      ended Dec.    year ended
                                               31, 2000       31, 1999       31, 1998       31, 2000        31, 1999       Dec. 31,
                                                                                                                           1998
                                               -------------- -------------- -------------- --------------- -------------- ---------

Net asset value, beginning of period           [          ]           $39.88         $50.00  [            ]     $39.76        $50.00
                                               -------------         ------         ------  -------------      ------        ------
---------------------------------------------- -------------- -------------- -------------- --------------- ---------- -------------
Net investment income                          [          ]          1.10(a)        1.47(a)  [            ]    0.63(a)       0.87(a)
                                               -------------                                -------------
---------------------------------------------- -------------- -------------- -------------- --------------- ---------- -------------
Net realized and unrealized (loss) on          [          ]             5.97        (11.22)  [            ]     (5.92)       (10.88)
investment transactions and futures contracts  -------------           ----        -------  -------------      ------       -------
---------------------------------------------- -------------- -------------- -------------- --------------- ---------- -------------
Total (loss) from investment operations        [          ]           (4.87)         (9.75)  [            ]     (5.29)       (10.01)
                                               -------------                                -------------
---------------------------------------------- -------------- -------------- -------------- --------------- ---------- -------------
Distribution to Shareholders from:

Net investment income                          [          ]           (4.83)         (0.37)  [            ]     (4.61)        (0.23)
                                               -------------                                -------------
---------------------------------------------- -------------- -------------- -------------- --------------- ---------- -------------
Net realized gains on investment               [          ]            -----      ------(b)  [            ]      -----      -----(b)
transactions and futures contracts                                               -------------          -----  ------     ----------
---------------------------------------------- -------------- -------------- -------------- --------------- ---------- -------------
Total distributions                            [          ]           (4.83)         (0.37)  [            ]     (4.61)        (0.23)
                                               -------------                                -------------
---------------------------------------------- -------------- -------------- -------------- --------------- ---------- -------------
Net asset value, end of period                 [          ]           $30.18         $39.88  [            ]     $29.86        $39.76
                                               -------------         ======         ======  -------------      ======        ======
---------------------------------------------- -------------- -------------- -------------- --------------- ---------- -------------
Total Return                                   [          ]         (12.32)%       (19.46)%  [            ]   (13.32)%      (20.04)%
                                               -------------                                -------------
---------------------------------------------- -------------- -------------- -------------- --------------- ---------- -------------
Ratios/Supplemental Data:

Net assets, end of period                      [           ]      $2,330,573     $4,166,787  [            ]  $1,095,326    $379,670
                                               -------------                                -------------
---------------------------------------------- -------------- -------------- -------------- --------------- -------------- ---------
Ratio of expenses to average net assets        [           ]           1.40%          1.54%  [            ]     2.23%         2.49%
                                               -------------                                -------------
---------------------------------------------- -------------- -------------- -------------- --------------- -------------- ---------
Ratio of net investment income to average      [                      2.86%          3.12%  [            ]      1.69%         1.90%
net assets                                     -------------                                -------------
---------------------------------------------- -------------- -------------- -------------- --------------- -------------- ---------
Ratio of expenses to average net assets        [           ]           1.68%          3.26%  [            ]     2.91%         4.09%
(before reimbursements)*                       -------------                                -------------
---------------------------------------------- -------------- -------------- -------------- --------------- -------------- ---------
Portfolio Turnover(c)                          [           ]           1215%          -----  [            ]          1215%
                                               -------------                                  -------------

*During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated. (a) Per share net investment income has been calculated using the daily average shares method. (b) Distribution per share was less than $0.005.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

UltraBear ProFund

Financial Highlights
For a share of beneficial interest outstanding

                                                              Investor Class                                Service Class

                                              For the year    For the year    For the year    For the       For the year   For the
                                              ended Dec.      ended Dec.      ended Dec.      year ended    ended Dec.    year ended
                                              31, 2000        31, 1999        31, 1998        Dec. 31,      31, 1999       Dec. 31,
                                                                                              2000                         1998
                                              --------------- --------------- --------------- ------------- -------------- ---------

Net asset value, beginning of period          [            ]          $31.88          $51.80  [          ]      $31.83        $51.75
                                              -------------           ------          ------  -------------    ------        ------

--------------------------------------------- --------------- --------------- --------------- ------------- ---------- -------------
Net investment income                         [            ]            0.84         1.16(a)  [          ]        0.54       0.75(a)
                                              -------------                                   -------------
--------------------------------------------- --------------- --------------- --------------- ------------- ---------- -------------
Net realized and unrealized gain/(loss) on    [            ]         (10.55)         (21.04)  [          ]     (10.45)       (20.67)
investment transactions and futures           -------------          -------         -------  -------------   -------       -------
contracts
--------------------------------------------- --------------- --------------- --------------- ------------- ---------- -------------
Total income/(loss) from investment           [            ]          (9.71)         (19.88)  [          ]     (9.91)       (19.92)
operations                                     -------------                                  -------------
--------------------------------------------- --------------- --------------- --------------- ------------- ---------- -------------
Distribution to Shareholders from:

Net investment income                         [            ]          (0.86)          (0.04)  [          ]      (0.41)        -----
                                              -------------           ------          ------  -------------    ------         -----
--------------------------------------------- --------------- --------------- --------------- ------------- ---------- -------------
Total distributions                           [            ]          (0.86)          (0.04)  [          ]      (0.41)         -----
                                              -------------                                   -------------
--------------------------------------------- --------------- --------------- --------------- ------------- ---------- -------------
Net asset value, end of period                [            ]          $21.31          $31.88  [          ]      $21.51        $31.83
                                              -------------           ======          ======  -------------    ======        ======
--------------------------------------------- --------------- --------------- --------------- ------------- ---------- -------------
Total Return                                  [            ]        (30.54)%        (38.34)%  [          ]    (31.20)%      (38.45)%
                                              -------------                                   -------------
--------------------------------------------- --------------- --------------- --------------- ------------- ---------- -------------
Ratios/Supplemental Data:

Net assets, end of period                     [            ]     $32,534,046     $27,939,876  [          ]   $4,289,259   $3,012,328
                                              -------------                                   -------------
--------------------------------------------- --------------- --------------- --------------- ------------- -------------- ---------
Ratio of expenses to average net assets       [            ]           1.41%           1.57%  [          ]       2.41%         2.45%
                                              -------------                                   -------------
--------------------------------------------- --------------- --------------- --------------- ------------- ---------- -------------
Ratio of net investment income to average     [            ]           2.20%           2.73%  [          ]       1.21%         1.74%
net assets                                     -------------                                  [------------
--------------------------------------------- --------------- --------------- --------------- ------------- ---------- -------------
Ratio of expenses to average net assets       [            ]           1.43%           1.78%  [          ]       2.42%         2.74%
(before reimbursements)*                       -------------                                   -------------
--------------------------------------------- --------------- --------------- --------------- ------------- ---------- -------------
Portfolio Turnover(b)                         [            ]           1137%           -----  [          ]       1137%
                                              -------------                                   -------------

*During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated. (a) Per share net investment income has been calculated using the daily average shares method. (b) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

UltraShort OTC ProFund

Financial Highlights
For a share of beneficial interest outstanding


                                                               Investor Class                               Service Class

                                               For the year    For the year    For the         For the      For the year  For the
                                               ended Dec.      ended Dec.      period from     year ended   ended Dec.   period from
                                               31, 2000        31, 1999        June 2,         Dec. 31,     31, 1999       June 2,
                                                                               1998(a)         2000                        1998(a)
                                                                               through                                     through
                                                                               Dec. 31, 1998                               Dec. 31,
                                                                                                                           1998
                                               --------------- --------------- --------------- ------------ -------------- ---------

Net asset value, beginning of period                [    ]       $243.60         $750.00         [    ]    $243.60          $750.00
                                                      --        -------         -------           --       -------          -------
---------------------------------------------- --------------- ------- --------------- ------------ -------------- -------------
Net investment income                               [    ]          1.82         3.90(d)         [    ]       1.11          1.50(d)
                                                      --                                          --
---------------------------------------------- --------------- ------- --------------- ------------ -------------- -------------
Net realized and unrealized (loss) on               [    ]      (197.61)        (510.30)          --       --------       --------
---------------------------------------------- --------------- ------- --------------- ------------ -------------- -------------
Total (loss) from investment operations             [    ]      (195.79)        (506.40)         [    ]    (196.34)       (506.40)
                                                      --                                           --
---------------------------------------------- --------------- ------- --------------- ------------ -------------- -------------
Distribution to Shareholders from:

Net investment income                               [    ]        (1.83)        -----(e)         [    ]      (0.89)         -----
                                                      --         ------         -----               --                      -----
---------------------------------------------- --------------- ------- --------------- ------------ -------------- -------------
Total distributions                                 [    ]        (1.83)           -----         [    ]      (0.89)         -----
                                                      --                                           --                        --
---------------------------------------------- --------------- ------- --------------- ------------ -------------- -------------
Net asset value, end of period                      [    ]        $45.98      $243.60(b)         [    ]      $46.37       $243.60
                                                      --         ======      ==========            --       ======        =======
---------------------------------------------- --------------- ------- --------------- ------------ -------------- -------------
Total Return                                        [    ]      (80.36)%     (67.48)%(b)         [    ]    (80.62)%      (67.50)%(b)
                                                      --                                           --                       --
---------------------------------------------- --------------- ------- --------------- ------------ -------------- -------------
Ratios/Supplemental Data:

Net assets, end of period                           [    ]     $38,254,638     $19,465,372       [    ]    $1,009,722     $855,392
                                                      --                                           --
---------------------------------------------- --------------- --------- --------------- ------------ -------------- -------------
Ratio of expenses to average net assets             [    ]        1.44%        1.83%(c)          [    ]      2.45%        2.92%(c)
                                                      --           --           --                 =
---------------------------------------------- --------------- --------- --------------- ------------ -------------- -------------
Ratio of net investment income to average           [    ]        2.18%        1.55%(c)          [    ]    1.21%          0.54%(c)
net assets                                            --          --            --
---------------------------------------------- --------------- --------- --------------- ------------ -------------- -------------
Ratio of expenses to average net assets             [    ]        1.45%        1.98%(c)          [    ]    2.46%          3.06%(c)
(before reimbursements)**                             --          --             --                =
---------------------------------------------- --------------- --------- --------------- ------------ -------------- -------------
Portfolio Turnover(f)                               [    ]        1185%          --             [     ]    1185%
                                                      --                                           --

*Adjusted for 15:1 reverse stock split that occurred on February 11, 2000. **During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated. (a) Commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Per share net investment income has been calculated using the daily average shares method.
(e) Distribution per share was less than $0.005.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Money Market ProFund

Financial Highlights
For a share of beneficial interest outstanding

                                                             Investor Class                                 Service Class

                                              For the year   For the year    For the year   For the year  For the year  For the year
                                              ended Dec.     ended Dec.      ended Dec.     ended Dec.      ended Dec.    ended Dec.
                                              31, 2000       31, 1999        31, 1998       31, 2000        31, 1999      31, 1998

--------------------------------------------- -------------- --------------- -------------- --------------- --------------- --------
Net asset value, beginning of period          [            ]           $1.00          $1.00  [            ]     $1.00         $1.00
                                              -------------           -----          -----  -------------      -----         -----
--------------------------------------------- -------------- --------------- -------------- --------------- --------- -------------
Net investment income                         [            ]           0.044       0.047(a)  [            ]     0.034      0.037(d)
                                              -------------           -----       --------  -------------      -----       -------
--------------------------------------------- -------------- --------------- -------------- --------------- --------- -------------
Total income from investment operations       [            ]           0.044          0.047  [            ]     0.034         0.037
                                              -------------                                 -------------
--------------------------------------------- -------------- --------------- -------------- --------------- --------- -------------
Distribution to Shareholders from:

Net investment income                         [            ]         (0.044)        (0.047)  [            ]   (0.034)       (0.037)
                                              -------------         -------        -------  -------------     ------
--------------------------------------------- -------------- --------------- -------------- --------------- --------- -------------
Total distributions                           [            ]         (0.044)        (0.047)  [            ]   (0.034)       (0.037)
                                              -------------                                 -------------
--------------------------------------------- -------------- --------------- -------------- --------------- --------- -------------
Net asset value, end of period                [            ]           $1.00          $1.00  [            ]     $1.00         $1.00
                                              -------------           =====          =====  -------------      =====         =====
--------------------------------------------- -------------- --------------- -------------- --------------- --------- -------------
Total Return                                  [            ]           4.48%          4.84%  [            ]     3.44%         3.81%
                                              -------------                                 -------------
--------------------------------------------- -------------- --------------- -------------- --------------- --------- -------------
Ratios/Supplemental Data:

Net assets, end of period                     [            ]    $198,555,252    $62,026,228  [            ] $107,944,066 $15,406,187
                                              -------------                                 -------------
--------------------------------------------- -------------- --------------- -------------- --------------- --------------- --------
Ratio of expenses to average net assets       [            ]           0.83%       0.85%(b)  [            ]     1.83%(b)    1.87%(b)
                                              -------------                                 -------------
--------------------------------------------- -------------- --------------- -------------- --------------- ------------- ----------
Ratio of net investment income to average     [            ]           4.46%          4.81%  [            ]      3.45%      3.43%
net assets                                    -------------                                 -------------
--------------------------------------------- -------------- --------------- -------------- --------------- - ----------- ----------
Ratio of expenses to average net assets       [            ]        0.83%(b)       1.18%(b)  [            ]     1.83%(b)    2.18%(b)
(before reimbursements)*                       -------------                                 -------------

*During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated. (a) Per share net investment income has been calculated using the daily average shares method.
(b) The Money Market ProFund expense ratio includes the expense allocation of the Portfolio. Distribution per share was less than $0.005.

Biotechnology UltraSector ProFund

Financial Highlights
For a share of beneficial interest outstanding

                                                                               Investor Class                Service Class

                                                                        From the period from June     From the period from June
                                                                        21, 2000 to Dec. 31, 2000     21, 2000 to Dec. 31, 2000
                                                                        ----------------------------- -----------------------------

Net asset value, beginning of period                                                [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net investment income                                                               [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized and unrealized gain/(loss) on investment transactions                  [ ]                           [ ]
and futures contracts                                                                --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total income/(loss) from investment operations                                      [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Distribution to Shareholders from:

Net investment income                                                               [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized gains on investment transactions and futures contracts                 [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total distributions                                                                 [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net asset value, end of period                                                      [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total Return                                                                        [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratios/Supplemental Data:

Net assets, end of period                                                           [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets                                             [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of net investment income to average net assets                                [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets (before reimbursements)*                    [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Portfolio Turnover                                                                  [ ]                           [ ]
                                                                                    --                            --

*During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

Energy UltraSector ProFund

Financial Highlights
For a share of beneficial interest outstanding

                                                                               Investor Class                Service Class

                                                                        From the period from June     From the period from June
                                                                        21, 2000 to Dec. 31, 2000     21, 2000 to Dec. 31, 2000
                                                                        ----------------------------- -----------------------------

Net asset value, beginning of period                                                [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net investment income                                                               [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized and unrealized gain/(loss) on investment transactions                  [ ]                           [ ]
and futures contracts                                                               --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total income/(loss) from investment operations                                      [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Distribution to Shareholders from:

Net investment income                                                               [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized gains on investment transactions and futures contracts                 [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total distributions                                                                 [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net asset value, end of period                                                      [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total Return                                                                        [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratios/Supplemental Data:

Net assets, end of period                                                           [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets                                             [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of net investment income to average net assets                                [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets (before reimbursements)*                    [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Portfolio Turnover                                                                  [ ]                           [ ]
                                                                                    --                            --


*During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

Financial UltraSector ProFund

Financial Highlights
For a share of beneficial interest outstanding

                                                                               Investor Class                Service Class

                                                                        From the period from June     From the period from June
                                                                        21, 2000 to Dec. 31, 2000     21, 2000 to Dec. 31, 2000
                                                                        ----------------------------- -----------------------------

Net asset value, beginning of period                                                [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net investment income                                                               [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized and unrealized gain/(loss) on investment transactions                  [ ]                           [ ]
and futures contracts                                                               --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total income/(loss) from investment operations                                      [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Distribution to Shareholders from:

Net investment income                                                               [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized gains on investment transactions and futures contracts                 [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total distributions                                                                 [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net asset value, end of period                                                      [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total Return                                                                        [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratios/Supplemental Data:

Net assets, end of period                                                           [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets                                             [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of net investment income to average net assets                                [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets (before reimbursements)*                    [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Portfolio Turnover                                                                  [ ]                           [ ]
                                                                                    --                            --


*During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

Healthcare UltraSector ProFund

Financial Highlights
For a share of beneficial interest outstanding

                                                                               Investor Class                Service Class

                                                                        From the period from June     From the period from June
                                                                        21, 2000 to Dec. 31, 2000     21, 2000 to Dec. 31, 2000
                                                                        ----------------------------- -----------------------------

Net asset value, beginning of period                                                [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net investment income                                                               [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized and unrealized gain/(loss) on investment transactions                  [ ]                           [ ]
and futures contracts                                                               --
----------------------------------------------------------------------  ----------------------------- -----------------------------
Total income/(loss) from investment operations                                      [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Distribution to Shareholders from:

Net investment income                                                               [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized gains on investment transactions and futures contracts                 [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total distributions                                                                 [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net asset value, end of period                                                      [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total Return                                                                        [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratios/Supplemental Data:

Net assets, end of period                                                           [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets                                             [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of net investment income to average net assets                                [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets (before reimbursements)*                    [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Portfolio Turnover                                                                  [ ]                           [ ]
                                                                                    --                            --


*During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

Internet UltraSector ProFund

Financial Highlights
For a share of beneficial interest outstanding

                                                                             Investor Class                Service Class

                                                                        From the period from June     From the period from June
                                                                        21, 2000 to Dec. 31, 2000     21, 2000 to Dec. 31, 2000
                                                                        ----------------------------- -----------------------------

Net asset value, beginning of period                                                [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net investment income                                                               [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized and unrealized gain/(loss) on investment transactions                  [ ]                           [ ]
and futures contracts                                                               --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total income/(loss) from investment operations                                      [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Distribution to Shareholders from:

Net investment income                                                               [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized gains on investment transactions and futures contracts                 [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total distributions                                                                 [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net asset value, end of period                                                      [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total Return                                                                        [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratios/Supplemental Data:

Net assets, end of period                                                           [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets                                             [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of net investment income to average net assets                                [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets (before reimbursements)*                    [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Portfolio Turnover                                                                  [ ]                           [ ]
                                                                                    --                            --


*During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

Real Estate UltraSector ProFund

Financial Highlights
For a share of beneficial interest outstanding

                                                                               Investor Class                Service Class

                                                                        From the period from June     From the period from June
                                                                        21, 2000 to Dec. 31, 2000     21, 2000 to Dec. 31, 2000
                                                                        ----------------------------- -----------------------------

Net asset value, beginning of period                                                [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net investment income                                                               [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized and unrealized gain/(loss) on investment transactions                  [ ]                           [ ]
and futures contracts                                                                --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total income/(loss) from investment operations                                      [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Distribution to Shareholders from:

Net investment income                                                               [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized gains on investment transactions and futures contracts                 [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total distributions                                                                 [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net asset value, end of period                                                      [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total Return                                                                        [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratios/Supplemental Data:

Net assets, end of period                                                           [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets                                             [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of net investment income to average net assets                                [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets (before reimbursements)*                    [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Portfolio Turnover                                                                  [ ]                           [ ]
                                                                                    --                            --


*During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

Semiconductor UltraSector ProFund

Financial Highlights
For a share of beneficial interest outstanding

                                                                               Investor Class                Service Class

                                                                        From the period from June     From the period from June
                                                                        21, 2000 to Dec. 31, 2000     21, 2000 to Dec. 31, 2000
                                                                        ----------------------------- -----------------------------

Net asset value, beginning of period                                                [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net investment income                                                               [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized and unrealized gain/(loss) on investment transactions                  [ ]                           [ ]
and futures contracts                                                               --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total income/(loss) from investment operations                                      [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Distribution to Shareholders from:

Net investment income                                                               [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized gains on investment transactions and futures contracts                 [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total distributions                                                                 [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net asset value, end of period                                                      [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total Return                                                                        [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratios/Supplemental Data:

Net assets, end of period                                                           [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets                                             [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of net investment income to average net assets                                [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets (before reimbursements)*                    [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Portfolio Turnover                                                                  [ ]                           [ ]
                                                                                    --                            --


*During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

Technology UltraSector ProFund

Financial Highlights
For a share of beneficial interest outstanding

                                                                               Investor Class                Service Class

                                                                        From the period from June     From the period from June
                                                                        21, 2000 to Dec. 31, 2000     21, 2000 to Dec. 31, 2000
                                                                        ----------------------------- -----------------------------

Net asset value, beginning of period                                                [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net investment income                                                               [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized and unrealized gain/(loss) on investment transactions                  [ ]                           [ ]
and futures contracts                                                               --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total income/(loss) from investment operations                                      [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Distribution to Shareholders from:

Net investment income                                                               [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized gains on investment transactions and futures contracts                 [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total distributions                                                                 [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net asset value, end of period                                                      [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total Return                                                                        [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratios/Supplemental Data:

Net assets, end of period                                                           [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets                                             [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of net investment income to average net assets                                [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets (before reimbursements)*                    [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Portfolio Turnover                                                                  [ ]                           [ ]
                                                                                    --                            --


*During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

Telecommunications UltraSector ProFund

Financial Highlights
For a share of beneficial interest outstanding

                                                                               Investor Class                Service Class

                                                                        From the period from June     From the period from June
                                                                        21, 2000 to Dec. 31, 2000     21, 2000 to Dec. 31, 2000
                                                                        ----------------------------- -----------------------------

Net asset value, beginning of period                                                [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net investment income                                                               [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized and unrealized gain/(loss) on investment transactions                  [ ]                           [ ]
and futures contracts                                                               --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total income/(loss) from investment operations                                      [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Distribution to Shareholders from:

Net investment income                                                               [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized gains on investment transactions and futures contracts                 [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total distributions                                                                 [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net asset value, end of period                                                      [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total Return                                                                        [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratios/Supplemental Data:

Net assets, end of period                                                           [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets                                             [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of net investment income to average net assets                                [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets (before reimbursements)*                    [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Portfolio Turnover                                                                  [ ]                           [ ]
                                                                                    --                            --


*During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

Wireless Communications UltraSector ProFund

Financial Highlights
For a share of beneficial interest outstanding

                                                                       Investor Class                Service Class

                                                                        From the period from June     From the period from June
                                                                        21, 2000 to Dec. 31, 2000     21, 2000 to Dec. 31, 2000
                                                                        ----------------------------- -----------------------------

Net asset value, beginning of period                                                [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net investment income                                                               [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized and unrealized gain/(loss) on investment transactions                  [ ]                           [ ]
and futures contracts                                                               --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total income/(loss) from investment operations                                      [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Distribution to Shareholders from:

Net investment income                                                               [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net realized gains on investment transactions and futures contracts                 [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total distributions                                                                 [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Net asset value, end of period                                                      [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Total Return                                                                        [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratios/Supplemental Data:

Net assets, end of period                                                           [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets                                             [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of net investment income to average net assets                                [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Ratio of expenses to average net assets (before reimbursements)*                    [ ]                           [ ]
                                                                                    --                            --
----------------------------------------------------------------------- ----------------------------- -----------------------------
Portfolio Turnover                                                                  [ ]                           [ ]
                                                                                    --                            --


*During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

                                       [This page intentionally left blank]

Additional Information about ProFunds' investments is available in ProFunds' annual and semi-annual reports to shareholders. In ProFunds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year.

You can find more detailed information about ProFunds in its current Statement of Additional Information, dated May 1, 2001, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this prospectus. To receive your free copy of a Statement of Additional Information, or the annual or semi-annual reports, or if you have questions about investing in ProFunds, write us at:

ProFunds
P.O. Box 182800
Columbus, OH 43218-2800 or call our toll-free numbers:
(888)  PRO-FNDS  (888)  776-3637 For Investors  (888)  PRO-5717  (888)  776-5717
Financial Professionals Only or visit our website www.profunds.com

You can find other information about ProFunds on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the ProFunds, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at (800) SEC-0330.

ProFunds Executive Offices
Bethesda, MD

Innovations in Indexing
811-08239
PROBK

                                    PROFUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                        7900 WISCONSIN AVENUE, SUITE 300
                            BETHESDA, MARYLAND 20814

                       (888) 776-3637 RETAIL SHAREHOLDERS
                  (888) 776-5717 (FINANCIAL PROFESSIONALS ONLY)


     This statement of additional information describes the Bull ProFund, OTC ProFund, UltraBull ProFund, UltraOTC ProFund, UltraEurope ProFund, UltraSmall-Cap ProFund, UltraMid-Cap ProFund, UltraJapan ProFund, Bear ProFund, UltraBear ProFund, UltraShort OTC ProFund, Money Market ProFund, and 21 "UltraSector ProFunds," which include: the Airline UltraSector ProFund, the
Banking UltraSector ProFund, the Basic Materials UltraSector ProFund, the Biotechnology UltraSector ProFund, the Consumer Cyclical UltraSector ProFund, the Consumer Non-Cyclical UltraSector ProFund, the Energy UltraSector ProFund, the Entertainment and Leisure UltraSector ProFund, the Financial UltraSector ProFund, the Healthcare UltraSector ProFund, the Industrial UltraSector ProFund, the Internet UltraSector ProFund, the Oilfield Equipment and Services UltraSector ProFund, the Pharmaceuticals UltraSector ProFund, the Precious Metals UltraSector ProFund, the Real Estate UltraSector ProFund, the
Semiconductor UltraSector ProFund, the Technology UltraSector ProFund, the Telecommunications UltraSector ProFund, the Utilities UltraSector ProFund, and the Wireless Communications UltraSector ProFund (each, a "ProFund", and collectively,  the  "ProFunds").  Each  ProFund  offers  two  classes of shares:
Service Shares and Investor Shares. The ProFunds may be used by professional money managers and investors as part of an asset-allocation or market-timing investment strategy or to create specified investment exposure to a particular segment of the securities market or to hedge an existing investment portfolio. Sales are made without any sales charge at net asset value. Each non-money-market ProFund seeks investment results that correspond each day to a specified benchmark. The ProFunds may be used independently or in combination with each other as part of an overall investment strategy. Additional ProFunds may be created from time to time.

     The Money Market ProFund seeks a high level of current income consistent with liquidity and the preservation of capital through investment in high quality money market instruments. Unlike other mutual funds, the Money Market ProFund currently seeks to achieve its investment objective by investing all of its investable assets in the Cash Management Portfolio (the "Portfolio"), a separate investment company with an identical investment objective. The performance of the Money Market ProFund will correspond directly to the investment performance of the Portfolio.

     The ProFunds involve special risks, some not traditionally associated with mutual funds. Investors should carefully review and evaluate these risks in considering an investment in the ProFunds to determine whether an investment in a particular ProFund is appropriate. None of the ProFunds alone constitutes a balanced investment plan. Each non-money market ProFund is not intended for investors whose principal objective is current income or preservation of capital. Because of the inherent risks in any investment, there can be no assurance that the ProFunds' investment objectives will be achieved.

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with ProFunds' Prospectus, dated May 1, 2001, which incorporates this Statement of Additional Information by reference. The financial statements and related report of the independent accountants included in the ProFunds' annual report for the fiscal year ended December 31, 2000, are incorporated by reference into this Statement of Additional Information. A copy of the Prospectus or Annual Report is available, without charge, upon request to the address above or by telephoning at the telephone numbers above.

     The date of this Statement of Additional Information is May 1, 2001.

                    TABLE OF CONTENTS



ProFunds..............................................................
Investment Policies and Techniques....................................
Investment Restrictions...............................................
Portfolio Transactions and Brokerage..................................
Management of Profunds................................................
Costs and Expenses....................................................
Capitalization........................................................
Taxation..............................................................
Performance Information...............................................
Financial Statements..................................................
Appendix..............................................................
Description of Securities Ratings.....................................

                                    PROFUNDS


     ProFunds (the "Trust") is an open-end management investment company, and is currently comprised of multiple separate series. Thirty-three series are discussed herein and other series may be added in the future. The ProFunds may be used independently or in combination with each other as part of an overall investment strategy. Shares of any ProFund may be exchanged, without any charge, for shares of the same class of any other ProFund on the basis of the respective net asset values of the shares involved; provided, that, in connection with exchanges for shares of the ProFund, certain minimum investment levels are maintained (see "Shareholders Services -- Exchanges " in the Prospectus).

GENERAL

     Reference is made to the Prospectus for a discussion of the investment objectives and policies of the ProFunds. In addition, set forth below is further information relating to the ProFunds. The discussion below supplements and should be read in conjunction with the Prospectus. Portfolio management is provided to the non-money market ProFunds by ProFund Advisors LLC, a Maryland limited liability company with offices at 7900 Wisconsin Avenue, NW, Bethesda, Maryland (the "Advisor"). The Money Market ProFund currently invests all of its investable assets in the Money Market Portfolio (the "Portfolio"), which has as its investment adviser Bankers Trust Company ("Bankers Trust"), 130 Liberty St. (One Bankers Trust Plaza), New York, New York 10006.

     The investment restrictions of the ProFunds specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that ProFund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objectives and all other investment policies of the ProFunds not specified as fundamental (including the benchmarks of the ProFunds) may be changed by the Trustees of the ProFunds without the approval of shareholders.

     It is the policy of the non-money market ProFunds to pursue their investment objectives of correlating with their benchmarks regardless of market conditions, to remain nearly fully invested and not to take defensive positions.

     The investment strategies of the ProFunds discussed below, and as discussed in the Prospectus, may be used by a ProFund if, in the opinion of the Advisor, these strategies will be advantageous to the ProFund. A ProFund is free to reduce or eliminate its activity in any of these areas without changing the ProFund's fundamental policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a ProFund will result in the achievement of the ProFund's objectives.

                       INVESTMENT POLICIES AND TECHNIQUES

     The Money Market ProFund seeks a high level of current income consistent with liquidity and the preservation of capital through investment in high quality money market instruments by investing its assets in the Portfolio. At a meeting held on April [ ], 2001, shareholders of the Money Market ProFund approved an investment advisory agreement under which the Advisor may serve as investment advisor to the Money Market ProFund. Under the agreement, the ProFund Advisor is authorized to manage the assets of the Money Market ProFund directly, at which point the Money Market ProFund would no longer operate as a feeder fund investing its assets in the Portfolio. However, the Money Market ProFund's investment objective would not change, and the Advisor anticipates investing the Money Market ProFund's assets in the same types of high-quality, short-term, dollar-denominated money market securities in which the Portfolio may invest. In addition, it is anticipated that the Money Market ProFund generally would be subject to the same types of risks to which it currently is subject as a feeder fund investing its assets in the Portfolio. It is not anticipated that the Money Market ProFund's total operating expenses would exceed its current operating expenses as a feeder fund investing in the Portfolio.

     A non-money market ProFund may consider changing its benchmark if, for example, the current benchmark becomes unavailable; the Board of Trustees believes that the current benchmark no longer serves the investment needs of a majority of shareholders or another benchmark better serves their needs; or the financial or economic environment makes it difficult for its investment results to correspond sufficiently to its current benchmark. If believed appropriate, a ProFund may specify a benchmark for itself that is "leveraged" or proprietary. Of course, there can be no assurance that a ProFund will achieve its objective.

      Fundamental securities analysis is not generally used by the Advisor in seeking to correlate with the ProFunds' respective benchmarks. Rather, the Advisor primarily uses statistical and quantitative analysis to determine the investments a non-money market ProFund makes and techniques it employs. While the Advisor attempts to minimize any "tracking error" (that statistical measure of the difference between the investment results of a ProFund and the performance of its benchmark), certain factors will tend to cause a ProFund's investment results to vary from a perfect correlation to its benchmark. The ProFunds, however, do not expect that their total returns will vary adversely from their respective current benchmarks by more than ten percent over the course of a year. See "Special Considerations."

      Additional information concerning the characteristics of the investments of the ProFunds is set forth below.

EQUITY SECURITIES

      The ProFunds (other than the Money Market ProFund) may invest in equity securities. The market price of securities owned by a ProFund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services. Equity securities generally have greater price volatility than fixed income securities, and the ProFunds are particularly sensitive to these market risks.

FOREIGN INVESTMENT RISK

     Each non-money market ProFund may invest in securities of foreign issuers, and the Pharmaceuticals UltraSector ProFund and the Precious Metals UltraSector ProFund may invest in securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). Investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, and foreign securities often trade with less frequency and volume than domestic securities and are usually not subject to the same degree of regulation as U.S. issuers. Special U.S. tax considerations may apply to a ProFund's investment in foreign securities.

     Each non-money market ProFund also may invest in New York shares (or "direct shares"). New York shares are foreign stocks traded on U.S. exchanges without being coverted into ADRs. These foreign stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that don't restrict the trading of their stocks on other nations' exchanges.

CURRENCY RISK

     The non-money market ProFunds (in particular the Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, UltraEurope ProFund, and UltraJapan ProFund) may invest in securities that trade in, or receive revenues in, foreign currencies. To the extent that a ProFund does so, that ProFund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. ProFund assets which are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss.

REAL ESTATE INVESTMENT TRUSTS

      The Real Estate UltraSector ProFund may invest in real estate investment trusts ("REITS"). Equity REITS invest primarily in real property while mortgage REITS make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trust, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exempt status under the 1940 Act.

FUTURES CONTRACTS AND RELATED OPTIONS

     The ProFunds (other than the Money Market ProFund) may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulation requirements. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

     When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

     Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the ProFund's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The ProFunds may engage in related closing transactions with respect to options on futures contracts. The ProFunds will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission ("CFTC").

     When a ProFund purchases or sells a stock index futures contract, or sells an option thereon, the ProFund "covers" its position. To cover its position, a ProFund may enter into an offsetting position or maintain with its custodian bank (and mark-to-market on a daily basis) a segregated account consisting of liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position.

     The non-money market ProFunds may purchase and sell futures contracts and options thereon only to the extent that such activities would be consistent with the requirements of Section 4.5 of the regulations under the Commodity Exchange Act promulgated by the Commodity Futures Trading Commission (the "CFTC Regulations"), under which each of these ProFunds would be excluded from the definition of a "commodity pool operator." Under Section 4.5 of the CFTC Regulations, a ProFund may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the ProFund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (i.e., the amount by which the exercise price of the put option exceeds the current market value of the underlying security or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

     The ProFunds will cover their positions when they write a futures contract or option on a futures contract. A ProFund may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the ProFund will maintain in a segregated account cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. A ProFund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.

     A ProFund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the ProFund will maintain in a segregated account liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A ProFund may also cover its sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option. A ProFund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the ProFund will maintain in a segregated account cash or high-grade liquid debt securities equal in value to the difference between the strike price of the put and the price of the future. A ProFund may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

     Although the ProFunds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

INDEX OPTIONS

     The ProFunds (other than the Money Market ProFund) may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. See "Taxation" herein.

     A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

     Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a ProFund will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. Whether a ProFund will realize a profit or loss by the use of options on stock indexes will depend on movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. A ProFund will not enter into an option position that exposes the ProFund to an obligation to another party, unless the ProFund either (i) owns an offsetting position in securities or other options and/or (ii) maintains with the ProFund's custodian bank liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

     The non-money market ProFunds may engage in transactions in stock index options listed on national securities exchanges or traded in the OTC market as an investment vehicle for the purpose of realizing the ProFund's investment objective. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

     Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index, or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board Options Exchange (the "CBOE"), the AMEX, and other exchanges ("Exchanges"). Purchased OTC options and the cover for written OTC options will be subject to the respective ProFund's 15% limitation on investment in illiquid securities. See "Illiquid Securities."

     Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written
(sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a ProFund may buy or sell; however, the Advisor intends to comply with all limitations.

OPTIONS ON SECURITIES

     The non-money market ProFunds may buy and write (sell) options on securities for the purpose of realizing their respective ProFund's investment objective. By buying a call option, a ProFund has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a ProFund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a ProFund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a ProFund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a ProFund may cover its position by owning the underlying security on which the option is written. Alternatively, the ProFund may cover its position by owning a call option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the ProFund or, if higher, by owning such call option and depositing and maintaining in a segregated account cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a ProFund may cover its position by depositing and maintaining in a segregated account cash or liquid instruments equal in value to the exercise price of the call option written by the ProFund. When a ProFund writes a put option, the ProFund will have and maintain on deposit with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a ProFund to write call options on stocks held by the ProFund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

     If a ProFund that writes an option wishes to terminate the ProFund's obligation, the ProFund may effect a "closing purchase transaction." The ProFund accomplishes this by buying an option of the same series as the option previously written by the ProFund. The effect of the purchase is that the writer's position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a ProFund which is the holder of an option may liquidate its position by effecting a "closing sale transaction." The ProFund accomplishes this by selling an option of the same series as the option previously purchased by the ProFund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A ProFund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the ProFund if the premium, plus commission costs, paid by the ProFund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the ProFund on the sale of the call or the put option. The ProFund also will realize a gain if a call or put option which the ProFund has written lapses unexercised, because the ProFund would retain the premium.

     Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a ProFund. If an options market were to become unavailable, the ProFund would be unable to realize its profits or limit its losses until the ProFund could exercise options it holds, and the ProFund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

SHORT SALES

     The Bear ProFund, the UltraBear ProFund and the UltraShort OTC ProFund may engage in short sales transactions under which the ProFund sells a security it does not own. To complete such a transaction, the ProFund must borrow the security to make delivery to the buyer. The ProFund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the ProFund. Until the security is replaced, the ProFund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the ProFund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

     Until the ProFund closes its short position or replaces the borrowed security, the ProFund will cover its position with an offsetting position or maintain a segregated account containing cash or liquid instruments at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short.

SWAP AGREEMENTS

     The ProFunds (other than the Money Market ProFund) may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     Most swap agreements entered into by the ProFunds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a ProFund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

     A ProFund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a ProFund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the ProFunds' illiquid investment limitations. A Portfolio will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

     Each non-money market ProFund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund on the notional amount.

     Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the ProFund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a ProFund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the ProFunds and their Advisor believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a ProFund's borrowing restrictions.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the ProFunds' transactions in swap agreements.

     The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

DEPOSITORY RECEIPTS

     Each non-money market ProFund may invest in American Depository Receipts ("ADRs"). For many foreign securities, U.S. Dollar denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the ProFunds can avoid currency risks during the settlement period for either purchase or sales.

     In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

     The non-money market ProFunds may invest in both sponsored and unsponsored ADRs. Unsponsored ADRs programs are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for sponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

     A ProFund may also invest in Global Depository Receipts. Global Depository Receipts are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, Global Depository Receipts allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

U.S. GOVERNMENT SECURITIES

     Each non-money market ProFund and the Portfolio also may invest in U.S. government securities in pursuit of their investment objectives, as "cover" for the investment techniques these ProFunds employ, or for liquidity purposes.

     Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a ProFund's portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a ProFund's portfolio investments in these securities.

     U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

REPURCHASE AGREEMENTS

     Each of the ProFunds may enter into repurchase agreements with financial institutions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor and, in the case of the Money Market ProFund, Bankers Trust. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other liquid assets held by the ProFund, amounts to more than 15% (10% with respect to the Money Market ProFund) of the ProFund's total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor and, in the case of the Money Market ProFund, Bankers Trust, liquidity, investment, regulatory, or other considerations so warrant.

CASH RESERVES

     To seek its investment objective as a cash reserve, for liquidity purposes, or as "cover" for positions it has taken, each ProFund may temporarily invest all or part of the ProFund's assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

REVERSE REPURCHASE AGREEMENTS

     The non-money market ProFunds and the Portfolio may use reverse repurchase agreements as part of that ProFund's investment strategy. Reverse repurchase agreements involve sales by a ProFund/Portfolio of portfolio assets concurrently with an agreement by the ProFund/Portfolio to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFund/Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFund/Portfolio will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFund/Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFund/Portfolio intends to use the reverse repurchase technique only when it will be to the ProFund/Portfolio's advantage to do so and the Money Market ProFund will not invest more than 5% of its total assets in reverse repurchase agreements. The ProFund/Portfolios will establish a segregated account with their custodian bank in which the ProFund/Portfolio will maintain cash or liquid instruments equal in value to the ProFund/Portfolio's obligations in respect of reverse repurchase agreements.

BORROWING

     The ProFunds (other than the Portfolio, except to the degree the Portfolio may borrow for temporary or emergency purposes) may borrow money for cash management purposes or investment purposes. Each of the non-money market ProFunds may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a ProFund "covers" its repurchase obligations as described above in "Reverse Repurchase Agreements," such agreement will not be considered to be a "senior security" and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the ProFunds. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a ProFund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the ProFund will increase more when the ProFund's portfolio assets increase in value and decrease more when the ProFund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a ProFund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

     As required by the 1940 Act, a ProFund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the ProFund's assets should fail to meet this 300% coverage test, the ProFund, within three days (not including Sundays and holidays), will reduce the amount of the ProFund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so. In addition to the foregoing, the ProFunds are authorized to borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the ProFund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The ProFunds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

LENDING OF PORTFOLIO SECURITIES

     Subject to the investment restrictions set forth below, each of the ProFunds and the Portfolio may lend its portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the ProFund/Portfolio and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending ProFund/Portfolio any income accruing thereon, and the ProFund/Portfolio may invest the cash collateral in portfolio securities, thereby earning additional income. A ProFund/Portfolio will not lend more than 33 1/3 of the value of the ProFund's total assets, except that the Portfolio will not lend more than 20% of the value of its total assets. Loans would be subject to termination by the lending ProFund/Portfolio on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending ProFund/Portfolio and that ProFund's/Portfolio's shareholders. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A lending ProFund/Portfolio may pay reasonable finders, borrowers, administrative, and custodial Trustees in connection with a loan. With respect to the Portfolio, cash collateral may be invested in a money market fund managed by Bankers Trust (or its affiliate) and Bankers Trust may serve as the Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

     Each non-money market ProFund (and to the extent allowable by its investment policies, the Money Market ProFund), from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund's net asset value. Each non-money market ProFund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the ProFund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.

     The Portfolio will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When issued securities purchased by the Portfolio may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event. Upon purchasing a security on a when-issued or delayed-delivery basis, the Portfolio will identify, as part of a segregated account, cash or liquid securities in an amount at least equal to the when-issued or delayed-delivery commitment.

     The Trust will also establish a segregated account with the Trust's custodian bank in which the ProFunds will maintain liquid instruments equal to or greater in value than the ProFund's purchase commitments for such when-issued or delayed-delivery securities, or the Trust does not believe that a ProFund's net asset value or income will be adversely affected by the ProFund's purchase of securities on a when-issued or delayed delivery basis.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

     The ProFunds and the Portfolio may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. If a ProFund/Portfolio invests in, and, thus, is a shareholder of, another investment company, the ProFund's/Portfolio's shareholders will indirectly bear the ProFund's/Portfolio's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund to the ProFund's own investment adviser and the other expenses that the ProFund/Portfolio bears directly in connection with the ProFund's/Portfolio's own operations. The Portfolio may invest its assets in other money market funds with comparable investment objectives. In general, the Portfolio may not (1) purchase more than 3% of any other money market fund's voting stock; (2) invest more than 5% of its assets in any single money market fund; and (3) invest more than 10% of its assets in other money market funds unless permitted to exceed these limitations by an exemptive order of the SEC.

ILLIQUID SECURITIES

     While none of the ProFunds anticipates doing so, each of the ProFunds and the Portfolio may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be sold to qualified institutional buyers under Rule 144A of the 1933 Act. A ProFund will not invest more than 15% (10% with respect to the Portfolio) of the ProFund's/Portfolio's net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the ProFund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The ProFund/Portfolio may not be able to sell illiquid securities when the Advisor or Bankers Trust considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the
unavailability   of  reliable  market   quotations  for  such  securities,   and
investments in illiquid securities may have an adverse impact on net asset value.

     At the time of investment, the Portfolio's aggregate holdings of repurchase agreements having remaining maturities of more than seven calendar days (or which may not be terminated within seven calendar days upon notice by the Portfolio), time deposits having remaining maturities of more than seven calendar days, illiquid securities, restricted securities and securities lacking readily available market quotations will not exceed 10% of the Portfolio's net assets. If changes in the liquidity of certain securities cause the Portfolio to exceed such 10% limit, the Portfolio will take steps to bring the aggregate amount of its illiquid securities back below 10% of its net assets as soon as practicable, unless such action would not be in the best interest of the Portfolio.

     Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and otherwise meet selection criteria, a ProFund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. Trustees of ProFunds have delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a ProFund to the Advisor or, in the case of the Portfolio, to Bankers Trust. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the ProFund's liquidity.

PORTFOLIO QUALITY AND MATURITY
(MONEY MARKET PROFUND AND THE PORTFOLIO)

     The Portfolio will maintain a dollar-weighted average maturity of 90 days or less. All securities in which the Portfolio invests will have or be deemed to have remaining maturities of 397 days or less on the date of their purchase, will be denominated in U.S. dollars and will have been granted the required ratings established herein by two nationally recognized statistical rating organizations ("NRSRO") (or one such NRSRO if that NRSRO is the only such NRSRO which rates the security), or if unrated, are believed by Bankers Trust, under the supervision of the Portfolio's Board of Trustees, to be of comparable quality. Currently, there are five rating agencies which have been designated by the Commission as an NRSRO. These organizations and their highest short-term rating category (which may also be modified by a "+") are: Duff and Phelps Credit Rating Co., D-1; Fitch IBCA, Inc., F1; Moody's Investors Service Inc. ("Moody's"), Prime-1; Standard & Poor's, A-1; and Thomson BankWatch, Inc., T-1. A description of such ratings is provided in the Appendix. Bankers Trust, acting under the supervision of and procedures adopted by the Board of Trustees of each Portfolio, will also determine that all securities purchased by the Portfolio present minimal credit risks.

OBLIGATIONS OF BANKS AND OTHER FINANCIAL
INSTITUTIONS (MONEY MARKET PROFUND AND THE PORTFOLIO)

     The Portfolio may invest in U.S. dollar-denominated fixed rate or variable rate obligations of U.S. or foreign institutions, including banks which are rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such obligations) or, if not so rated, are believed by Bankers Trust, acting under the supervision of the Board of Trustees of the Portfolio, to be of comparable quality. Bank obligations in which the Portfolio invests include certificates of deposit, bankers' acceptances, time deposits, commercial paper, and other U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign institutions including banks. For purposes of the Portfolio's investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If Bankers Trust, acting under the supervision of the Portfolio's Board of Trustees, deems the instruments to present minimal credit risk, the Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks which include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan and Canada. Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include, without limitation, future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, and difficulty or inability of pursuing legal remedies and obtaining judgment in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to branches of U.S. banks. Under normal market conditions, the Portfolio will invest more than 25% of its assets in the foreign and domestic bank obligations described above. The Portfolio's concentration of its investments in bank obligations will cause the Portfolio to be subject to the risks peculiar to the domestic and foreign banking industries to a greater extent than if its investments were not so concentrated. A description of the ratings set forth above is provided in the Appendix.

COMMERCIAL PAPER, OTHER DEBT OBLIGATIONS AND CREDIT
ENHANCEMENT (MONEY MARKET PROFUND AND THE PORTFOLIO)

     COMMERCIAL PAPER. The Portfolio may invest in fixed rate or variable rate commercial paper, including variable rate master demand notes, issued by U.S. or foreign entities. Commercial paper when purchased by the Portfolio must be rated the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates the obligation) or if not rated, must be believed by Bankers Trust, acting under the supervision of the Board of Trustees of the Portfolio, to be of comparable quality. Any commercial paper issued by a foreign entity and purchased by the Portfolio must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches of U.S. banks.

     Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable rate master demand notes are direct lending arrangements between the Portfolio and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Portfolio will purchase only those notes under which it may demand and receive payment on principal and accrued interest daily or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Bankers Trust, acting under the supervision of the Board of Trustees of the Portfolio, that the same criterion set forth above for issuers of commercial paper are met. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the full extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances.

     OTHER DEBT OBLIGATIONS. The Portfolio may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase have, or are comparable in priority and security to other securities of such issuer which have, outstanding short-term obligations meeting the above short-term rating requirements, or if there are no such short-term ratings, are determined by Bankers Trust, acting under the supervision of the Board of Trustees, to be of comparable quality and are rated in the top three highest long-term categories by the NRSROs rating such security.

     CREDIT ENHANCEMENT. Certain of the Portfolio's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Portfolio and affect the Money Market ProFund's share price. The Portfolio may have more than 25% of its total assets invested in securities credit-enhanced by banks.

     ASSET-BACKED SECURITIES. The Portfolio may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets, such as motor vehicle or credit card receivables. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets.

PORTFOLIO TURNOVER

     The nature of the ProFunds will cause the ProFunds to experience substantial portfolio turnover. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the ProFunds. In addition, a ProFund's portfolio turnover level may adversely affect the ability of the ProFund to achieve its investment objective. Because each ProFund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the ProFund's investors, it is difficult to estimate what the ProFund's actual turnover rate will be in the future. "Portfolio Turnover Rate" is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the non-money market ProFunds invest since such contracts generally have a remaining maturity of less than one year. Pursuant to the formula prescribed by the Commission, the portfolio turnover rate for each ProFund is calculated without regard to instruments, including options and futures contracts, having a maturity of less than one year.

SPECIAL CONSIDERATIONS

     To the extent discussed above and in the prospectus, the ProFunds present certain risks, some of which are further described below.

     TRACKING ERROR. While the non-money market ProFunds do not expect that their returns over a year will deviate adversely from their respective benchmarks by more than ten percent, several factors may affect their ability to achieve this correlation. Among these factors are: (1) ProFund expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by the ProFunds; (2) less than all of the securities in the benchmark being held by a ProFund and securities not included in the benchmark being held by a ProFund; (3) an imperfect correlation between the performance of instruments held by a ProFund, such as futures contracts and options, and the performance of the underlying securities in the cash market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) ProFund share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance;
(8) the need to conform a ProFund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements, and (9) early and unanticipated closings of the markets on which the holdings of a ProFund trade, resulting in the inability of the ProFund to execute intended portfolio transactions. While a close correlation of any ProFund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the net asset value of the shares of a ProFund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

     LEVERAGE. Each UltraProFund intend to regularly use leveraged investment techniques in pursuing their investment objectives. Utilization of leveraging involves special risks and should be considered to be speculative. Leverage exists when a ProFund achieves the right to a return on a capital base that exceeds the amount the ProFund has invested. Leverage creates the potential for greater gains to shareholders of these ProFunds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the net asset values of these ProFunds' shares. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the ProFund to pay interest which would decrease the ProFund's total return to shareholders. If these ProFunds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss of approximately twice the amount they would have incurred had these ProFunds not been leveraged.

     NON-DIVERSIFIED STATUS. Each non-money market ProFund is a "non-diversified" series. A non-money market ProFund is considered "non-diversified" because a relatively high percentage of the ProFund's assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That ProFund's portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. A ProFund's classification as a "non-diversified" investment company means that the proportion of the ProFund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each ProFund, however, intends to seek to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, which imposes diversification requirements on these ProFunds that are less restrictive than the requirements applicable to the "diversified" investment companies under the 1940 Act.

SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE

     Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, the Money Market ProFund seeks to achieve its investment objective by investing all of its assets in the Portfolio, a separate registered investment company with the same investment objective as the Money Market ProFund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling beneficial interests to the Money Market ProFund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Money Market ProFund or subject to comparable variations in sales loads and other operating expenses. Therefore, investors in the Money Market ProFund should be aware that these differences may result in differences in returns experienced by investors in the different funds that may invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Bankers Trust at 1-800-730-1313.

     The ProFunds' Board of Trustees believes that the Money Market ProFund will achieve certain efficiencies and economies of scale through the master-feeder structure, and that the aggregate expenses of the Money Market ProFund are no higher than if the Money Market ProFund invested directly in the securities held by the Portfolio.

     Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio concentration and potential risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the Commission, whenever the Money Market ProFund is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Money Market ProFund and will cast all of its votes in the same proportion as the votes of the Money Market ProFund's shareholders. Money Market ProFund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Money Market ProFund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Money Market ProFund shareholders who do, in fact, vote.

     Certain changes in the Portfolio's investment objective, policies or restrictions may require the Money Market ProFund to withdraw its interest in the Portfolio. Such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Money Market ProFund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Money Market ProFund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

Proposed Change to the Master-Feeder Fund Structure

      [At a meeting held on April [ ], 2001, shareholders of the Money Market ProFund approved an investment advisory agreement under which the Advisor may serve as investment advisor to the Money Market ProFund. Under the agreement, the Advisor is authorized to manage the assets of the Money Market ProFund directly, at which point the Money Market ProFund would no longer operate as a feeder fund investing its assets in the Portfolio. However, the Money Market ProFund's investment objective would not change, and the Advisor anticipates investing the Money Market ProFund's assets in the same types of high-quality, short-term, dollar-denominated money market securities in which the Portfolio may invest. In addition, it is anticipated that the Money Market ProFund generally would be subject to the same types of risks to which it currently is subject as a feeder fund investing its assets in the Portfolio. It is not anticipated that the Money Market ProFund's total operating expenses would exceed its current operating expenses as a feeder fund investing in the Portfolio.

                             INVESTMENT RESTRICTIONS

     The ProFunds and the Portfolio have adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding shares of the ProFund or the Portfolio, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of: (i) 67% or more of the shares of the series present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the ProFund are present or represented by proxy; or
(ii) more than 50% of the outstanding shares of the series. (All policies of a ProFund not specifically identified in this Statement of Additional Information or the Prospectus as fundamental may be changed without a vote of the shareholders of the ProFund.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

     A non-money market ProFund may not:

          1. Invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities). This investment restriction is not applicable to the UltraSector ProFunds.

          2. Make investments for the purpose of exercising control or management. This investment restriction is not applicable to the UltraSector ProFunds.

          3. Purchase or sell real estate, except that, to the extent permitted by applicable law, the ProFund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein, including, for the UltraSector ProFunds, REITS.

          4. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers'
               acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the ProFund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

          5. Issue senior securities to the extent such issuance would violate applicable law.

          6. Borrow money, except that the ProFund (i) may borrow from banks (as defined in the Investment Company Act of 1940) in amounts up to 33 1/3% of its total assets (including the amount borrowed),
               (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes,
               (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities,
               (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The ProFund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the ProFund's investment policies as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

          7. Underwrite securities of other issuers, except insofar as the ProFund technically may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in selling portfolio securities.

          8. Purchase or sell commodities or contracts on commodities, except to the extent the ProFund may do so in accordance with applicable law and the ProFund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

      Each UltraSector ProFund will concentrate its investment in the securities of companies engaged in a single industry or group of industries in accordance with its investment objective and policies as disclosed in the ProFunds' Prospectus and Statement of Additional Information, as they may be revised from time to time.

     THE FOLLOWING FUNDAMENTAL INVESTMENT RESTRICTIONS AND NON-FUNDAMENTAL INVESTMENT OPERATING POLICIES HAVE BEEN ADOPTED BY THE TRUST, WITH RESPECT TO THE MONEY MARKET PROFUND, AND BY THE PORTFOLIO. UNLESS AN INVESTMENT INSTRUMENT OR TECHNIQUE IS DESCRIBED IN THE PROSPECTUS OR ELSEWHERE HEREIN, THE MONEY MARKET PROFUND AND THE PORTFOLIO MAY NOT INVEST IN THAT INVESTMENT INSTRUMENT OR ENGAGE IN THAT INVESTMENT TECHNIQUE.

     The investment restrictions below have been adopted by the Trust with respect to the Money Market ProFund and by the Portfolio as fundamental policies (as defined above). Whenever the Money Market ProFund is requested to vote on a change in the investment restrictions of the Portfolio, the Trust will hold a meeting of the Money Market ProFund shareholders and will cast its votes as instructed by the shareholders. The Money Market ProFund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing ProFund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

     Under investment policies adopted by the Money Market ProFund, and by the Portfolio, each of the Money Market ProFund and Portfolio may not:

         1. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount not exceeding 5% of the value of the ProFund's or the Portfolio's total assets (including the amount borrowed), as the case may be, calculated in each case at market.

         2. Pledge, hypothecate, mortgage or otherwise encumber more than 5% of the total assets of the ProFund or the Portfolio, as the case may be, and only to secure borrowings for temporary or emergency purposes.

         3. Invest more than 5% of the total assets of the ProFund or the Portfolio, as the case may be, in any one issuer (other than U.S. government obligations) or purchase more than 10% of any class of securities of any one issuer; provided, however, that
                  (i) up to 25% of the assets of the ProFund and the Portfolio may be invested without regard to this restriction; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a ProFund's assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

          4. Invest more than 25% of the total assets of the ProFund or the Portfolio, as the case may be, in the securities of issuers in any single industry; provided that: (i) this limitation shall not apply to the purchase of U.S. government obligations; (ii) under normal market conditions more than 25% of the total assets of the Money Market ProFund and the Portfolio will be invested in obligations of U.S. and foreign banks and other financial institutions provided, however, that nothing in this investment restriction shall prevent a Trust from investing all or part of a ProFund's assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

          5. Make short sales of securities, maintain a short position or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

          6. Underwrite the securities issued by others (except to the extent the ProFund or Portfolio may be deemed to be an underwriter under the Federal securities laws in connection with the disposition of its portfolio securities) or knowingly purchase restricted securities, provided, however, that nothing in this investment restriction shall prevent the Trust from investing all of the ProFund's assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

          7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil, gas or mineral interests, but this shall not prevent the ProFund or the Portfolio from investing in obligations secured by real estate or interests therein.

          8. Make loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and, with respect to the ProFund and the Portfolio, the lending of portfolio securities.

          9. Invest more than an aggregate of 10% of the net assets of the ProFund or the Portfolio's, respectively, (taken, in each case, at current value) in (i) securities that cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or (ii) other "illiquid" securities (including time deposits and repurchase agreements maturing in more than seven calendar days); provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the ProFund's assets in an open-end management investment company with substantially the same investment objective as the ProFund.

          10. Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control or management; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the ProFund's assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

          11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the ProFunds' assets in an open-end management investment company with substantially the same investment objectives as the ProFund.

          12. Issue any senior securities, except insofar as it may be deemed to have issued a senior security by reason of (i) entering into a reverse repurchase agreement or (ii) borrowing in accordance with terms described in the Prospectus and this SAI.

          13. Purchase or retain the securities of any issuer if any of the officers or trustees of the ProFund or the Portfolio or Bankers Trust owns individually more than 1/2 of 1% of the securities of such issuer, and together such officers and directors own more than 5% of the securities of such issuer.

          14. Invest in warrants, except that the ProFund or the Portfolio may invest in warrants if, as a result, the investments (valued in each case at the lower of cost or market) would not exceed 5% of the value of the net assets of the ProFund or the Portfolio, as the case may be, of which not more than 2% of the net assets of the ProFund or the Portfolio, as the case may be, may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the ProFund or the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

     ADDITIONAL RESTRICTIONS. In order to comply with certain statutes and policies, the Portfolio (or, as applicable, the Trust, on behalf of the Money Market ProFund) will not as a matter of operating policy (except that no operating policy shall prevent the ProFund from investing all of its assets in an open-end investment company with substantially the same investment objective):

          (i) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's (ProFund's) total assets (taken at market), except that the Portfolio (ProFund) may borrow for temporary or emergency purposes up to 1/3 of its net assets;

          (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (ProFund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

          (iii)purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

          (iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

          (v)  invest for the purpose of exercising control or management;

          (vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio (ProFund) if such purchase at the time thereof would cause (a) more than 10% of the Portfolio's (ProFund's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Money Market ProFund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (ProFund); and, provided further, that the Portfolio shall not invest in any other open-end investment company unless the Portfolio (ProFund) (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment (as an operating policy, each
               Portfolio will not invest in another open-end registered investment company);

          (vii)invest  more than 15% of the  Portfolio's  (ProFund's)  total net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations; (iii) is rated one of the two highest categories by one nationally recognized statistical rating agency and the Portfolio's (ProFund's) Board of Trustees have determined that the commercial paper is equivalent quality and is liquid;

          (viii) with respect to 75% of the Portfolio's total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Portfolio (ProFund) to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

          (ix) if the Portfolio is "diversified," the ProFund, with respect to 75% of the value of its total assets, has invested no more than 5% of its total assets in the securities (excluding U.S. government securities) of any one issuer*;

          (x) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's (ProFund's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio (ProFund) has no current intention to engage in short selling).

     *With respect to (ix) as an operating policy, the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer except for U.S. government obligations and repurchase agreements, which may be purchased without limitation.

     The Money Market ProFund will comply with the state securities laws and regulations of all states in which it is registered. The Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the Portfolio, or any other registered investment company investing in the Portfolio, is registered.

DETERMINATION OF NET ASSET VALUE

     The net asset values of the shares of the ProFunds (except the UltraEurope ProFund) are determined as of the close of business of the NYSE (ordinarily, 4:00 p.m. Eastern Time) on each day the NYSE and the Chicago Mercantile Exchange ("CME") are open for business (in the case of the Money Market ProFund, net asset value is determined as of the close of business on each day the NYSE is open for business.)

     The net asset values of the shares of the UltraEurope ProFund are determined as of the latest close of trading on three exchanges tracked by the PEI (ordinarily 11:30 a.m. Eastern Time) on each day the NYSE, London Stock
Exchange, Frankfurt Stock Exchange and Paris Stock Exchange are open for business (see prospectus for applicable holiday closings).

     To the extent that portfolio securities of a ProFund are traded in other markets on days when the ProFund's principal trading market(s) is closed, the ProFund's net asset value may be affected on days when investors do not have access to the ProFund to purchase or redeem shares.

     The net asset value of each class of shares of a ProFund serves as the basis for the purchase and redemption price of the shares. The net asset value per share of each class of a ProFund is calculated by dividing the market value of the ProFund's assets attributed to a specific class (in the case of the Money Market ProFund, the value of its investment in the Portfolio), less all liabilities attributed to the specific class, by the number of outstanding shares of the class. If market quotations are not readily available, a security will be valued at fair value by the Trustees of ProFunds or by the Advisor using methods established or ratified by the Trustees of ProFunds. The Money Market ProFund's net asset value per share will normally be $1.00. There is no assurance that the $1.00 net asset value will be maintained.

     The Portfolio will utilize the amortized cost method in valuing its portfolio securities. This method involves valuing each security held by the Portfolio at its cost at the time of its purchase and thereafter assuming a constant amortization to maturity of any discount or premium. Accordingly, immaterial fluctuations in the market value of the securities held by the Portfolio will not be reflected in the Money Market ProFund's net asset value. The Board of Trustees of the Portfolio will monitor the valuation of assets of this method and will make such changes as it deems necessary to assure that the assets of the Portfolio are valued fairly in good faith.

     The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued at amortized cost, which approximates market value. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

     Except for the UltraEurope ProFund, futures contracts are valued at their last sale price prior to the valuation time. Options on futures contracts generally are valued at fair value as determined with reference to established futures exchanges. Options on securities and indices purchased by a ProFund are valued at their last sale price prior to the valuation time or at fair value. In the event of a trading halt that closes the NYSE early, futures contracts will be valued on the basis of settlement prices on futures exchanges, options on futures will be valued at fair value as determined with reference to such settlement prices, and options on securities and indices will be valued at their last sale price prior to the trading halt or at fair value.

     In the event a trading halt closes a futures exchange for a given day and that closure occurs prior to the close of the NYSE on that day, futures contracts will be valued on the basis of settlement prices on the futures exchange or fair value.

     For the UltraEurope ProFund, futures contracts are valued at their last transaction prices for the respective futures contracts that occur immediately prior to the close of the underlying stock exchange.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

NON-MONEY MARKET PROFUNDS

     Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the ProFunds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the ProFunds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the ProFunds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the ProFunds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the ProFunds and the other client accounts.

     The policy of each ProFund regarding purchases and sales of securities for a ProFund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each ProFund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each ProFund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the ProFund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

     Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

     In seeking to implement a ProFund's policies, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the ProFund or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

     The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor's other clients and may not in all cases benefit a ProFund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

         Subject to the requirements of best execution, the Advisor may consider sales of Trust shares as a factor in the selection of broker-dealers to execute portfolio transactions.

MONEY MARKET PROFUND AND THE PORTFOLIO

     Decisions to buy and sell securities and other financial instruments for the Money Market ProFund and the Portfolio are made by Bankers Trust, which also is responsible for placing these transactions, subject to the overall review of the Portfolio's Board of Trustees. Although investment requirements for the Portfolio are reviewed independently from those of the other accounts managed by Bankers Trust (the "Other Portfolios"), investments of the type the Portfolio may make may also be made by these Other Portfolios. When the Portfolio and one or more Other Portfolios or accounts managed by Bankers Trust are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Bankers Trust to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by the Portfolio or the size of the position obtained or disposed of by the Portfolio.

     Purchases and sales of securities on behalf of the Portfolio usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. government obligations are generally purchased from underwriters or dealers, although certain newly issued U.S. government obligations may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

     OTC purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and principal transactions are not entered into with persons affiliated with the Portfolio except pursuant to exemptive rules or orders adopted by the Commission. Under rules adopted by the Commission, broker-dealers may not execute transactions on the floor of any national securities exchange for the accounts of affiliated persons, but may effect transactions by transmitting orders for execution.

     In selecting brokers or dealers to execute portfolio transactions on behalf of the Portfolio, Bankers Trust seeks the best overall terms available. In assessing the best overall terms available for any transaction, Bankers Trust will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Bankers Trust is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available to consider the brokerage, but not research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Portfolio involved, the other Portfolios and/or other accounts over which Bankers Trust or its affiliates exercise investment discretion. Bankers Trust's fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage services.

     The valuation of the Portfolio's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

     The Portfolio's use of the amortized cost method of valuing its securities is permitted by a rule adopted by the Commission. Under this rule, the Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

     Pursuant to the rule, the Board of Trustees of the Portfolio also has established procedures designed to allow investors in the Portfolio, such as the Money Market ProFund, to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Portfolio's holdings by the Portfolio's Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of the Portfolio's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

     The rule also provides that the extent of any deviation between the value of the Portfolio's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Portfolio's Board of Trustees. In the event the Portfolio's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the Portfolio's Board of Trustees must cause the Portfolio to take such corrective action as such Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing the Portfolio's assets by using available market quotations.

     Each investor in the Portfolio, including the Money Market ProFund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its Net Asset Value ("NAV"). At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the NAV of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate NAV of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of the following business day.

     For the fiscal years ended December 31, 1998, 1999, and 2000, each non-money ProFund paid brokerage commissions in the following amounts:

                              BROKERAGE COMMISSIONS
                                    FYE 12/31

                                                        1998                    1999               2000
                                                        ----                    ----               ----

Bull ProFund                                              $4,605             $103,401              [ ]
UltraBull ProFund                                         70,575              273,433              [ ]
Bear ProFund                                               3,005               14,180              [ ]
UltraBear ProFund                                         50,160              112,090              [ ]
UltraOTC ProFund                                         726,475            1,762,180              [ ]
UltraShort OTC ProFund                                    44,560              170,455              [ ]
UltraEurope ProFund                                           --               21,312              [ ]
UltraSmall-Cap ProFund                                        --                   --              [ ]
UltraMid-Cap ProFund                                          --                   --              [ ]
UltraJapan ProFund                                            --                   --              [ ]
OTC ProFund                                                   --                   --              [ ]
Biotechnology UltraSector ProFund                             --                   --              [ ]
Energy UltraSector ProFund                                    --                   --              [ ]
Financial UltraSector ProFund                                 --                   --              [ ]
Healthcare UltraSector ProFund                                --                   --              [ ]
Internet UltraSector ProFund                                  --                   --              [ ]
Real Estate UltraSector ProFund                               --                   --              [ ]
Semiconductor UltraSector ProFund                             --                   --              [ ]
Technology UltraSector ProFund                                --                   --              [ ]
Telecommunications UltraSector ProFund                        --                   --              [ ]
Wireless Communications UltraSector ProFund                   --                   --              [ ]

     The UltraEurope ProFund had not commenced operations as of December 31, 1998. The UltraSmall-Cap ProFund, UltraMid-Cap ProFund, UltraJapan ProFund, OTC ProFund, Biotechnology UltraSector ProFund, Energy UltraSector ProFund,
Financial UltraSector ProFund, Healthcare UltraSector ProFund, Internet UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, and Wireless Communications UltraSector ProFund had not commenced operations as of December 31, 1999. The Airline UltraSector ProFund, Banking UltraSector
ProFund, Basic Materials UltraSector ProFund, Consumer Cyclical UltraSector ProFund, Consumer Non-Cyclical UltraSector ProFund, Entertainment and Leisure UltraSector ProFund, Industrial UltraSector ProFund, Oilfield Equipment and Services UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, and Utilities UltraSector ProFund had not commenced operations as of December 31, 2000.

                             MANAGEMENT OF PROFUNDS

     The Board of Trustees is responsible for the general supervision of the Trust's business. The day-to-day operations of the Trust are the responsibilities of Trust's officers. The names and addresses (and ages) of the Trustees of the Trust and the Portfolio, the officers of the Trust and the Portfolio, and the officers of the Advisor, together with information as to their principal business occupations during the past five years, are set forth below. Fees and expenses for non-interested Trustees will be paid by the Trust; Trustee expenses for interested Trustees will be paid the Advisor.

TRUSTEES AND OFFICERS OF PROFUNDS

     MICHAEL L. SAPIR* (birthdate: May 19, 1958): Currently: Trustee and Chairman and Chief Executive Officer of the Trust; Chairman and Chief Executive Officer, the Advisor. Formerly: Principal, Law Offices of Michael L. Sapir; Senior Vice President and General Counsel, Padco Advisors, Inc.; Partner, Jorden Burt Berenson & Klingensmith. His address is 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland 20814.

     LOUIS M. MAYBERG (birthdate: August 9, 1962). Currently: Secretary of ProFunds; President, the Advisor. Formerly: President, Potomac Securities, Inc.; Managing Director, National Capital Companies, LLC. His address is 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland 20814.

     MICHAEL C. WACHS (birthdate: October 21, 1961): Currently: Trustee of the Trust; Vice President, Delancy Investment Group, Inc. Formerly: First Union National Bank, Vice President/Senior Underwriter; First Union Capital Markets Corp., Vice President; Vice President/Senior Credit Officer; Vice President/Team Leader. His address is 1528 Powder Mill Lane, Wynnewood, Pennsylvania 19096.

     RUSSELL S. REYNOLDS, III (birthdate: July 21, 1957): Currently: Trustee of the Trust; Directorship, Inc., Managing Director, Chief Financial Officer and Secretary. Formerly: Quadcom Services, Inc., President. His address is 7 Stag Lane, Greenwich, Connecticut 06831.

     GARY R. TENKMAN: (birthdate: September 16, 1970): Currently: Treasurer of the Trust; BISYS Fund Services, Vice President, Financial Services. Formerly:
Ernst & Young LLP, Audit Manager, Investment Management Services Group. His address is 3435 Stelzer Road, Columbus, Ohio 43219.

     *This Trustee is deemed to be an "interested  person" within the meaning of
Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

     No director, officer or employee of BISYS or any of its affiliates will receive any compensation from the Trust or Portfolio for serving as an officer or Trustee of the Trust or the Portfolio.

                       PROFUNDS TRUSTEE COMPENSATION TABLE

     The following table reflects actual fees paid by the Trust, with respect to all series of the Trust, to the Trustees for the year ended December 31, 2000.

NAME OF PERSON:  POSITION                                                       COMPENSATION
-------------------------                                                       ------------

Michael L. Sapir, Trustee, Chairman and Chief Executive Officer                       [None]

Louis M. Mayberg, President, Secretary                                                [None]

Russell S. Reynolds, III, Trustee                                                     [    ]

Michael C. Wachs, Trustee                                                             [    ]

     As of April 3, 2001, the Trustees and Officers of the ProFunds beneficially owned in the aggregate less than 1% of the shares of each ProFund. [CONFIRM]

TRUSTEES AND OFFICERS OF THE PORTFOLIO:

     The Board of Trustees of the Portfolio ("Portfolio Trustees") is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Portfolio. In addition the Portfolio Trustees review contractual arrangements with companies that provide services to the Portfolio.

     The Portfolio Trustees and officers of the Portfolio, their birthdates and their principal occupations during the past five years are set forth below. Their titles may have varied during that period.

TRUSTEES OF THE PORTFOLIO:

     CHARLES P. BIGGAR (birth date: October 13, 1930) - Trustee of the Portfolio; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex(1); Retired; former Vice President, International Business Machines ("IBM") and President, National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

     S. LELAND DILL (birth date: March 28, 1930) - Trustee of the Portfolio; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex(1); Retired; former Partner, KPMG Peat Marwick; Director, Coutts (U.S.A.) International; Trustee, Phoenix-Zweig Series Trust(2) and Phoenix-Euclid Market Neutral Fund(2); Director, Vintners International Company Inc.; Director, Coutts Trust Holdings Ltd., Director, Coutts Group; General Partner, Pemco(2). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

     MARTIN J. GRUBER (birth date: July 15, 1937) - Trustee of the Portfolio; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex(1); Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964); Trustee, TIAA(2); Trustee, SG Cowen Mutual Funds(2); Trustee, Japan Equity Fund(2); Trustee, Taiwan Equity Fund(2). His address is 229 South Irving Street, Ridgewood, New Jersey 07450.

     RICHARD HALE* (birth date: July 17, 1945) - President and CEO/Trustee of the Portfolio; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex(1); Managing Director, Deutsche Asset Management; Director, Flag Investors Funds(2); Managing Director, Deutsche Banc Alex. Brown Incorporated; Director and President, Investment Company Capital Corp. His address is 205 Woodbrook Lane, Baltimore, Maryland 21212.

     RICHARD J. HERRING (birth date: February 18, 1946) - Trustee of the Portfolio; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex(1); Jacob Safra Professor of International Banking and Professor of Finance Department, The Wharton School, University of Pennsylvania (since 1972). His address is 325 South Roberts Road, Bryn Mawr, Pennsylvania 19010.

     BRUCE E. LANGTON (birth date: May 10, 1931) - Trustee of the Portfolio; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex(1); Retired; formerly, Assistant Treasurer of IBM Corporation (until 1986); Trustee and Member, Investment Operations Committee, Allmerica Financial Mutual Funds (1992 - present); Member, Pension and Thrift Plans Investment Committee, Unilever U.S. Corporation (1989 - present)(3); Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988-present). His address is 99 Jordan Lane, Stamford, Connecticut 06903.

--------
1 The "Deutsche Asset Management Fund Complex" consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio,
     International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio, and BT Investment Portfolios.

2    An investment company registered under the 1940 Act.

3 A publicly held company with securities registered pursuant to Section 12 of the Securities and Exchange Act of 1934, as amended.

     PHILIP SAUNDERS, JR. (birth date: October 11, 1935) - Trustee of the Portfolio; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex(1); Principal, Philip Saunders Associates (Economic and Financial Consulting); former Director, Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

     HARRY VAN BENSCHOTEN (birth date: February 18, 1928) - Trustee of the Portfolio; Trustee of each of the other investment companies in the Deutsche Asset Management Fund Complex(1); Retired; Corporate Vice President, Newmont Mining Corporation (prior to 1987); Director, Canada Life Insurance of New York (Since 1987). His address is 6581 Ridgewood Drive, Naples, Florida 34108.

     * "Interested Person" within the meaning of Section 2(a)(19) of the Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the U.S. asset management unit of Deutsche Bank and its affiliates.

     The Board has an Audit Committee that meets with the Trust's independent accountants to review the financial statements of the Trust, the adequacy of internal controls, and the accounting procedures and policies of the Trust. Each member of the Board, except Mr. Hale, also is a member of the Audit Committee.

Officers of the Portfolio

     DANIEL O. HIRSCH (birth date: March 27, 1954) - Assistant Secretary of the Portfolio; Director, Deutsche Banc Alex. Brown Incorporated and Investment Company Capital Corp. since July 1998; Assistant General Counsel, Office of the General Counsel, United States Securities and Exchange Commission from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

     CHARLES A. RIZZO (birth date: August 5, 1958) - Treasurer of the Portfolio; Director and Department Head, Deutsche Asset Management since 1998; Senior Manager, PricewaterhouseCoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

     No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust.

     Mssrs. Hirsch, Keffer and Rizzo also hold similar positions for other investment companies for which ICC Distributors, Inc., or an affiliate, serves as principal underwriter.

                      PORTFOLIO TRUSTEE COMPENSATION TABLE

     The following table reflects fees paid to the Portfolio Trustees for the year ended December 31, 2000.

                                   AGGREGATE COMPENSATION
      NAME OF                           FROM CASH                        TOTAL COMPENSATION
PERSON; POSITION                   MANAGEMENT PORTFOLIO*                  FROM FUND COMPLEX**
----------------                   -----------------------                ---------------------

Charles P. Biggar                  [$           ]                          [$        ]
Trustee, Portfolio

S. Leland Dill                     [$           ]                          [$        ]
Trustee, Portfolio




Martin J. Gruber                    [$          ]                          [$        ]
Trustee, Portfolio

Richard Hale                        [$          ]                          [$        ]
Trustee, Portfolio

Richard Herring                     [$          ]                          [$        ]
Trustee, Portfolio

Bruce E. Langton                    [$          ]                          [$        ]
Trustee, Portfolio

Philip Saunders, Jr.                [$          ]                          [$        ]
Trustee, Portfolio

Harry Van Benschoten                [$          ]                          [$        ]
Trustee, Portfolio

* The information provided is for Cash Management Portfolio for the Portfolio's most recent fiscal year ended December 31, 2000.

* * Aggregated information is furnished for the Deutsche Asset Management Family of Funds which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Intermediate Tax Free Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio, and Capital Appreciation Portfolio. [UPDATE IF NECESSARY]

INVESTMENT ADVISERS

PROFUND ADVISORS LLC

     Under an investment advisory agreement between the Advisor and the Trust, on behalf of each ProFund, dated October 28, 1997 and amended and restated February 18, 1998, October 15, 1999, January 24, 2000, May 5, 2000, August 24,
2000, and December 8, 2000 (the "Agreement"), each non-money market ProFund, except the UltraEurope ProFund and the UltraJapan ProFund, pays the Advisor a fee at an annualized rate, based on its average daily net assets of 0.75%. Under the Agreement, each of the UltraEurope ProFund and the UltraJapan ProFund pays the Advisor a fee at an annualized rate, based on its average daily net assets of 0.90%. The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the ProFund, subject to the general supervision and control of Trustees and the officers of ProFunds. The Advisor bears all costs associated with providing these advisory services. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such Trustees are legitimate and not excessive, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of ProFunds' shares. The Advisor's address is 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland 20814.

     Shareholders of the Money Market ProFund, on April [ ], 2001, approved an investment advisory agreement between the Trust, on behalf of the Money Market ProFund, and ProFund Advisors under which ProFund Advisors serves as investment advisor of the Money Market ProFund for an annual fee equal to 0.35% of the average daily net assets of the Money Market ProFund, although no fee is payable under the agreement until the master-feeder relationship with the Portfolio is terminated and ProFund Advisers directly invests the assets of the Money Market ProFund.

     For the fiscal years ended December 31, 1998, 1999, and 2000, the Advisor was entitled to, and voluntarily waived, advisory fees in the following amounts for each of the ProFunds:


                                                                        ADVISORY FEES
                                                                          FYE 12/31

                                                       1998                    1999                       2000
                                               Earned       Waived      Earned      Waived       Earned        Waived
                                             ------------------------------------------------------------------------------
Bull ProFund                                     $21,580      $16,135   $ 256,852     $19,821       [ ]          [ ]
UltraBull ProFund                                247,991       13,585   1,126,462          --       [ ]          [ ]
Bear ProFund                                      11,044       10,205     104,541     23, 324       [ ]          [ ]
UltraBear ProFund                                126,301           --     458,760          --       [ ]          [ ]
UltraOTC ProFund                                 419,023           --   3,446,266          --       [ ]          [ ]
UltraShort OTC ProFund                            38,021           --     499,786          --       [ ]          [ ]
UltraEurope ProFund                                   --           --      41,329      41,329       [ ]          [ ]
UltraSmall-Cap ProFund                                --           --          --          --       [ ]          [ ]
UltraMid-Cap ProFund                                  --           --          --          --       [ ]          [ ]
UltraJapan ProFund                                    --           --          --          --       [ ]          [ ]
OTC ProFund                                           --           --          --          --       [ ]          [ ]
Biotechnology UltraSector ProFund                     --           --          --          --       [ ]          [ ]
Energy UltraSector ProFund                            --           --          --          --       [ ]          [ ]
Financial UltraSector ProFund                         --           --          --          --       [ ]          [ ]
Healthcare UltraSector ProFund                        --           --          --          --       [ ]          [ ]
Internet UltraSector ProFund                          --           --          --          --       [ ]          [ ]
Real Estate UltraSector ProFund                       --           --          --          --       [ ]          [ ]
Semiconductor UltraSector ProFund                     --           --          --          --       [ ]          [ ]
Technology UltraSector ProFund                        --           --          --          --       [ ]          [ ]
Telecommunications UltraSector ProFund                --           --          --          --       [ ]          [ ]
Wireless Communications UltraSector ProFund           --           --          --          --       [ ]          [ ]


     The UltraEurope ProFund had not commenced operations as of December 31, 1998. The UltraSmall-Cap ProFund, UltraMid-Cap ProFund, UltraJapan ProFund, OTC ProFund, Biotechnology UltraSector ProFund, Energy UltraSector ProFund,
Financial UltraSector ProFund, Healthcare UltraSector ProFund, Internet UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, and Wireless Communications UltraSector ProFund had not commenced operations as of December 31, 1999. The Airline UltraSector ProFund, Banking UltraSector
ProFund, Basic Materials UltraSector ProFund, Consumer Cyclical UltraSector ProFund, Consumer Non-Cyclical UltraSector ProFund, Entertainment and Leisure UltraSector ProFund, Industrial UltraSector ProFund, Oilfield Equipment and Services UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, and Utilities UltraSector ProFund had not commenced operations as of December 31, 2000.

BANKERS TRUST

     Under the terms of an investment advisory agreement (the "Advisory Agreement") between the Portfolio and Bankers Trust, Bankers Trust currently manages the Portfolio subject to the supervision and direction of the Board of Trustees of the Portfolio. Bankers Trust will: (i) act in strict conformity with the Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage the Portfolio in accordance with the Portfolio's and/or the Money Market ProFund's investment objectives, restrictions and policies, as stated herein and in the Prospectus; (iii) make investment decisions for the Portfolio; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Portfolio.

     Bankers Trust is a wholly owned subsidiary of Deutsche Bank. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

     Bankers Trust, subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objectives and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries or affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with brokers, dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of Bankers Trust.

     Bankers Trust bears all expenses in connection with the performance of services under the Advisory Agreement. The Money Market ProFund and the Portfolio bear certain other expenses incurred in their operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust or Portfolio who are not officers, directors or employees of Bankers Trust, the Advisor, the administrator or any of their affiliates; SEC fees and state Blue Sky qualification fees, if any; administrative and services fees; certain insurance premiums, outside auditing and legal expenses, and costs of maintenance of corporate existence; costs attributable to investor services, including without limitation, telephone and personnel expenses; and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust or the Portfolio; and any extraordinary expenses.

     For the fiscal years ended December 31, 2000, 1999, and 1998, Banker's Trust earned [ ], $10,613,250, and $ 8,019,093, respectively, in compensation for investment advisory services provided to the Portfolio. During the same periods, Bankers Trust reimbursed [ ], $1,445,608, and $1,151,727, respectively, to the Portfolio to cover expenses.

     Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

CODE OF ETHICS

     The Trust and the Advisor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust and the Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the ProFunds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

ADMINISTRATION, TRANSFER AGENT, FUND ACCOUNTING AGENT AND CUSTODIAN

         BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") acts as Administrator to the ProFunds. The Administrator provides ProFunds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by ProFunds under Federal and state securities laws. The Administrator also maintains the shareholder account records for ProFunds, distributes dividends and distributions payable by the ProFunds, and produces statements with respect to account activity for the ProFunds and their shareholders. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to ProFunds; each ProFund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the ProFunds under the service agreement.

     For its services as Administrator, each ProFund pays BISYS an annual fee ranging from 0.15% of average daily net assets of $0 to $300 million to .05% of average daily net assets of $1 billion and over. BISYS Funds Services, Inc. ("BFSI"), an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds, for which it receives additional fees. Additionally, ProFunds and BISYS and BFSI have entered into an Omnibus Fee Agreement in which the amount of compensation due and payable to BISYS shall be the greater of (i) the aggregate fee amount due and payable for services pursuant to the Administration, Fund Accounting and Transfer Agency Agreements and (ii) the minimum relationship fee described as specific dollar amounts payable over a period of ten calendar quarters ($1,100,000). The address for BISYS and BFSI is 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219. [CONFIRM]

     For the fiscal years ended December 31, 1998, 1999, and 2000, BISYS, as Administrator, was entitled to, and voluntarily waived, administration fees in the following amounts for each of the ProFunds:


                                                                        ADMINISTRATION FEES
                                                                           FYE 12/31

                                                    1998                         1999                        2000
                                           Earned        Waived         Earned        Waived       Earned        Waived
-----------------------------------------------------------------------------------------------------------------------------
Bull ProFund                               $4,316          $876        $42,221        $1,621           [ ]         [ ]
UltraBull ProFund                          49,599         6,321        218,932        19,797           [ ]         [ ]
Bear ProFund                                2,208           944         19,034           429           [ ]         [ ]
UltraBear ProFund                          25,260         2,500         96,949        11,660           [ ]         [ ]
UltraOTC ProFund                           83,805         7,605        691,106        87,526           [ ]         [ ]
Money Market ProFund                       49,213         5,728        189,248            --           [ ]         [ ]
UltraShort OTC ProFund                      6,616            --        100,112        10,042           [ ]         [ ]
UltraEurope ProFund                            --            --          6,888            --           [ ]         [ ]
UltraSmall-Cap ProFund                         --            --             --            --           [ ]         [ ]
UltraMid-Cap ProFund                           --            --             --            --           [ ]         [ ]
UltraJapan ProFund                             --            --             --            --           [ ]         [ ]
OTC ProFund                                    --            --             --            --           [ ]         [ ]
Biotechnology UltraSector ProFund              --            --             --            --           [ ]         [ ]
Energy UltraSector ProFund                     --            --             --            --           [ ]         [ ]
Financial UltraSector ProFund                  --            --             --            --           [ ]         [ ]
Healthcare UltraSector ProFund                 --            --             --            --           [ ]         [ ]
Internet UltraSector ProFund                   --            --             --            --           [ ]         [ ]
Real Estate UltraSector ProFund                --            --             --            --           [ ]         [ ]
Semiconductor UltraSector ProFund              --            --             --            --           [ ]         [ ]
Technology UltraSector ProFund                 --            --             --            --           [ ]         [ ]
Telecommunications UltraSector ProFund         --            --             --            --           [ ]         [ ]
Wireless Communications UltraSector ProFund    --            --             --            --           [ ]         [ ]


     The UltraEurope ProFund had not commenced operations as of December 31, 1998. The UltraSmall-Cap ProFund, UltraMid-Cap ProFund, UltraJapan ProFund, OTC ProFund, Biotechnology UltraSector ProFund, Energy UltraSector ProFund,
Financial UltraSector ProFund, Healthcare UltraSector ProFund, Internet UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, and Wireless Communications UltraSector ProFund had not commenced operations as of December 31, 1999. The Airline UltraSector ProFund, Banking UltraSector
ProFund, Basic Materials UltraSector ProFund, Consumer Cyclical UltraSector ProFund, Consumer Non-Cyclical UltraSector ProFund, Entertainment and Leisure UltraSector ProFund, Industrial UltraSector ProFund, Oilfield Equipment and Services UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, and Utilities UltraSector ProFund had not commenced operations as of December 31, 2000.

     The Advisor, pursuant to a separate Management Services Agreement, performs certain client support and other administrative services on behalf of the ProFunds and feeder fund management and administrative services to the Money Market ProFund. These services include monitoring the performance of the underlying investment company in which the Money Market ProFund invests, coordinating the Money Market ProFund's relationship with that investment company, and communicating with the Trust's Board of Trustees and shareholders regarding such entity's performance and the Money Market ProFund's two tier structure and, in general, assisting the Board of Trustees of the Trust in all aspects of the administration and operation of the Money Market ProFund. For these services, the ProFunds will pay to ProFunds Advisors LLC a fee at the annual rate of .15% of its average daily net assets for all non-money market ProFunds and .35% of its average daily net assets for the Money Market ProFund.

     If shareholders of the Money Market ProFund approve the Amended and Restated Investment Advisory Agreement between the Advisor and the Trust and the Trust's Board of Trustees terminates the Money Market ProFund's master-feeder relationship with the Portfolio, the fee charged by ProFund Advisors for client support and administrative services under the Management Services Agreement shall be reduced from 0.35% to 0.15% of the average daily net assets of the Money Market ProFund.

     For the fiscal years ended December 31, 1998, 1999, and 2000, the Advisor was entitled to, and voluntarily waived, management services fees in the following amounts for each of the ProFunds:


                                                                      MANAGEMENT SERVICES FEES
                                                                            FYE 12/31

                                                       1998                         1999                        2000
                                              Earned        Waived        Earned        Waived        Earned        Waived
------------------------------------------- -------------- ------------- ------------- ------------- ------------- -------------
Bull ProFund                                  $4,316        $4,316       $51,512       $22,746            [ ]           [ ]
UltraBull ProFund                             49,599            --       225,294            --            [ ]           [ ]
Bear ProFund                                   2,209         2,209        20,908        17,841            [ ]           [ ]
UltraBear ProFund                             25,260         4,986        91,752            --            [ ]           [ ]
UltraOTC ProFund                              83,805        10,681       689,257            --            [ ]           [ ]
Money Market ProFund                         114,832        55,586       744,520            --            [ ]           [ ]
UltraShort OTC ProFund                         6,985           934        99,958            --            [ ]           [ ]
UltraEurope ProFund                               --            --         6,888         6,888            [ ]           [ ]
UltraSmall-Cap ProFund                            --            --            --            --            [ ]           [ ]
UltraMid-Cap ProFund                              --            --            --            --            [ ]           [ ]
UltraJapan ProFund                                --            --            --            --            [ ]           [ ]
OTC ProFund                                       --            --            --            --            [ ]           [ ]
Biotechnology UltraSector ProFund                 --            --            --            --            [ ]           [ ]
Energy UltraSector ProFund                        --            --            --            --            [ ]           [ ]
Financial UltraSector ProFund                     --            --            --            --            [ ]           [ ]
Healthcare UltraSector ProFund                    --            --            --            --            [ ]           [ ]
Internet UltraSector ProFund                      --            --            --            --            [ ]           [ ]
Real Estate UltraSector ProFund                   --            --            --            --            [ ]           [ ]
Semiconductor UltraSector ProFund                 --            --            --            --            [ ]           [ ]
Technology UltraSector ProFund                    --            --            --            --            [ ]           [ ]
Telecommunications UltraSector ProFund            --            --            --            --            [ ]           [ ]
Wireless Communications UltraSector ProFund       --            --            --            --            [ ]           [ ]

     The UltraShort OTC ProFund had not commenced operation as of December 31, 1997. The UltraEurope ProFund had not commenced operations as of December 31, 1998. The UltraSmall-Cap ProFund, UltraMid-Cap ProFund, UltraJapan ProFund, OTC ProFund, Biotechnology UltraSector ProFund, Energy UltraSector ProFund,
Financial UltraSector ProFund, Healthcare UltraSector ProFund, Internet UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, and Wireless Communications UltraSector ProFund had not commenced operations as of December 31, 1999. The Airline UltraSector ProFund, Banking UltraSector
ProFund, Basic Materials UltraSector ProFund, Consumer Cyclical UltraSector ProFund, Consumer Non-Cyclical UltraSector ProFund, Entertainment and Leisure UltraSector ProFund, Industrial UltraSector ProFund, Oilfield Equipment and Services UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, and Utilities UltraSector ProFund had not commenced operations as of December 31, 2000.

     Under an Administration and Services Agreement, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Portfolio reasonably deems necessary for the proper administration of the Portfolio. Bankers Trust will generally assist in all aspects of the Portfolio's operations and will: supply and maintain office facilities (which may be in Bankers Trust's own offices); statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents of the Portfolio); internal auditing, executive and administrative services; and information and supporting data for reports to and filings with the Commission and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Portfolio's Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; calculate the net asset value, net income and realized capital gains or losses of the Portfolio; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others retained to supply services. Pursuant to a sub-administration agreement (the "Sub-Administration Agreement") Federated Securities Company performs sub-administration duties for the Portfolio as from time to time may be agreed upon by Bankers Trust and Federated Securities Company. The Sub-Administration Agreement provides that Federated Securities Company will receive such compensation as from time to time may be agreed upon by Federated Securities Company and Bankers Trust. All such compensation will be paid by Bankers Trust.

     For the fiscal years ended December 31, 2000, 1999, and 1998, Bankers Trust earned compensation of [$_____], $3,539,131, and $2,673,031, respectively, for administrative and other services provided to the Portfolio.

CUSTODIAN

     UMB Bank, N.A. acts as custodian to the non-money market ProFunds. UMB Bank, N.A.'s address is 928 Grand Avenue, Kansas City, Missouri.

INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP serves as independent auditors to the ProFunds. PricewaterhouseCoopers LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings. PricewaterhouseCoopers LLP is located at 100 East Broad Street, Columbus, Ohio 43215.

LEGAL COUNSEL

     Dechert serves as counsel to the ProFunds. The firm's address is 1775 Eye Street, N.W., Washington, DC 20006-2401.

DISTRIBUTOR

     Concord Financial Group, Inc. serves as the distributor and principal underwriter in all fifty states and the District of Columbia. Concord Financial Group, Inc. receives no compensation from the ProFunds for serving as distributor. Concord Financial Group, Inc.'s address is 3435 Stelzer Road, Columbus, Ohio 43219.

DISTRIBUTION AND SERVICE PLAN

     The Board of Trustees has approved a Distribution and Service Plan under which each ProFund may pay financial intermediaries such as broker-dealers and investment advisors ("Authorized Firms") up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities with respect to Service Class shares and shareholder services. Under the Distribution and Service Plan, the Trust or Concord Financial Group, Inc. may enter into agreements ("Distribution and Service Agreements") with Authorized Firms that purchase Service Class shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Shares of the applicable ProFund attributable to, or held in the name of the Authorized Firm for, its clients. The ProFunds may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

     The Distribution and Service Plan is of a type known as a "compensation" plan because payments may be made for services rendered to the ProFunds regardless of the level of expenditures by the Authorized Firms. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution and Service Plan in connection with their annual consideration of the Distribution and Service Plan's renewal. The Distribution and Service Plan authorizes payments as compensation or reimbursement for activities such as, without limitation: (1) advertising; (2) compensation of Concord Financial Group, Inc., securities broker-dealers and sales personnel; (3) production and dissemination of Service Class prospectuses to prospective investors; (4) printing and mailing sales and marketing materials; (5) capital or other expenses of associated equipment, rent, salaries, bonuses, interest, and other overhead or financing charges; (6) receiving and processing shareholder orders; (7) performing the accounting for Service Class shareholder accounts; (8) maintaining retirement plan accounts;
(9) answering  questions and handling  correspondence  for individual  accounts;
(10) acting as the sole shareholder of record for individual shareholders; (11) issuing shareholder reports and transaction confirmations; (12) executing daily investment "sweep" functions; and (13) furnishing investment advisory services.

     The Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Distribution and Service Plan or the related Distribution and Service Agreements, voted to adopt the Distribution and Service Plan and Distribution and Service Agreements at a meeting called for the purpose of voting on such Distribution and Service Plan and Distribution and Service Agreements on January 26, 2001. The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above. All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Service Shares of the affected ProFund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Shares of the affected ProFund on not more than 60 days' written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the ProFunds and holders of Service Shares of the ProFunds. In the Trustees' quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

     The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of Service Class investors. These activities and services are intended to make Service Class shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

     The  Distribution  and  Service  Plan  is the  successor  to a  Shareholder
Services Plan, which provided for the financing of certain of the services detailed above. At a meeting held on January 26, 2001, the Trustees reduced the fee payable under the Shareholder Services Plan from 1.00% (on an annual basis) of the average daily net assets attributable to Service Class shares to a rate equal to 0.25%, effective at the close of business on January 30, 2001, and terminated the Shareholder Services Plan effective 60 days after January 30, 2001. For the fiscal year ended December 31, 2000, each of the following ProFunds paid shareholder services fees to authorized financial intermediaries, in the following amounts:


                        SHAREHOLDER SERVICES FEES*
                                FYE 12/31

Bull ProFund                                                   [ ]
UltraBull ProFund                                              [ ]
Bear ProFund                                                   [ ]
UltraBear ProFund                                              [ ]
UltraOTC ProFund                                               [ ]
Money Market ProFund                                           [ ]
UltraShort OTC ProFund                                         [ ]
UltraEurope ProFund                                            [ ]
UltraSmall-Cap ProFund                                         [ ]
UltraMid-Cap ProFund                                           [ ]
UltraJapan ProFund                                             [ ]
OTC ProFund                                                    [ ]
Biotechnology UltraSector ProFund                              [ ]
Energy UltraSector ProFund                                     [ ]
Financial UltraSector ProFund                                  [ ]
Healthcare UltraSector ProFund                                 [ ]
Internet UltraSector ProFund                                   [ ]
Real Estate UltraSector ProFund                                [ ]
Semiconductor UltraSector ProFund                              [ ]
Technology UltraSector ProFund                                 [ ]
Telecommunications UltraSector ProFund                         [ ]
Wireless Communications UltraSector ProFund                    [ ]

     The Airline UltraSector ProFund, Banking UltraSector ProFund, Basic Materials UltraSector ProFund, Consumer Cyclical UltraSector ProFund, Consumer Non-Cyclical UltraSector ProFund, Entertainment and Leisure UltraSector ProFund, Industrial UltraSector ProFund, Oilfield Equipment and Services UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, and Utilities UltraSector ProFund had not commenced operations as of December 31, 2000.

                               COSTS AND EXPENSES

     Each ProFund bears all expenses of its operations other than those assumed by the Advisor or the Administrator. ProFund expenses include: the management fee; administrative and transfer agency and shareholder servicing fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and non-interested Trustees' fees and expenses.

ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST

     ProFunds (the "Trust") is a registered open-end investment company under the 1940 Act. The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. Other separate series may be added in the future. Each ProFund offers two classes of shares: the Service Shares and the Investor Shares.

     All shares of the ProFund are freely transferable. The Trust shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust shares have equal voting rights, except that, in a matter affecting a particular series or class of shares, only shares of that series or class may be entitled to vote on the matter.

     Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding shares of the Trust, the Trust will call a meeting of ProFunds' shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

     The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust's property for all loss and expense of any ProFunds shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which loss of account of shareholder liability is limited to circumstances in which the ProFunds itself would not be able to meet the Trust's obligations and this risk, thus, should be considered remote.

         If a ProFund does not grow to a size to permit it to be economically viable, the ProFund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

                                 CAPITALIZATION

     As of April 3, 2001, no person owned of record, or to the knowledge of management beneficially owned, five percent or more of the outstanding shares of the ProFunds or classes except as set forth below:

MONEY MARKET PROFUND--INVESTOR SHARES          TOTAL SHARES       PERCENTAGE

[            ]                                 [         ]        [       ]%

MONEY MARKET PROFUND--SERVICE SHARES            TOTAL SHARES       PERCENTAGE

[            ]                                 [         ]         [       ]%

BULL PROFUND--INVESTOR SHARES                   TOTAL SHARES       PERCENTAGE

[            ]                                 [         ]         [       ]%

BULL PROFUND--SERVICE SHARES                    TOTAL SHARES       PERCENTAGE

[            ]                                 [         ]         [       ]%

ULTRABULL PROFUND--INVESTOR SHARES              TOTAL SHARES       PERCENTAGE

[            ]                                 [         ]         [       ]%

ULTRABULL PROFUND--SERVICE SHARES               TOTAL SHARES       PERCENTAGE

[            ]                                 [         ]         [     ]%

BEAR PROFUND--INVESTOR CLASS SHARES             TOTAL SHARES       PERCENTAGE

[            ]                                 [         ]         [     ]%

BEAR PROFUND--SERVICE SHARES                     TOTAL SHARES      PERCENTAGE

[            ]                                  [        ]         [     ]%

ULTRABEAR PROFUND--INVESTOR SHARES               TOTAL SHARES      PERCENTAGE

[            ]                                  [        ]         [     ]%

ULTRABEAR PROFUND--SERVICE SHARES                TOTAL SHARES      PERCENTAGE

[            ]                                  [        ]         [     ]%

ULTRAOTC PROFUND--INVESTOR SHARES                TOTAL SHARES      PERCENTAGE

[            ]                                   [       ]         [     ]%

ULTRAOTC PROFUND--SERVICE SHARES                 TOTAL SHARES      PERCENTAGE

[            ]                                   [       ]         [     ]%

ULTRASHORT OTC PROFUND--INVESTOR SHARES          TOTAL SHARES      PERCENTAGE

[            ]                                   [       ]         [     ]%

ULTRASHORT OTC PROFUND--SERVICE SHARES           TOTAL SHARES      PERCENTAGE

[            ]                                   [       ]         [     ]%

ULTRAEUROPE PROFUND--INVESTOR SHARES             TOTAL SHARES      PERCENTAGE

[            ]                                   [       ]         [     ]%

ULTRAEUROPE PROFUND--SERVICE SHARES              TOTAL SHARES      PERCENTAGE

[            ]                                   [       ]         [     ]%

ULTRASMALL-CAP PROFUND--INVESTOR SHARES          TOTAL SHARES      PERCENTAGE

[            ]                                   [       ]         [     ]%

ULTRASMALL-CAP PROFUND--SERVICE SHARES           TOTAL SHARES      PERCENTAGE

[            ]                                   [       ]         [     ]%

ULTRAMID-CAP PROFUND--INVESTOR SHARES            TOTAL SHARES      PERCENTAGE

[            ]                                   [       ]         [     ]%

ULTRAMID-CAP PROFUND--SERVICE SHARES             TOTAL SHARES      PERCENTAGE

[            ]                                   [       ]         [     ]%

ULTRAJAPAN PROFUND--INVESTOR SHARES              TOTAL SHARES      PERCENTAGE

[            ]                                   [       ]         [     ]%

ULTRAJAPAN PROFUND--SERVICE SHARES               TOTAL SHARES      PERCENTAGE

[            ]                                   [       ]         [     ]%

OTC PROFUND--INVESTOR SHARES                     TOTAL SHARES      PERCENTAGE

[            ]                                   [       ]         [     ]%

OTC PROFUND--SERVICE SHARES                      TOTAL SHARES      PERCENTAGE

[            ]                                   [       ]         [     ]%

BIOTECHNOLOGY ULTRASECTOR
PROFUND--INVESTOR SHARES                         TOTAL SHARES      PERCENTAGE

[            ]                                   [        ]        [     ]%

BIOTECHNOLOGY ULTRASECTOR
PROFUND--SERVICE SHARES                           TOTAL SHARES     PERCENTAGE

[            ]                                    [       ]        [     ]%

ENERGY ULTRASECTOR
PROFUND--INVESTOR SHARES                         TOTAL SHARES      PERCENTAGE

[            ]                                    [       ]        [     ]%

ENERGY ULTRASECTOR
PROFUND--SERVICE SHARES                          TOTAL SHARES      PERCENTAGE

[            ]                                    [       ]        [     ]%

FINANCIAL ULTRASECTOR
PROFUND--INVESTOR SHARES                         TOTAL SHARES      PERCENTAGE

[            ]                                    [       ]        [      ]%

FINANCIAL ULTRASECTOR
PROFUND--SERVICE SHARES                           TOTAL SHARES     PERCENTAGE

[            ]                                    [       ]        [      ]%

HEALTHCARE ULTRASECTOR
PROFUND--INVESTOR SHARES                         TOTAL SHARES       PERCENTAGE

[     ]                                          [         ]        [        ]%

HEALTHCARE ULTRASECTOR
PROFUND--SERVICE SHARES                          TOTAL SHARES       PERCENTAGE

[     ]                                          [         ]        [        ]%

INTERNET ULTRASECTOR
PROFUND--INVESTOR SHARES                         TOTAL SHARES       PERCENTAGE

[     ]                                          [         ]        [        ]%

INTERNET ULTRASECTOR
PROFUND--SERVICE SHARES                          TOTAL SHARES       PERCENTAGE

[     ]                                          [         ]        [        ]%

REAL ESTATE ULTRASECTOR
PROFUND--INVESTOR SHARES                         TOTAL SHARES       PERCENTAGE

[     ]                                          [         ]        [        ]%

REAL ESTATE ULTRASECTOR
PROFUND--SERVICE SHARES                          TOTAL SHARES       PERCENTAGE

[     ]                                          [         ]        [        ]%

SEMICONDUCTOR ULTRASECTOR
PROFUND--INVESTOR SHARES                         TOTAL SHARES       PERCENTAGE

[     ]                                          [         ]        [        ]%

SEMICONDUCTOR ULTRASECTOR
PROFUND--SERVICE SHARES                          TOTAL SHARES       PERCENTAGE

[     ]                                          [         ]        [        ]%

TECHNOLOGY ULTRASECTOR
PROFUND--INVESTOR SHARES                         TOTAL SHARES       PERCENTAGE

[     ]                                          [         ]        [        ]%

TECHNOLOGY ULTRASECTOR
PROFUND--SERVICE SHARES                          TOTAL SHARES       PERCENTAGE

[     ]                                          [         ]        [        ]%

TELECOMMUNICATIONS ULTRASECTOR
PROFUND--INVESTOR SHARES                         TOTAL SHARES       PERCENTAGE

[     ]                                          [         ]        [        ]%

TELECOMMUNICATIONS ULTRASECTOR
PROFUND--SERVICE SHARES                          TOTAL SHARES        PERCENTAGE

[     ]                                          [        ]          [       ]%

WIRELESS COMMUNICATIONS ULTRASECTOR
PROFUND--INVESTOR SHARES                         TOTAL SHARES        PERCENTAGE

[     ]                                          [        ]          [       ]%

WIRELESS COMMUNICATIONS ULTRASECTOR
PROFUND--SERVICE SHARES                          TOTAL SHARES        PERCENTAGE

[     ]                                          [        ]          [       ]%

      A shareholder who beneficially owns, directly or indirectly, more than 25% of a ProFund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the ProFund and may be able to determine the outcome of any matter submitted for shareholder consideration with respect to that ProFund.

                                    TAXATION

     Set forth below is a discussion of certain U.S. federal income tax issues concerning the ProFunds and the purchase, ownership, and disposition of ProFund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of ProFund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     Dividends out of net ordinary income and distribution of net short-term capital gains are taxable to the recipient U.S. shareholders as ordinary income, whether received in cash or reinvested in ProFund shares. Dividends from net ordinary income may be eligible for the corporate dividends-received deduction.

     The excess of net long-term capital gains over the net short-term capital losses realized and distributed by a ProFund to its U.S. shareholders as capital gains distributions is taxable to the shareholders as gain from the sale of a capital asset held for more than one year, regardless of the length of time a shareholder has held the ProFund shares. If a shareholder holds ProFund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of the ProFund shares will be long-term loss to the extent of such distribution.

     The amount of an income dividend or capital gains distribution declared by a ProFund during October, November or December of a year to shareholder of record as of a specified date in such a month that is paid during January of the following year will be deemed to be received by shareholders on December 31 of the prior year.

     Any dividend or distribution paid by a ProFund has the effect of reducing the ProFund's net asset value per share. Investors should be careful to consider the tax effect of buying shares shortly before a distribution by a ProFund. The price of shares purchased at that time will include the amount of the
forthcoming   distribution,   but  the  distribution  will  be  taxable  to  the
shareholder.

     A dividend or capital gains distribution with respect to shares of a ProFund held by a tax-deferred or qualified plan, such as an IRA, retirement plan or corporate pension or profit sharing plan, will not be taxable to the plan. Distribution from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

     Shareholders will be advised annually as to the federal tax status of dividends and capital gains distribution made by the ProFunds for the preceding year. Distributions by ProFunds generally will be subject to state and local taxes.

     Each of the ProFunds intends to qualify and elect to be treated each year as a regulated investment company (a "RIC") under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Accordingly, each ProFund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the ProFund's assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the ProFund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).

     As a RIC, a ProFund generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the ProFund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each ProFund intends to distribute substantially all of such income.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the ProFund level. To avoid the tax, each ProFund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the ProFunds intend to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the ProFund in October, November or December of that year with a record date in such a month and paid by the ProFund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

MARKET DISCOUNT

     If ProFund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the ProFund in each taxable year in which the ProFund owns an interest in such debt security and receives a principal payment on it. In particular, the ProFund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a ProFund at a constant rate over the time remaining to the debt security's maturity or, at the election of the ProFund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT

     Certain debt securities acquired by the ProFunds may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a ProFund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

     Some debt securities may be purchased by the ProFunds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

     Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a ProFund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by a ProFund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

     Transactions in options, futures and forward contracts undertaken by the ProFunds may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a ProFund, and losses realized by the ProFund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a ProFund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

     Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the ProFunds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a ProFund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

CONSTRUCTIVE SALES

     Recently enacted rules may affect the timing and character of gain if a ProFund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the ProFund enters into certain transactions in property while holding substantially identical property, the ProFund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the ProFund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the ProFund's holding period and the application of various loss deferral provisions of the Code.

PASSIVE FOREIGN INVESTMENT COMPANIES

     The ProFunds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a ProFund receives a so-called "excess distribution" with respect to PFIC stock, the ProFund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the ProFund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the ProFund held the PFIC shares. Each ProFund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior ProFund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gains.

     The ProFunds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a ProFund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the ProFund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of ProFund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

DISTRIBUTIONS

     Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a ProFund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the ProFund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may deduct the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the ProFund as capital gain dividends, whether paid in cash or in shares, are taxable as gain from the sale or exchange of an asset held for more than one year, regardless of how long the shareholder has held the ProFund's shares. Capital gains dividends are not eligible for the dividends received deduction.

     Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

     If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a ProFund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a ProFund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.

     If a shareholder has chosen to receive distributions in cash, and the postal (or other delivery) service is unable to deliver checks to the shareholder's address of record, ProFunds will change the distribution option so that all distributions are automatically reinvested in additional shares. ProFunds will not pay interest on uncashed distribution checks.

DISPOSITION OF SHARES

     Upon a redemption, sale or exchange of shares of a ProFund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term, mid-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a ProFund's shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

     Each ProFund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the ProFund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the ProFund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

OTHER TAXATION

     Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders and certain types of U.S. shareholders subject to special treatment under the U.S. federal income tax laws (e.g. banks and life insurance companies) may be subject to U.S. tax rules that differ significantly from those summarized above.

EQUALIZATION ACCOUNTING

     Each ProFund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, each ProFund may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the ProFund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the ProFund is required to distribute as dividends to shareholders in order for the ProFund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and the amount of any undistributed income will be reflected in the value of the ProFund's shares; the total return on a shareholder's investment will not be reduced as a result of the ProFund's distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

                             PERFORMANCE INFORMATION

TOTAL RETURN CALCULATIONS

     From time to time, each of the non-money market ProFunds may advertise its total return for prior periods. Any such advertisement would include at least average annual total return quotations for one, five, and ten-year periods, or for the life of the ProFund. Other total return quotations, aggregate or average, over other time periods for the ProFund also may be included.

     The total return of a ProFund for a particular period represents the increase (or decrease) in the value of a hypothetical investment in the ProFund from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; this calculation assumes that the initial investment is made at the current net asset value and that all income dividends or capital gains distributions during the period are reinvested in shares of the ProFund at net asset value. Total return is based on historical earnings and net asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders on dividends and distributions paid by the ProFund.

     Average annual total return quotations for periods of two or more years are computed by finding the average annual compounded rate of return over the period that would equal the initial amount invested to the ending redeemable value.

     The average annual total return for each ProFund for the one year and since inception periods ended December 31, 2000, were as follows:


                                                                              INVESTOR SHARES

                                                                                 RETURN
                                                    INCEPTION DATE           SINCE INCEPTION          1YR. RETURN
                                                  --------------            -----------------         -----------
Bull ProFund                                          12/02/97                    [ ]%                     [ ]%
UltraBull ProFund                                     11/28/97                    [ ]%                     [ ]%
Bear ProFund                                          12/31/97                    [ ]%                     [ ]%
UltraBear ProFund                                     12/23/97                    [ ]%                     [ ]%
UltraOTC ProFund                                      12/02/97                    [ ]%                     [ ]%
Money Market ProFund                                  11/17/97                    [ ]%                     [ ]%
UltraShort OTC ProFund                                 6/02/98                    [ ]%                     [ ]%
UltraEurope ProFund                                    3/15/99                    [ ]%                     [ ]%
UltraSmall-Cap ProFund                                 2/01/00                    [ ]%                     N/A
UltraMid-Cap ProFund                                   2/01/00                    [ ]%                     N/A
UltraJapan ProFund                                     2/01/00                    [ ]%                     N/A
OTC ProFund                                            9/05/00                    [ ]%                     N/A
Biotechnology UltraSector ProFund                      6/21/00                    [ ]%                     N/A
Energy UltraSector ProFund                             6/21/00                    [ ]%                     N/A
Financial UltraSector ProFund                          6/21/00                    [ ]%                     N/A
Healthcare UltraSector ProFund                         6/21/00                    [ ]%                     N/A
Internet UltraSector ProFund                           6/21/00                    [ ]%                     N/A
Real Estate UltraSector ProFund                        6/21/00                    [ ]%                     N/A
Semiconductor UltraSector ProFund                      6/21/00                    [ ]%                     N/A
Technology UltraSector ProFund                         6/21/00                    [ ]%                     N/A
Telecommunications UltraSector ProFund                 6/21/00                    [ ]%                     N/A
Wireless Communications UltraSector ProFund            6/21/00                    [ ]%                     N/A

                                                                              SERVICE SHARES

                                                                                 RETURN
                                                    INCEPTION DATE           SINCE INCEPTION          1YR. RETURN
                                                  --------------            -----------------         -----------
Bull ProFund                                          12/02/97                    [ ]%                     [ ]%
UltraBull ProFund                                     11/28/97                    [ ]%                     [ ]%
Bear ProFund                                          12/31/97                    [ ]%                     [ ]%
UltraBear ProFund                                     12/23/97                    [ ]%                     [ ]%
UltraOTC ProFund                                      12/02/97                    [ ]%                     [ ]%
Money Market ProFund                                  11/17/97                    [ ]%                     [ ]%
UltraShort OTC ProFund                                 6/02/98                    [ ]%                     [ ]%
UltraEurope ProFund                                    3/15/99                    [ ]%                     [ ]%
UltraSmall-Cap ProFund                                 2/01/00                    [ ]%                     N/A
UltraMid-Cap ProFund                                   2/01/00                    [ ]%                     N/A
UltraJapan ProFund                                     2/01/00                    [ ]%                     N/A
OTC ProFund                                            9/05/00                    [ ]%                     N/A
Biotechnology UltraSector ProFund                      6/21/00                    [ ]%                     N/A
Energy UltraSector ProFund                             6/21/00                    [ ]%                     N/A
Financial UltraSector ProFund                          6/21/00                    [ ]%                     N/A
Healthcare UltraSector ProFund                         6/21/00                    [ ]%                     N/A
Internet UltraSector ProFund                           6/21/00                    [ ]%                     N/A
Real Estate UltraSector ProFund                        6/21/00                    [ ]%                     N/A
Semiconductor UltraSector ProFund                      6/21/00                    [ ]%                     N/A
Technology UltraSector ProFund                         6/21/00                    [ ]%                     N/A
Telecommunications UltraSector ProFund                 6/21/00                    [ ]%                     N/A
Wireless Communications UltraSector ProFund            6/21/00                    [ ]%                     N/A

     The Airline UltraSector ProFund, Banking UltraSector ProFund, Basic Materials UltraSector ProFund, Consumer Cyclical UltraSector ProFund, Consumer Non-Cyclical UltraSector ProFund, Entertainment and Leisure UltraSector ProFund, Industrial UltraSector ProFund, Oilfield Equipment and Services UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, and Utilities UltraSector ProFund had not commenced operations as of December 31, 2000.

     This performance data represents past performance and is not an indication of future results. The recent growth in the stock market, particularly the technology industry, has helped produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, the ProFunds' performance may be subject to substantial short-term changes. The ProFunds' total return does not show the effects of income taxes on an individual's investments.

YIELD CALCULATIONS

     From time to time, the Money Market ProFund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market ProFund refers to the income generated by an investment in the Money Market
ProFund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the Money Market ProFund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     Since yield fluctuates, yield data cannot necessarily be used to compare an investment in the Money Market ProFund's shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders of the Money Market ProFund should remember that yield generally is a function of the kind and quality of the instrument held in portfolio, portfolio maturity, operating expenses, and market conditions.

     For the seven-day period ended December 31, 2000, the seven-day effective yield for the Investor Shares and Service Shares of the Money Market ProFund was [ ]% and [ ]%, respectively.

COMPARISONS OF INVESTMENT PERFORMANCE

     In conjunction with performance reports, promotional literature, and/or analyses of shareholder service for a ProFund, comparisons of the performance information of the ProFund for a given period to the performance of recognized, unmanaged indexes for the same period may be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor's Corporation, Lipper Analytical Services, Inc., Shearson Lehman Brothers, the National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, and the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of a ProFund's investment performance. In particular, performance information for the Bull ProFund, the UltraBull ProFund, the Bear ProFund and the UltraBear ProFund may be compared to various unmanaged indexes, including, but not limited to, the S&P 500 Index or the Dow Jones Industrial Average; performance information for the OTC ProFund and the UltraOTC ProFund may be compared to various unmanaged indexes, including, but not limited to its current benchmark, the NASDAQ 100 Index(TM).

     In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Magazine, Personal Investor, Morningstar, Inc., and similar sources which utilize information compiled (i) internally, (ii) by Lipper Analytical Services, Inc. ("Lipper"), or (iii) by other recognized analytical services, may be used in sales literature. The total return of each ProFund (other than the Money Market ProFund) also may be compared to the performances of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper and CDA Investment Technologies, Inc., among others. The Lipper ranking and comparison, which may be used by the ProFunds in performance reports, will be drawn from the "Capital Appreciation ProFunds" grouping for the Bull ProFund, the UltraBull ProFund, the Bear ProFund and the UltraBear ProFund and from the "Small Company Growth ProFunds" grouping for the OTC ProFund and the UltraOTC ProFund. In addition, the broad-based Lipper groupings may be used for comparison to any of the ProFunds.

     Further information about the performance of the ProFunds will be contained in the ProFunds' annual reports to shareholders, which may be obtained without charge by writing to the ProFunds at the address or telephoning the ProFunds at the telephone number set forth on the cover page of this SAI.

RATING SERVICES

     The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, Bankers Trust also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but Bankers Trust will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this SAI.

Other Information

     The ProFunds are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), NASDAQ Stock Markets, Inc. ("NASDAQ") or Frank Russell Company. S&P, NASDAQ and the Frank Russell Company make no representation or warranty, express or implied, to the owners of shares of the ProFunds or any member of the public regarding the advisability of investing in securities generally or in the ProFunds particularly or the ability of the S&P 500 Index(R), S&P MidCap 400 Index, NASDAQ 100 Index(TM) or the Russell 2000(R) Index, respectively, to track general stock market performance. S&P's, NASDAQ's and Frank Russell Company's only relationship to the ProFunds (the "Licensee") is the licensing of certain trademarks and trade names of S&P, NASDAQ and the Frank Russell Company, respectively, and of the S&P 500 Index(R)/S&P MidCap 400 Index, NASDAQ 100 Index(TM) and Russell 2000(R) Index, respectively. S&P, NASDAQ and the Frank Russell Company have no obligation to take the needs of the Licensee or owners of the shares of the ProFunds into consideration in determining, composing or calculating the S&P 500 Index(R), the S&P MidCap 400 Index, the NASDAQ 100 Index(TM) and the Russell 2000(R) Index , respectively. S&P, NASDAQ and the Frank Russell Company are not responsible for and have not participated in the determination or calculation of the equation by which the shares of ProFunds are to be converted into cash. S&P, NASDAQ and the Frank Russell Company have no obligation or liability in connection with the administration, marketing or trading of ProFunds.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX(R) OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX(R) OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Dow Jones" and the name of each Dow Jones sector index are service marks of Dow Jones & Company, Inc.

Dow Jones does not:

 .    Sponsor, endorse, sell or promote the UltraSector ProFunds.

 .    Recommend that any person invest in the  UltraSector  ProFunds or any other securities.

 .    Have  any  responsibility  or  liability  for or make any  decisions  about timing, amount or pricing of the UltraSector ProFunds.

 .    Have any responsibility or liability for the administration,  management or marketing of the UltraSector ProFunds.

 .    Consider  the  needs  of the  UltraSector  ProFunds  or the  owners  of the
     UltraSector ProFunds in determining, composing or calculating the Dow Jones sector indices or have any obligation to do so.

 .    Dow Jones will not have any  liability in connection  with the  UltraSector
     ProFunds. Specifically,

     . Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:
     . The results to be obtained by the UltraSector ProFunds, the owner of the UltraSector ProFunds or any other person in connection with the use of the Dow Jones sector indices and the data included in the Dow Jones sector indices;
     . The accuracy or completeness of the Dow Jones sector indices and its data;
     . The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices and its data:
     . Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices or its data;
     . Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

                              FINANCIAL STATEMENTS

     The Report of Independent Accountants and Financial Statements of the ProFunds for the fiscal year ended December 31, 2000 are incorporated herein by reference to the Trust's Annual Report, such Financial Statements having been audited by PricewaterhouseCoopers LLP, independent accountants, and are so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting. Copies of such Annual Report are available without charge upon request by writing to ProFunds, 3435 Stelzer Road, Columbus, Ohio 43219-8006 or telephoning (888) 776-3637.

     NO  PERSON  HAS  BEEN  AUTHORIZED  TO GIVE ANY  INFORMATION  OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROFUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROFUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                    APPENDIX

                        DESCRIPTION OF SECURITIES RATINGS

DESCRIPTION OF S&P'S CORPORATE RATINGS:

     AAA-Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA-Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issuers only in small degree.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

     Aaa-Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH INVESTORS SERVICE'S CORPORATE BOND RATINGS:

     AAA-Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

     AA-Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secure but influenced as the ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF DUFF & PHELPS' CORPORATE BOND RATINGS:

     AAA-Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury Funds.

     AA+, AA-High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS:

     AAA-Prime-These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

     General Obligation Bonds-In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

     Revenue Bonds-Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

     AA-High Grade-The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS:

     Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa-Bonds which are rated Aa judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's may apply the numerical modifier in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

DESCRIPTION OF S&P'S MUNICIPAL NOTE RATINGS:

     Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS:

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans the designation MIG-2/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

     Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to posses overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1-Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF DUFF & PHELPS' COMMERCIAL PAPER RATINGS:

     Duff  1+-Highest  certainly  of  timely  payment.   Short  term  liquidity,
including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

     Duff 1-Very high certainty of timely +.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or relating supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business economic or financial conditions may increase investment risk albeit not very significantly.

     A-Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     BBB-Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

     BB-Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions.

     B-Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

     CCC-Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions.

     CC-Obligations which are highly speculative or which have a high risk of default.

     C-Obligations which are currently in default.

     Notes: "+" or "-".

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely business, economic or financial conditions.

     A3-Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

     B-Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

     C-Obligations for which there is an inadequate capacity to ensure timely repayment.

     D-Obligations which have a high risk of default or which are currently in default.

DESCRIPTION OF THOMSON BANK WATCH SHORT-TERM RATINGS:

     TBW-1-The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2-The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as of issues rated 'TBW-1'.

     TWB-3-The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     TWB-4-The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION  OF THOMSON  BANKWATCH  LONG-TERM RATINGS:

     AAA-The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

     AA-The second -highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highs category.

     A-The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB-The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE (ISSUES REGARDED AS HAVING SPECULATIVE CHARACTERISTICS IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)

     BB-While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

     B-Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

     CCC-Issues rate "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

     CC-"CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

     D-Default

     These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

A RATING IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE RESPECTIVE CATEGORY THE ISSUE IS PLACED.

                                     Part C
                                Other Information

ITEM 23. Exhibits

         (a)(1)          Certificate of Trust of ProFunds (the "Registrant") (1)
         (a)(2)          First Amended Declaration of Trust of the Registrant (2)
         (a)(3)          Form of Establishment and Designation of Series dated February 18, 1998(5)
         (a)(4)          Form of Establishment and Designation of Series dated February 23, 1999 (5)
         (a)(5)          Form of Establishment and Designation of Eleven Series dated
                          October 15, 1999 (6)
         (a)(6)          Form of Establishment and Designation of Three Series (7)
         (a)(7)          Form of Establishment and Designation of Seventeen Series (8)
         (a)(8)          Form of Establishment and Designation of Series (9)
         (a)(9)          Form of Amended Designation of Series (9)
         (a)(10)         Form of Establishment and Designation of Four Series (10)
         (a)(11)         Form of Establishment and Designation of Series (11)
         (a)(12)         Form of Establishment and Designation of Series (12)
         (a)(13)         Form of Amended Designation of Series
         (b)             By-laws of Registrant (2)
         (c)             Not Applicable
         (d)(1)          Form of Investment Advisory  Agreement (2)
         (d)(2)          Investment Advisory Agreement for Cash Management Portfolio (7)
         (d)(3)          Amendment to Investment Advisory Agreement between ProFunds and ProFund  Advisors LLC (7)
         (d)(4)          Investment Advisory Agreement for UltraEurope and UltraShort Europe
                          ProFunds (4)
         (d)(5)          Form of Amended and Restated Investment Advisory Agreement (8)
         (d)(6)          Form of Amended and Restated Investment Advisory Agreement (9)
         (d)(7)          Form of Amended and Restated Investment Advisory Agreement (10)
         (d)(8)          Form of Amended and Restated Investment Advisory Agreement (11)
         (d) (9)         Form of Amended and Restated Investment Advisory Agreement (12)
         (d)(10)         Form of Amended and Restated Investment Advisory Agreement
         (e)             Form of Distribution Agreement and Dealer Agreement (2)
         (f)             Not Applicable
         (g)(1)          Form of Custody Agreement with UMB Bank, N.A. (2)
         (g)(2)          Amendment to Custody Agreement with UMB Bank, N.A. (3)
         (g)(3)          Form of Foreign Custody Manager Delegation Agreement (10)
         (h)(1)          Form of Transfer Agency Agreement (2)
         (h)(2)          Form of Administration Agreement (2)
         (h)(3)          Form of Administration and Services Agreement incorporated by reference to Bankers Trust Company's
                          Registration Statement on Form N-1A (File No. 811-06073) filed with the Commission on April 24, 1996.
         (h)(4)          Form of Fund Accounting Agreement (2)
         (h)(5)(i)       Form of Management Services Agreement (2)
         (h)(5)(ii)      Amendment to Management Services Agreement with respect to the UltraShort OTC ProFund (3)
         (h)(5)(iii)     Form of Amended and Restated Management Services Agreement (4)
         (h)(6)          Form of Shareholder Services Agreement related to Adviser Shares (2)
         (h)(7)          Form of Omnibus Fee Agreement with BISYS Fund Services LP (2)
         (h)(8)          Form of Amendment to Omnibus Fee Agreement (6)
         (h)(9)          Form of Participation Agreement (6)
         (h)(10)         Form of Administrative Services Agreement(6)
         (i)             Opinion and Consent of Counsel to the Registrant (2)
         (j)             Consent of Independent Auditors
         (k)             None
         (l)             Purchase Agreement dated October 10, 1997 between the Registrant and National Capital Group, Inc. (2)
         (m)(1)          Form of Distribution Plan (6)
         (m)(2)          Form of Services Agreement (6)
         (m)(3)          Form of Distribution and Service Plan
         (n)(1)          Multiple Class Plan (previously o(1)) (7)
         (n)(2)          Form of Amended and Restated Multi-Class Plan (8)
         (n)(3)          Form of Amended and Restated Multi-Class Plan (9)
         (n)(4)          Form of Amended and Restated Multi-Class Plan (10)
         (n)(5)          Form of Amended and Restated Multi-Class Plan (11)
         (n)(6)          Form of Amended and Restated Multi-Class Plan (12)
         (o)(1)          Power of Attorney of Cash Management Portfolio (previously p(1)) (7)
         (o)(2)          Power of Attorney of ProFunds (previously p(2)) (4)
         (o)(3)          Power of Attorney of ProFunds (9)
         (o)(4)          Power of Attorney of Gary Tenkman (11)
         (p)(1)          Form of Code of Ethics of Registrant (9)
         (p)(2)          Form of Code of Ethics of ProFund Advisors LLC (9)

(1)  Filed with initial registration statement.

(2) Previously filed on October 29, 1997 as part of Pre-Effective Amendment No. 3 and incorporated by reference herein.

(3) Previously filed on February 24, 1998 as part of Post-Effective Amendment No. 1 and incorporated by reference herein.

(4) Previously filed on March 2, 1999 as part of Post-Effective Amendment No.4 and incorporated by reference herein.

(5) Previously filed on August 4, 1999 as part of Post-Effective Amendment No.6 and incorporated by reference herein.

(6) Previously filed on October 15, 1999 as part of Post-Effective Amendment No. 8 and incorporated by reference herein.

(7) Previously filed on November 15, 1999 as part of Post-Effective Amendment No. 9 and incorporated by reference herein.

(8) Previously filed on December 23, 1999 as part of Post-Effective Amendment No. 10 and incorporated by reference herein.

(9) Previously filed on May 1, 2000 as part of Post-Effective Amendment No. 13 and incorporated by reference herein.

(10) Previously filed on July 13, 2000 as part of Post-Effective Amendment No. 14 and incorporated by reference herein.

(11) Previously filed on September 1, 2000 as part of Post-Effective Amendment No. 15 and incorporated by reference herein.

(12) Previously filed on January 12, 2001 as part of Post-Effective Amendment No. 16 and incorporated by reference herein.

ITEM 24. Persons Controlled By or Under Common Control With Registrant.

         None.

ITEM 25. Indemnification

         The Registrant is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of April 17, 1997 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

         (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misconduct, bad faith, gross negligence, or reckless disregard of his duties;

         (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

         (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

         The   Declaration  of  Trust  of  the   Registrant   provides  that  if
         indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26. Business and Other Connections  of Investment  Advisor

         ProFund Advisors LLC, a limited liability company formed under the laws of the State of Maryland on May 8, 1997. Information relating to the business and other connections of Bankers Trust which serves as investment adviser to the Cash Management Portfolio and each director, officer or partner of Bankers Trust are hereby incorporated by reference to disclosures in Item 28 of BT Institutional Funds (accession # 0000862157-97-00007) as filed on March 17, 1997 with the Securities and Exchange Commission.

ITEM 27. Principal Underwriter

Concord Financial Group, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 acts solely as interim distributor for the Registrant. The officers of Concord Financial Group, Inc., all of whose principal business address is set forth above, are:

                           Principal Position and Offices                       Position and Offices
Name                       with CFG                                             with Registrant
----                       ----------------------------------------             -----------------------
Lynn J. Magnum             Chairman                                                none

Walter B. Grimm            President                                               none

Dennis Sheehan Sr.         Executive Vice President                                none

Kevin Dell                 Vice President/Secretary/                               none
                              General Counsel

Dale Smith                  Vice President/                                        none
                              Chief Financial Officer

Irimga McKay               Supervising Principal                                   none

ITEM 28. Location of Accounts and Records

         All accounts, books, and records required to be maintained and preserved by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at:

         (1) ProFund Advisors LLC, 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland (records relating to its functions as investment adviser and manager to the portfolios other than the Money Market ProFund);

         (2)      BISYS  Fund  Services,   3435  Stelzer  Road,  Columbus,  Ohio
                  (records relating to the administrator, fund accountant and transfer agent).

         (3) UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri for each ProFund (records relating to its function as Custodian)

ITEM 29. Management Services

         None.

ITEM 30. Undertakings

         (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and, in connection with such meeting, to comply with the shareholder communications provisions of Section 16(c) of the Investment Company Act of 1940.

          (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to shareholders, upon request and without charge.

                                   SIGNATURES
                                    PROFUNDS

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, D.C. on March 2, 2001.

                                                PROFUNDS

                                                /S/ MICHAEL L. SAPIR*
                                                Michael L. Sapir, Chairman
                                                and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

           Signatures                                Title                              Date

/s/      MICHAEL L. SAPIR*                           Trustee, President                 March 2, 2001
         ------------------
         Michael L. Sapir

/s/      RUSSELL S. REYNOLDS, III*                   Trustee                            March 2, 2001
         ------------------------
         Russell S. Reynolds, III

/s/      MICHAEL WACHS*                              Trustee                            March 2, 2001
         --------------
         Michael Wachs

/s/      GARY TENKMAN*                               Treasurer                          March 2, 2001
         --------------
         Gary Tenkman



*By: /s/ KEITH T. ROBINSON

     Keith T. Robinson
     as Attorney-in-Fact
     Date:  March 2, 2001

                                   SIGNATURES
                            CASH MANAGEMENT PORTFOLIO

     CASH MANAGEMENT PORTFOLIO has duly caused this Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of ProFunds to be signed on its behalf by the undersigned, there unto duly authorized in the City of Baltimore and the State of Maryland on the 27th day of February, 2001.

                                      CASH MANAGEMENT PORTFOLIO


                                      /s/ Daniel O. Hirsch
                                      ------------------------------------------
                                      Daniel O. Hirsch,
                                      Assistant Secretary of the Cash Management
                                      Portfolio

     This Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of ProFunds has been signed below by the following persons in the capacities and on the date indicated.


Signatures                                           Title                              Date


/s/  Richard T. Hale*                                President and Chief                February 27, 2001
--------------------------------------------
     Richard T. Hale                                 Executive Officer/Trustee

/s/  Charles A. Rizzo*                               Treasurer and Principal            February 27, 2001
--------------------------------------------
     Charles A. Rizzo                                Financial Officer

/s/  Charles P. Biggar*                              Trustee                            February 27, 2001
--------------------------------------------
     Charles P. Biggar

/s/  S. Leland Dill*                                 Trustee                            February 27, 2001
--------------------------------------------
     S. Leland Dill

/s/  Richard J. Herring*                             Trustee                            February 27, 2001
--------------------------------------------
     Richard J. Herring

/s/  Bruce E. Langton*                               Trustee                            February 27, 2001
--------------------------------------------
     Bruce E. Langton

/s/  Martin J. Gruber*                               Trustee                            February 27, 2001
--------------------------------------------
     Martin J. Gruber

/s/  Philip Saunders, Jr.*                           Trustee                            February 27, 2001
--------------------------------------------
     Philip Saunders, Jr.

/s/  Harry Van Benschoten*                           Trustee                            February 27, 2001
--------------------------------------------
     Harry Van Benschoten

*By: /s/ Daniel O. Hirsch
         -----------------------
         Daniel O. Hirsch
         Assistant Secretary of Cash Management Portfolio
         Attorney-in-Fact




Date:  February 27, 2001

                                  EXHIBIT INDEX



Exhibit           Description


(a)(13)           Form of Amended Designation of Series
(d)(10)           Form of Amended and Restated Investment Advisory Agreement
(j)               Consent of Independent Auditors
(m)(3)            Form of Distribution and Service Plan